UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980
MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	12/31/04

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Equity Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Shares	Value (000)
Common Stocks (95.5%)
Consumer Discretionary (14.1%)
Clear Channel Communications, Inc.		92,560	$3,100
Hilton Hotels Corp.		42,670	970
Honda Motor Co., Ltd. ADR	(c)	167,710	4,370
Kohl's Corp.	(a)	50,910	2,503
Magna International, Inc., Class A	(c)	29,990	2,476
Marriott International, Inc., Class A		39,470	2,486
McDonald's Corp.		24,880	798
Starwood Hotels & Resorts Worldwide, Inc.		21,290	1,243
Target Corp.		30,520	1,585
Time Warner, Inc.	(a)	274,860	5,343
Viacom, Inc., Class B		26,850	977
Walt Disney Co.	(c)	122,800	3,414
			29,265
Consumer Staples (5.8%)
Altria Group, Inc.		35,890	2,193
Cadbury Schweppes plc ADR	(c)	66,260	2,498
Coca-Cola Co. (The)		68,310	2,844
Kimberly-Clark Corp.		35,530	2,338
Kraft Foods, Inc., Class A		60,100	2,140
			12,013
Energy (11.1%)
BP plc ADR		85,950	5,020
ConocoPhillips		34,240	2,973
Exxon Mobil Corp.		72,030	3,692
Royal Dutch Petroleum Co. (NY Shares)		79,320	4,551
Schlumberger Ltd.		66,450	4,449
Valero Energy Corp.		51,630	2,344
			23,029
Financials (20.5%)
Aegon N.V. (NY Shares)		52,450	719
Bank of America Corp.		64,500	3,031
Charles Schwab Corp. (The)		82,890	992
Chubb Corp.		46,710	3,592
Citigroup, Inc.		100,630	4,848
Freddie Mac		62,480	4,605
Goldman Sachs Group, Inc.		6,800	708
Hartford Financial Services Group, Inc.		40,330	2,795
JPMorgan Chase & Co.		156,481	6,104
Lehman Brothers Holdings, Inc.		49,830	4,359
Merrill Lynch & Co., Inc.		70,490	4,213
Metlife, Inc.		7,210	292
PNC Financial Services Group, Inc.		27,610	1,586
Prudential Financial, Inc.		37,870	2,081
St. Paul Travelers Cos., Inc. (The)		70,984	2,632
			42,557
Health Care (13.7%)
Applera Corp. - Applied Biosystems Group		16,060	336
Bausch & Lomb, Inc.		37,330	2,406
Bristol-Myers Squibb Co.		270,700	6,935
CIGNA Corp.		34,610	2,823
Eli Lilly & Co.		26,140	1,483
GlaxoSmithKline plc ADR	(c)	31,990	1,516
Roche Holding AG ADR		36,840	4,241
Sanofi-Aventis ADR		49,350	1,977
Schering-Plough Corp.		211,340	4,413
Wyeth		53,470	2,277
			28,407
Industrials (8.7%)
Equifax, Inc.		71,790	2,017

General Electric Co.		100,470	3,667
Ingersoll-Rand Co., Class A		21,100	1,695
Norfolk Southern Corp.		116,780	4,226
Northrop Grumman Corp.		40,270	2,189
Parker Hannifin Corp.		32,690	2,476
Raytheon Co.		50,110	1,946
			18,216
Information Technology (7.4%)
Accenture Ltd., Class A	(a)	102,250	2,761
Applied Materials, Inc.	(a)	91,820	1,570
Automatic Data Processing, Inc.		44,590	1,978
Computer Associates International, Inc.		53,930	1,675
Freescale Semiconductor, Inc., Class B	(a)	3,451	63
Intel Corp.		48,270	1,129
International Business Machines Corp.		16,430	1,620
Microsoft Corp.		72,060	1,925
Motorola, Inc.		60,810	1,046
SunGard Data Systems, Inc.	(a)	55,610	1,575
			15,342
Materials (6.1%)
Bayer AG ADR		173,750	5,904
Dow Chemical Co. (The)		55,250	2,735
Newmont Mining Corp.		60,300	2,678
Temple-Inland, Inc.		19,380	1,326
			12,643
Telecommunication Services (3.1%)
France Telecom S.A. ADR		52,760	1,745
Sprint Corp.		58,630	1,457
Verizon Communications, Inc.		83,220	3,371
			6,573
Utilities (5.0%)
American Electric Power Co., Inc.		44,140	1,516
Consolidated Edison, Inc.		34,380	1,504
Edison International		27,110	868
Entergy Corp.		36,240	2,450
Exelon Corp.		46,530	2,051
FirstEnergy Corp.		51,390	2,030
			10,419
Total Common Stocks (Cost $170,808)			198,464

		Face Amount (000)
Short Term Investments (8.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.0%)
Bank of New York
2.33%, 10/28/05	(h)	$309	309
Bear Stearns
2.37%, 4/15/05	(h)	170	170
Beta Finance, Inc.
2.28%, 2/18/05		127	127
Calyon NY
2.25%, 3/4/05	(h)	272	272
CIT Group Holdings
2.17%, 1/31/05	(h)	26	26
2.30%, 2/14/05	(h)	143	143
Citigroup, Inc.
2.39%, 9/1/05	(h)	91	91
Compass Securitization
2.38%, 3/17/05	(h)	132	132
Corporate Receivables Corp.
2.46%, 3/14/05		56	56
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	126	126
Eni Coordination Center
2.38%, 8/29/05	(h)	94	94
Giro Funding U.S. Corporation
2.37%, 2/7/05		56	56

HBOS Treasury Services plc, N.Y.
2.46%, 3/14/05		113	113
International Lease Finance Corp.
2.51%, 9/22/05	(h)	145	145
Jackson National Life Global Fund
2.32%, 1/18/05	(h)	94	94
K2 (USA) LLC
2.33%, 10/24/05	(h)	268	268
Landesbank Hessen Thur New York
2.24%, 2/2/05		95	95
Lehman Brothers, Inc.
2.33%, 1/3/05		2,312	2,312
Links Finance LLC
2.33%, 10/27/05	(h)	189	189
2.40%, 9/26/05	(h)	94	94
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	264	264
Nationwide Building Society
2.58%, 1/2/06	(h)	219	219
Pfizer, Inc.
2.30%, 1/31/06	(h)	189	189
Proctor & Gamble
2.42%, 1/31/06	(h)	77	77
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	189	189
Sheffield Receivable Corp.
2.21%, 1/12/05		265	265
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	189	189
SLM Corporation
2.41%, 1/31/06	(h)	189	189
Societe Generale, N.Y.
2.25%, 3/3/05	(h)	198	198
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	189	189
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		283	283
UBS Securities LLC
2.30%, 1/3/05		1,056	1,056
			8,219

Shares
Investment Company held as Collateral on Loan Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	47,533	48

		Face Amount (000)
Repurchase Agreement (4.2%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $8,836	(f)	$8,835	8,835
Total Short-Term Investments (Cost $17,102)			17,102
Total Investments+ (103.7%) (Cost $187,910) -
Including $8,178 of Securities Loaned			215,566
Liabilities Less Other Assets (-3.7%)			(7,788)
Net Assets (100%)			$207,778

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at December 31, 2004.

(f)                                    Represents the Portfolio's undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(k)                                  Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.

ADR                     American Depositary Receipt

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $187,910,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $27,656,000 of which $30,643,000 related to appreciated securities and $2,987,000 related to depreciated securities.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Shares	Value (000)
Common Stocks (98.4%)
Auto & Transportation (1.5%)
C.H. Robinson Worldwide, Inc.		237,677	$13,196
Expeditors International of Washington, Inc.		127,300	7,113
			20,309
Consumer Discretionary (37.3%)
Abercrombie & Fitch Co., Class A		232,600	10,921
Brascan Corp., Class A		560,176	20,172
Career Education Corp.	(a)	161,800	6,472
Cheesecake Factory, Inc. (The)	(a)	291,750	9,473
Chico’s FAS, Inc.	(a)	290,273	13,216
ChoicePoint, Inc.	(a)	243,261	11,188
Coach, Inc.	(a)	245,820	13,864
Corporate Executive Board Co.		575,500	38,524
Dex Media, Inc.		191,800	4,787
Dollar Tree Stores, Inc.	(a)	581,000	16,663
Dreamworks Animation SKG, Inc.	(a)	152,000	5,702
Electronic Arts, Inc.	(a)	264,400	16,308
Fastenal Co.		99,100	6,101
Four Seasons Hotels, Inc.		94,500	7,729
Getty Images, Inc.	(a)	296,500	20,414
GTECH Holdings Corp.		726,722	18,858
Harman International Industries, Inc.		72,300	9,182
International Game Technology		383,604	13,188
Iron Mountain, Inc.	(a)	205,537	6,267
ITT Educational Services, Inc.	(a)	132,574	6,304
Kmart Holding Corp.	(a)	138,600	13,715
Lamar Advertising Co., Class A	(a)	495,100	21,180
Las Vegas Sands Corp.	(a)	98,218	4,714
Laureate Education, Inc.	(a)	214,700	9,466
Monster Worldwide, Inc.	(a)	164,400	5,530
Overstock.com, Inc.	(a)	69,100	4,768
Penn National Gaming, Inc.	(a)	194,600	11,783
Petsmart, Inc.		462,720	16,440
P.F. Chang’s China Bistro, Inc.	(a)	236,290	13,315
R.H. Donnelley Corp.	(a)	110,100	6,501
Royal Caribbean Cruises Ltd.		727,194	39,588
SCP Pool Corp.		139,600	4,453
Sonic Corp.	(a)	246,550	7,520
Station Casinos, Inc.		642,500	35,132
Strayer Education, Inc.		78,700	8,641
Toys R Us, Inc.	(a)	211,300	4,325
Univision Communications, Inc., Class A	(a)	562,175	16,455
Urban Outfitters, Inc.	(a)	240,800	10,692
Wynn Resorts Ltd.	(a)	143,405	9,597
XM Satellite Radio Holdings, Inc., Class A	(a)	173,300	6,520
Yum! Brands, Inc.		144,400	6,813
			512,481
Financial Services (7.2%)
Ameritrade Holding Corp.	(a)	860,900	12,242
Assurant, Inc.		212,200	6,483
Calamos Asset Management, Inc., Class A	(a)	576,400	15,563
Chicago Mercantile Exchange Holdings, Inc.		45,300	10,360
Doral Financial Corp.		133,207	6,560
Interactive Data Corp.	(a)	326,000	7,087
Legg Mason, Inc.		188,350	13,798
Moody’s Corp.		155,700	13,523
White Mountains Insurance Group Ltd.		20,492	13,238
			98,854
Health Care (15.4%)
Advanced Medical Optics, Inc.	(a)	109,600	4,509
Amylin Pharmaceuticals, Inc.	(a)	181,300	4,235
Bard (C.R.), Inc.		194,600	12,451
Biomet, Inc.		323,400	14,032
Celgene Corp.	(a)	233,374	6,191
Charles River Laboratories International, Inc.	(a)	231,015	10,629
Cooper Cos., Inc.		102,600	7,243
Dade Behring Holdings, Inc.	(a)	317,300	17,769
Elan Corp. plc ADR	(a)	255,800	6,971
Gen-Probe, Inc.	(a)	167,100	7,555
Genzyme Corp.	(a)	269,700	15,661
IDEXX Laboratories, Inc.	(a)	119,200	6,507
Inamed Corp.	(a)	295,300	18,678
Kinetic Concepts, Inc.	(a)	371,524	28,347
Medimmune, Inc.	(a)	205,100	5,560
Patterson Cos., Inc.	(a)	325,300	14,115
Stericycle, Inc.	(a)	321,725	14,783
VCA Antech, Inc.	(a)	869,800	17,048
			212,284
Integrated Oils (0.7%)
Suncor Energy, Inc.		284,528	10,072

Materials & Processing (6.1%)
Cameco Corp.	(a)	66,600	6,984
Freeport-McMoRan Copper & Gold, Inc., Class B		407,500	15,579
Mohawk Industries, Inc.	(a)	67,100	6,123
Placer Dome, Inc.		558,800	10,539
Plum Creek Timber Co., Inc. REIT		282,900	10,875
Rinker Group Ltd. ADR		261,400	21,714
Sealed Air Corp.	(a)	239,977	12,783
			84,597
Other Energy (6.2%)
Kinder Morgan, Inc.		87,200	6,377
Peabody Energy Corp.		138,000	11,166
Questar Corp.		252,000	12,842
Smith International, Inc.	(a)	104,928	5,709
Ultra Petroleum Corp.	(a)	815,690	39,259
XTO Energy, Inc.		264,400	9,354
			84,707
Producer Durables (4.7%)
Andrew Corp.	(a)	297,100	4,050
Fisher Scientific International, Inc.	(a)	361,024	22,521
Graco, Inc.		332,400	12,415
KLA-Tencor Corp.	(a)	100,777	4,694
NVR, Inc.	(a)	9,350	7,194
Pentair, Inc.		109,600	4,774
Precision Castparts Corp.		63,600	4,177
Rockwell Collins, Inc.		113,100	4,461
			64,286
Technology (17.2%)
Adobe Systems, Inc.		315,202	19,776
Akamai Technologies, Inc.	(a)	480,900	6,266
Altera Corp.	(a)	228,400	4,728
Apple Computer, Inc.	(a)	166,200	10,703
Autodesk, Inc.		318,200	12,076
Avaya, Inc.	(a)	418,400	7,196
CDW Corp.		85,164	5,651
Checkfree Corp.	(a)	123,800	4,714
Cognizant Technology Solutions Corp., Class A	(a)	323,600	13,698
Crown Castle International Corp.	(a)	1,448,047	24,095
Flir Systems, Inc.	(a)	106,000	6,762
Global Payments, Inc.		220,100	12,885
Juniper Networks, Inc.	(a)	442,900	12,042
Lexmark International, Inc., Class A	(a)	95,500	8,118
Linear Technology Corp.		302,400	11,721
Marvell Technology Group Ltd.	(a)	462,404	16,401
McAfee, Inc.	(a)	159,100	4,603
Mercury Interactive Corp.	(a)	278,536	12,687
Network Appliance, Inc.	(a)	299,600	9,953
Salesforce.com, Inc.	(a)	412,000	6,979
Shanda Interactive Entertainment Ltd. ADR	(a)	318,200	13,524
Tessera Technologies, Inc.	(a)	208,100	7,743
VeriSign, Inc.	(a)	144,000	4,827
			237,148
Utilities (2.1%)
NII Holdings, Inc.	(a)	224,460	10,651
NTL, Inc.	(a)	243,941	17,798
			28,449
Total Common Stocks (Cost $1,121,361)			1,353,187

		Face Amount (000)
Short-Term Investment (5.0%)
Repurchase Agreement (5.0%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $68,248
(Cost $68,237)	(f)	$68,237	68,237
Total Investments+ (103.4%)(Cost $1,189,598)			1,421,424
Liabilities in Excess of Other Assets (-3.4%)			(47,015)
Net Assets (100%)			$1,374,409

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $1,189,598,000 and,

accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $231,826,000 of which $244,261,000 related to appreciated securities and $12,435,000 related to depreciated securities.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Shares	Value (000)
Common Stocks (96.9%)
Consumer Discretionary (14.9%)
Darden Restaurants, Inc.		94,680	$2,626
Linens ‘N Things, Inc.	(a)	196,890	4,883
Magna International, Inc., Class A		68,260	5,635
Newell Rubbermaid, Inc.		242,290	5,861
Office Depot, Inc.	(a)	325,370	5,649
Scholastic Corp.	(a)	201,770	7,457
Starwood Hotels & Resorts Worldwide, Inc.		100,960	5,896
			38,007
Energy (10.0%)
Amerada Hess Corp.		45,310	3,732
Cooper Cameron Corp.	(a)	123,090	6,623
El Paso Corp.		531,510	5,528
Transocean, Inc.	(a)	137,360	5,823
Valero Energy Corp.		85,790	3,895
			25,601
Financials (21.1%)
ACE Ltd.		113,910	4,870
A.G. Edwards, Inc.		131,620	5,687
Assurant, Inc.		113,950	3,481
Conseco, Inc.	(a)	277,720	5,540
General Growth Properties, Inc. REIT		148,330	5,364
Horace Mann Educators Corp.		177,940	3,395
Macerich Co. (The) REIT		104,420	6,558
Northern Trust Corp.		95,880	4,658
PMI Group, Inc. (The)		147,540	6,160
Sovereign Bancorp, Inc.		357,710	8,066
			53,779
Health Care (8.7%)
Applera Corp. - Applied Biosystems Group
(Tracking Stock)		342,720	7,166
Bausch & Lomb, Inc.		70,960	4,574
IMS Health, Inc.		179,360	4,163
Watson Pharmaceuticals, Inc.	(a)	196,360	6,443
			22,346
Industrials (19.2%)
Fluor Corp.		127,190	6,933
Goodrich Corp.		220,980	7,213
Hubbell, Inc., Class B		174,700	9,137
Manpower, Inc.		128,620	6,212
Pall Corp.		173,880	5,034
Southwest Airlines Co.		378,260	6,158
Valassis Communications, Inc.	(a)	240,000	8,402
			49,089

Information Technology (9.1%)
Advanced Micro Devices, Inc.	(a)	116,910	2,574
BearingPoint, Inc.	(a)	462,160	3,711
BISYS Group, Inc. (The)	(a)	524,110	8,622
Cadence Design Systems, Inc.	(a)	375,290	5,183
Sabre Holdings Corp., Class A		138,990	3,080
			23,170
Materials (5.6%)
International Flavors & Fragrances, Inc.		69,680	2,985
Lyondell Chemical Co.		310,170	8,970
Temple-Inland, Inc.		33,990	2,325
			14,280
Utilities (8.3%)
Constellation Energy Group, Inc.		125,960	5,506
Edison International		156,440	5,011
Pinnacle West Capital Corp.		119,190	5,293
Wisconsin Energy Corp.		157,010	5,293
			21,103
Total Common Stocks (Cost $201,639)			247,375

Shares
Mutual Fund (0.5%)
Regional Bank HOLDRs Trust
(Cost $1,194)	8,860	1,258

		Face Amount (000)
Short-Term Investment (17.0%)
Repurchase Agreement (17.0%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $43,247
(Cost $43,240)	(f)	$43,240	43,240
Total Investments+ (114.4%) (Cost $246,073)			291,873
Liabilities in Excess of Other Assets (-14.4%)			(36,640)
Net Assets (100%)			$255,233

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT                     Real Estate Investment Trust

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $246,073,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $45,800,000 of which $47,625,000 related to appreciated securities and $1,825,000 related to depreciated securities.

U.S. Small Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Shares	Value (000)
Common Stocks (99.7%)
Basic Resources (7.4%)
Albany International Corp., Class A		135,800	$4,775
Apex Silver Mines Ltd.	(a)	157,200	2,701
Cytec Industries, Inc.		106,200	5,461
Hercules, Inc.	(a)	181,900	2,701
Reliance Steel & Aluminum Co.		110,300	4,297
Rock-Tenn Co., Class A		201,700	3,058
Schulman (A.), Inc.		178,600	3,824
			26,817
Consumer Durables (2.3%)
General Cable Corp.	(a)	167,100	2,314
LoJack Corp.	(a)	269,300	3,267
Tower Automotive, Inc.	(a)	1,191,300	2,847
			8,428
Consumer Services (7.4%)
Banta Corp.		78,900	3,532
Intrawest Corp.		333,900	7,676
MoneyGram International, Inc.		210,400	4,448
Nexstar Broadcasting Group, Inc., Class A	(a)	221,000	2,038
R.H. Donnelley Corp.	(a)	56,800	3,354
Saga Communications, Inc., Class A	(a)	51,340	865
Sinclair Broadcast Group, Inc., Class A		514,900	4,742
			26,655
Energy (6.9%)
Denbury Resources, Inc.	(a)	237,000	6,506
Remington Oil & Gas Corp.	(a)	171,500	4,673
St. Mary Land & Exploration Co.		77,780	3,247
Superior Energy Services, Inc.	(a)	336,300	5,182
Universal Compression Holdings, Inc.	(a)	150,920	5,269
			24,877
Financial Services (24.3%)
Alabama National Bancorporation		35,100	2,264
Anthracite Capital, Inc. REIT		316,000	3,906
Capital Automotive REIT		34,400	1,222
Central Pacific Financial Corp.		96,000	3,472
Collegiate Funding Services LLC	(a)	178,100	2,509
Community Bancorp	(a)	13,300	407
Conseco, Inc.	(a)	253,800	5,063
Cousins Properties, Inc. REIT		83,100	2,516
Falcon Financial Investment Trust REIT		224,600	1,572
First Niagara Financial Group, Inc.		236,000	3,292
Heritage Property Investment Trust REIT		85,800	2,753
Independent Bank Corp.		74,099	2,210
Integra Bank Corp.		131,400	3,037
MAF Bancorp, Inc.		37,000	1,658
Max Re Capital Ltd.		210,340	4,487
MB Financial, Inc.		68,500	2,887
MeriStar Hospitality Corp. REIT	(a)	235,200	1,964
NYMAGIC, Inc.		80,900	2,047
Parkway Properties, Inc. REIT		47,488	2,410
Penn-America Group, Inc.		199,955	3,019
PFF Bancorp, Inc.		49,700	2,303
Platinum Underwriters Holdings Ltd.		154,300	4,799
ProAssurance Corp.	(a)	157,651	6,166
Provident Bancorp, Inc.		221,200	2,918
Provident Bankshares Corp.		89,900	3,270
R&G Financial Corp., Class B		100,950	3,925
Reinsurance Group of America, Inc.		122,600	5,940
Triad Guaranty, Inc.	(a)	92,100	5,570
United National Group Ltd.	(a)	8,800	164
			87,750
Food & Tobacco (2.8%)
Corn Products International, Inc.		64,000	3,428
Delta & Pine Land Co.		110,600	3,017
Ralcorp Holdings, Inc.		89,300	3,744
			10,189
Health Care (7.6%)
Apria Healthcare Group, Inc.	(a)	414,700	13,664

Bio-Rad Laboratories, Inc.	(a)	60,100	3,448
Diversa Corp.	(a)	270,700	2,366
Icon plc ADR	(a)	86,195	3,331
KV Pharmaceutical Co., Class A	(a)	212,900	4,695
			27,504
Heavy Industry & Transportation (20.5%)
Acuity Brands, Inc.		124,160	3,948
Ametek, Inc.		42,100	1,502
Briggs & Stratton Corp.		65,300	2,715
CIRCOR International, Inc.		159,100	3,685
DRS Technologies, Inc.	(a)	218,400	9,328
Geo Group, Inc. (The)	(a)	141,700	3,766
Imagistics International, Inc.	(a)	31,700	1,067
Laidlaw International, Inc.	(a)	366,200	7,837
Moog, Inc., Class A	(a)	75,400	3,419
Overnite Corp.		149,500	5,567
Pacer International, Inc.	(a)	227,500	4,837
School Specialty, Inc.	(a)	153,900	5,934
TBC Corp.	(a)	274,300	7,625
Terex Corp.	(a)	152,320	7,258
Watts Water Technologies, Inc., Class A		179,500	5,787
			74,275
Retail (7.6%)
AFC Enterprises, Inc.	(a)	394,100	9,344
Central Garden & Pet Co.	(a)	158,414	6,612
Denny’s Corp.	(a)	763,300	3,435
New York & Co., Inc.	(a)	133,200	2,200
Stage Stores, Inc.	(a)	136,500	5,668
			27,259
Technology (8.9%)
Adaptec, Inc.	(a)	109,800	833
Adtran, Inc.		90,300	1,728
Belden CDT, Inc.		186,850	4,335
CCC Information Services Group	(a)	166,639	3,701
Creo, Inc.	(a)	229,000	3,428
EMS Technologies, Inc.	(a)	115,700	1,923
Hummingbird Ltd.	(a)	125,625	3,356
Intergraph Corp.	(a)	7,900	213
Lipman Electronic Engineering Ltd.	(a)	78,700	2,196
MAXIMUS, Inc.	(a)	154,100	4,796
Methode Electonics, Inc.		123,600	1,588
MSC.Software Corp.	(a)	402,600	4,215
			32,312
Utilities (4.0%)
AGL Resources, Inc.		149,400	4,966
PNM Resources, Inc.		237,350	6,003
UGI Corp.		87,900	3,596
			14,565
Total Common Stocks (Cost $291,294)			360,631

		Face Amount (000)
Short-Term Investment
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc. 2.00%, dated 12/31/04, due 1/3/05, repurchase price $10,992 (Cost $10,990)	(f)	$10,990	10,990
Total Investments+ (102.7%) (Cost $302,284)			371,621
Liabilities in Excess of Other Assets (-2.7%)			(9,909)
Net Assets (100%)			$361,712

(a)                                  Non-income producing security.

(f)                                  Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $302,284,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $69,337,000 of which $75,971,000 related to appreciated securities and $6,634,000 related to depreciated securities.

Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Shares	Value (000)
Common Stocks (96.3%)
Consumer Discretionary (10.7%)
Clear Channel Communications, Inc.		871,500	$29,186
Darden Restaurants, Inc.		231,400	6,419
Eastman Kodak Co.	(c)	337,800	10,894
Federated Department Stores, Inc.		253,500	14,650
Jones Apparel Group, Inc.		323,900	11,845
Liberty Media Corp., Class A	(a)	2,107,300	23,138
Liberty Media International, Inc., Class A	(a)	164,835	7,620
Mattel, Inc.		493,300	9,614
May Department Stores Co. (The)		233,800	6,874
Time Warner, Inc.	(a)	705,700	13,719
Walt Disney Co.		1,069,300	29,727
			163,686
Consumer Staples (9.8%)
Altria Group, Inc.	(c)	499,800	30,538
Coca-Cola Co. (The)		401,200	16,702
CVS Corp.		265,300	11,957
Kimberly-Clark Corp.		527,900	34,741
Kraft Foods, Inc., Class A	(c)	657,300	23,407
Kroger Co. (The)	(a)	255,200	4,476
Unilever N.V. (NY Shares)		413,000	27,551
			149,372
Energy (10.3%)
BP plc ADR		112,900	6,593
ConocoPhillips		165,800	14,396
GlobalSantaFe Corp.	(c)	370,200	12,257
Halliburton Co.		1,132,600	44,443
Petroleo Brasileiro S.A. ADR		522,900	20,801
Royal Dutch Petroleum Co. (NY Shares)	(c)	185,800	10,661
Schlumberger Ltd.		213,500	14,294
Total S.A. ADR	(c)	209,600	23,023
Transocean, Inc.	(a)	248,800	10,547
			157,015
Financials (22.3%)
Allstate Corp. (The)		191,300	9,894
AMBAC Financial Group, Inc.		79,600	6,538
Assurant, Inc.		180,800	5,523
Bank of America Corp.		888,800	41,765
Berkshire Hathaway, Inc., Class B	(a)(c)	500	1,468
Capital One Financial Corp.		29,600	2,493
Chubb Corp.		347,500	26,723
Citigroup, Inc.		834,000	40,182
Fannie Mae		106,800	7,605
Freddie Mac		926,000	68,246
Genworth Financial, Inc.		244,300	6,596
Hartford Financial Services Group, Inc.		55,100	3,819
JPMorgan Chase & Co.		220,700	8,610
Lehman Brothers Holdings, Inc.		64,100	5,607
Merrill Lynch & Co., Inc.		167,400	10,005
Metlife, Inc.		313,100	12,684
PNC Financial Services Group, Inc.		408,300	23,453
St. Paul Travelers Cos., Inc. (The)		174,015	6,451
SunTrust Banks, Inc.		41,600	3,073
Torchmark Corp.		273,300	15,616
Wells Fargo & Co.		538,500	33,468
			339,819
Health Care (14.7%)
AmerisourceBergen Corp.		223,200	13,097
Bristol-Myers Squibb Co.		2,229,700	57,125
GlaxoSmithKline plc ADR	(c)	1,441,000	68,289
Pfizer, Inc.		851,200	22,889
Roche Holding AG ADR	(c)	216,300	24,900

Schering-Plough Corp.		1,014,900	21,191
Wyeth		401,100	17,083
			224,574
Information Technology (3.7%)
Affiliated Computer Services, Inc., Class A	(a)(c)	157,100	9,456
Check Point Software Technologies Ltd.	(a)(c)	98,100	2,416
Ericsson (LM) Telefonaktiebolaget ADR	(a)(c)	85,700	2,699
Flextronics International Ltd.	(a)	332,200	4,591
Hewlett-Packard Co.		517,900	10,860
Intel Corp.		33,200	776
International Business Machines Corp.		33,100	3,263
Jabil Circuit, Inc.	(a)	85,900	2,197
Lexmark International, Inc., Class A	(a)	52,600	4,471
Microsoft Corp.		111,500	2,978
Nokia Oyj ADR		274,400	4,300
Novellus Systems, Inc.	(a)	39,000	1,088
SunGard Data Systems, Inc.	(a)	239,600	6,788
			55,883
Materials (13.0%)
Alcoa, Inc.		943,800	29,654
Dow Chemical Co. (The)		302,600	14,982
E.I. DuPont de Nemours & Co.		705,900	34,624
Georgia-Pacific Corp.		1,075,500	40,310
International Paper Co.		1,510,900	63,458
Neenah Paper, Inc.	(a)(c)	14,809	483
PPG Industries, Inc.		41,500	2,828
Rohm & Haas Co.		281,500	12,451
			198,790
Telecommunication Services (7.6%)
Amdocs Ltd.	(a)	67,000	1,759
SBC Communications, Inc.		1,539,500	39,673
Sprint Corp.	(c)	1,227,200	30,496
Verizon Communications, Inc.		1,102,500	44,662
			116,590
Utilities (4.2%)
American Electric Power Co., Inc.		328,400	11,277
Constellation Energy Group, Inc.		247,500	10,818
Dominion Resources, Inc.		190,900	12,932
FirstEnergy Corp.		366,000	14,461
Public Service Enterprise Group, Inc.		144,900	7,501
Scottish Power plc ADR		48,200	1,502
TXU Corp.		76,000	4,907
			63,398
Total Common Stocks (Cost $1,243,672)			1,469,127

		Face Amount (000)
Short Term Investments (8.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.2%)
Bank of New York
2.33%, 10/28/05	(h)	$2,972	2,972
Bear Stearns
2.37%, 4/15/05	(h)	1,633	1,633
Beta Finance, Inc.
2.28%, 2/18/05		1,225	1,225
Calyon NY
2.25%, 3/4/05	(h)	2,610	2,610
CIT Group Holdings
2.17%, 1/31/05	(h)	1,378	1,378
2.30%, 2/14/05	(h)	253	253
Citigroup, Inc.
2.39%, 9/1/05	(h)	870	870
Compass Securitization
2.38%, 3/17/05	(h)	1,269	1,269
Corporate Receivables Corp.
2.46%, 3/14/05		541	541
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	1,207	1,207

Eni Coordination Center
2.38%, 8/29/05	(h)	907	907
Giro Funding U.S. Corporation
2.37%, 2/7/05		542	542
HBOS Treasury Services plc, N.Y.
2.46%, 3/14/05		1,088	1,088
International Lease Finance Corp.
2.51%, 9/22/05	(h)	1,397	1,397
Jackson National Life Global Fund
2.32%, 1/18/05	(h)	907	907
K2 (USA) LLC
2.33%, 10/24/05	(h)	2,573	2,573
Landesbank Hessen Thur New York
2.24%, 2/2/05		915	915
Lehman Brothers, Inc.
2.33%, 1/3/05		22,220	22,220
Links Finance LLC
2.33%, 10/27/05	(h)	906	906
2.40%, 9/26/05	(h)	1,812	1,812
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	2,538	2,538
Nationwide Building Society
2.58%, 1/2/06	(h)	2,102	2,102
Pfizer, Inc.
2.30%, 1/31/06	(h)	1,812	1,812
Proctor & Gamble
2.42%, 1/31/06	(h)	743	743
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	1,812	1,812
Sheffield Receivable Corp.
2.21%, 1/12/05		2,544	2,544
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	1,813	1,813
SLM Corporation
2.41%, 1/31/06	(h)	1,812	1,812
Societe Generale, N.Y.
2.25%, 3/3/05	(h)	1,903	1,903
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	1,812	1,812
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		2,717	2,717
UBS Securities LLC
2.30%, 1/3/05		10,148	10,148
			78,981

		Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund		456,745	457

		Face Amount (000)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $55,661	(f)	$55,652	55,652
Total Short-Term Investments (Cost $135,090)			135,090
Total Investments+ (105.2%) (Cost $1,378,672) — Including $1,601 of Securities on Loan			1,604,217
Liabilities in Excess of Other Assets (-5.2%)			(79,129)
Net Assets (100%)			$1,525,088

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at December 31, 2004.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(k)                                  Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.

ADR                     American Depositary Receipt

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $1,378,777,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $225,455,000 of which $235,959,000 related to appreciated securities and $10,504,000 related to depreciated securities.

Advisory Foreign Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (52.8%)
Austria (0.4%)
Republic of Austria
5.88%, 7/15/06	$325	$464
Belgium (1.5%)
Kingdom of Belgium
4.75%, 9/28/06	1,100	1,550
Denmark (0.4%)
Kingdom of Denmark
5.00%, 8/15/05	2,500	463
France (29.9%)
France Telecom S.A.
7.00%, 12/23/09	3,450	5,420
Government of France B.T.A.N.
5.00%, 7/12/05	18,500	25,460
		30,880
Germany (0.4%)
DEPFA Deutsche Pfandbriefbank AG
5.00%, 2/3/05	340	462
Netherlands (10.2%)
Netherlands Government
3.00%, 7/15/06	3,750	5,133
Telecom Italia Finance N.V.
5.88%, 1/24/08	3,685	5,389
		10,522
Sweden (0.5%)
Swedish Government
6.00%, 2/9/05	3,150	475
United Kingdom (9.5%)
BAT International Finance plc
4.88%, 2/25/09	6,920	9,825
Total Fixed Income Securities (Cost $46,400)		54,641
Short-Term Investments (46.4%)
Discount Notes (44.0%)
Federal Home Loan Bank
2.16%, 1/21/05	5,100	5,094
2.18%, 1/5/05	5,000	4,998
2.26%, 1/12/05	5,000	4,996
Federal Home Loan Mortgage Corporation
2.14%, 1/11/05	5,000	4,997
2.16%, 1/10/05	5,000	4,997
2.24%, 2/1/05	5,000	4,990
Federal National Mortgage Association
2.14%, 1/13/05	5,100	5,096
2.16%, 1/7/05	5,200	5,198
2.31%, 2/10/05	5,200	5,187
		45,553

Repurchase Agreement (2.4%)
J.P. Morgan Securities, Inc., 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $2,444	(f)	2,444	2,444
Total Short-Term Investments (Cost $47,999)		48,044	47,997
Total Investments+ (99.2%) (Cost $94,399)			102,638
Other Assets Less Liabilities (0.8%)			800
Net Assets (100%)			$103,438

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $94,399,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,239,000 of which $8,241,000 related to appreciated securities and $2,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	3,010	$4,084	1/26/2005	US$	3,802	3,802	$(282)
EUR	13,754	18,660	1/26/2005	US$	17,371	17,371	(1,289)
EUR	23,918	32,461	2/28/2005	US$	31,491	31,491	(970)

		$55,205				$52,664	$(2,541)

EUR - Euro

US$- U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro Schatz 2yr. (Germany)	329	$47,324	Mar-05	$(97)

Advisory Foreign Fixed Income II Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (49.1%)
Austria (0.4%)
Republic of Austria
5.88%, 7/15/06	$75	$107
Belgium (1.1%)
Kingdom of Belgium
4.75%, 9/28/06	200	282
France (27.8%)
France Telecom S.A.
7.00%, 12/23/09	880	1,382
Government of France B.T.A.N.
5.00%, 7/12/05	4,500	6,193
		7,575
Germany (0.4%)
DEPFA Deutsche Pfandbriefbank AG
5.00%, 2/3/05	80	109
Netherlands (9.8%)
Netherlands Government
3.00%, 7/15/06	950	1,300
Telecom Italia Finance N.V.
5.88%, 1/24/08	940	1,375
		2,675
Sweden (0.4%)
Swedish Government
6.00%, 2/9/05	750	113
United Kingdom (9.2%)
BAT International Finance plc
4.88%, 2/25/09	1,755	2,492
Total Fixed Income Securities (Cost $11,363)		13,353
Short-Term Investments (50.0%)
Discount Notes (31.2%)
Federal Home Loan Bank
2.16%, 1/21/05	1,000	999
2.18%, 1/5/05	1,100	1,100
2.24%, 1/7/05	700	700
2.26%, 1/19/05	1,100	1,099
Federal Home Loan Mortgage Corporation
2.24%, 2/1/05	1,100	1,098
2.25%, 1/11/05	1,200	1,199
Federal National Mortgage Association
2.14%, 1/13/05	1,100	1,099
2.15%, 1/3/05	1,200	1,199
		8,493

Repurchase Agreement (18.8%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $5,129	(f)	5,128	5,128
Total Short-Term Investments (Cost $13,621)			13,621
Total Investments+ (99.1%) (Cost $24,984)			26,974
Other Assets Less Liabilities (0.9%)			240
Net Assets (100%)			$27,214

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $24,984,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,990,000 of which $1,991,000 related to appreciated securities and $1,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	655	$888	1/26/2005	US$	827	827	$(61)
EUR	3,948	5,356	1/26/2005	US$	4,986	4,986	(370)
EUR	5,318	7,218	2/28/2005	US$	7,002	7,002	(216)
		$13,462				$12,815	$(647)

EUR — Euro

US$— U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro Schatz 2yr. (Germany)	74	$10,644	Mar-05	$(22)

Advisory Mortgage Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (112.0%)
Agency Adjustable Rate Mortgages (1.9%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 5/20/24 - 2/20/28		$46,064	$46,828
3.75%, 7/20/25 - 9/20/27		8,709	8,845
4.625%, 10/20/25 - 12/20/27		11,536	11,802
			67,475
Agency Fixed Rate Mortgages (61.7%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
7.00%, 10/26/29		1	1
8.00%, 3/1/07 - 9/1/08		57	60
8.25%, 10/1/06 - 7/1/08		38	39
8.75%, 4/1/08		17	18
9.00%, 10/1/16		60	67
9.50%, 10/1/16 - 3/1/20		1,908	2,147
10.00%, 1/1/09 - 12/1/20		4,509	4,988
10.25%, 1/1/09 - 12/1/11		24	26
10.50%, 11/1/08 - 12/1/20		2,470	2,735
11.00%, 2/1/11 - 9/1/20		1,254	1,395
11.25%, 6/1/10 - 12/1/15		13	15
11.50%, 1/1/07 - 9/1/19		857	957
11.75%, 3/1/11 - 4/1/15		59	66
12.00%, 10/1/09 - 7/1/20		861	968
12.50%, 10/1/09 - 6/1/15		121	137
13.00%, 9/1/10 - 11/1/13		7	8
13.50%, 2/1/10		4	4
Gold Pools:
5.50%, 9/1/32 - 12/1/32		698	710
6.00%, 10/1/28 - 12/1/28		812	841
6.50%, 5/1/21 - 11/1/33		9,693	10,183
7.00%, 12/1/26 - 11/1/32		37,633	39,901
7.50%, 2/1/23 - 1/1/33		89,883	96,372
8.00%, 5/1/20 - 12/1/31		36,201	39,242
8.50%, 10/1/10 - 7/1/31		88,629	96,578
9.00%, 10/1/17 - 1/1/31		7,276	8,014
9.50%, 11/1/16 - 12/1/22		2,546	2,866
10.00%, 6/1/17 - 4/1/25		1,903	2,110
10.50%, 6/1/11 - 3/1/21		638	713
11.00%, 7/1/17 - 9/1/20		567	629
11.50%, 1/1/16 - 6/1/20		330	369
12.00%, 6/1/20		739	824
12.50%, 7/1/19		18	20
January TBA
5.00%, 1/1/20	(i)	94,500	95,947
5.50%, 1/1/20	(i)	111,675	115,339
6.00%, 1/1/35	(i)	91,900	94,944
Federal National Mortgage Association, Adjustable Rate Mortgages:
3.797%, 6/1/34		93	93
Conventional Pools:
4.50%, 8/1/18		535	534
5.50%, 3/1/17 - 7/1/33		1,418	1,453
6.00%, 4/1/13 - 1/1/29		954	997
6.50%, 1/1/24 - 11/1/34		386,445	405,725
7.00%, 1/1/08 - 3/1/34		77,059	81,731
7.50%, 10/1/12 - 8/1/33		160,866	172,414
8.00%, 3/1/07 - 4/1/33		140,787	152,619
8.50%, 10/1/05 - 5/1/32		116,094	126,578
9.00%, 6/1/18 - 4/1/26		2,476	2,760
9.50%, 7/1/16 - 4/1/30		13,460	15,178
10.00%, 9/1/10 - 9/1/26		12,319	13,738
10.50%, 5/1/06 - 6/1/27		4,093	4,575

10.75%, 10/1/11		31	34
11.00%, 10/1/13 - 7/1/25		1,099	1,228
11.50%, 2/1/11 - 8/1/25		1,717	1,928
12.00%, 9/1/10 - 8/1/20		892	1,001
12.50%, 1/1/10 - 9/1/15		859	976
January TBA
4.50%, 1/1/20	(i)	123,650	123,263
5.00%, 1/1/20	(i)	87,200	88,590
5.50%, 1/1/20 - 1/1/35	(i)	209,450	213,774
6.00%, 1/1/35	(i)	23,950	24,766
Government National Mortgage Association, Various Pools:
5.50%, 12/15/32		153	157
6.50%, 10/15/10		53	57
7.00%, 7/15/31		379	403
8.50%, 7/15/08 - 3/15/20		3,138	3,460
9.00%, 11/15/16 - 11/15/24		18,937	21,240
9.50%, 7/15/09 - 10/15/24		43,920	49,483
10.00%, 10/15/09 - 2/15/26		64,677	72,291
10.50%, 6/15/12 - 4/15/25		13,832	15,561
11.00%, 12/15/09 - 4/15/21		19,488	21,924
11.50%, 3/15/10 - 11/15/19		1,225	1,390
12.00%, 11/15/12 - 5/15/16		2,479	2,817
12.50%, 5/15/10 - 7/15/15		147	167
13.00%, 1/15/11 - 10/15/13		54	62
13.50%, 5/15/10 - 9/15/14		71	82
			2,242,282
Asset Backed Corporates (0.4%)
Capital Auto Receivables Asset Trust
2.64%, 3/17/08		300	299
Centex Home Equity Corp.
2.03%, 6/25/19		12,269	12,221
Citibank Credit Card Issuance Trust
4.40%, 5/15/07		400	403
6.90%, 10/15/07		285	294
Fleet Credit Card Master Trust II
2.75%, 4/15/08		350	349
Ford Credit Auto Owner Trust
3.79%, 9/15/06		400	402
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10		241	241
MBNA Master Credit Card Trust
6.90%, 1/15/08		340	349
Nissan Auto Receivables Owner Trust
4.60%, 9/17/07		263	264
Volkswagen Auto Lease Trust
2.36%, 12/20/05		103	103
			14,925
Collateralized Mortgage Obligations- Agency Collateral Series (2.5%) Federal Home Loan Mortgage Corporation,
Inv Fl IO
3.563%, 3/15/24		73,149	3,350
3.983%, 7/25/34		68,711	3,360
5.59%, 12/15/23		4,854	429
5.598%, 6/15/28		12,305	724
5.998%, 12/15/27		7,050	211
6.098%, 9/15/30		5,231	434
35.063%, 11/15/07		97	29
Inv Fl IO PAC
7.163%, 3/15/08		618	39
7.29%, 2/15/08		1,088	56
Inv Fl IO REMIC
5.098%, 8/15/30		63	4
IO
5.00%, 6/15/17		629	69
5.50%, 1/15/29 - 8/15/30		31,635	2,723
6.00%, 5/1/31		1,976	318
6.50%, 4/1/28 - 5/15/33		3,675	639
7.00%, 8/15/30 - 3/1/32		11,652	2,081
7.50%, 4/1/28 - 8/15/30		5,776	1,029

8.00%, 10/15/12 - 6/1/31		18,609	3,232
IO PAC
1.00%, 2/15/27		9,818	199
7.00%, 9/15/27		117	18
IO REMIC
10.00%, 5/1/20 - 6/1/20		186	29
PAC
8.55%, 1/15/21		71	71
9.60%, 4/15/20		212	213
9.90%, 10/15/19		1,106	1,107
10.00%, 5/15/20 - 6/15/20		1,064	1,065
REMIC
2.938%, 9/15/07		454	455
REMIC PAC
9.50%, 4/15/20		249	249
Federal National Mortgage Association,
2.838%, 12/25/08		1,193	1,196
6.52%, 7/25/08		215	225
7.00%, 9/25/32		17,778	18,627
Inv Fl IO
5.14%, 2/17/31		116	10
5.563%, 7/18/27		2,003	119
5.583%, 12/25/27		664	18
5.783%, 10/25/28		8,664	587
6.083%, 7/25/30 - 8/25/30		6,122	472
6.09%, 11/18/30		3,530	298
6.14%, 10/18/30		823	62
6.183%, 10/25/29		2,033	129
6.29%, 10/25/07		1,693	70
Inv Fl IO REMIC
49.163%, 9/25/20		306	591
61.313%, 9/25/22		453	559
IO
5.00%, 9/25/11 - 2/25/15		4,479	121
5.50%, 3/25/17 - 6/25/26		2,935	186
6.00%, 8/25/32 - 11/25/32		2,185	284
6.50%, 7/1/31 - 5/25/33		45,593	8,126
7.00%, 3/1/32 - 5/25/33		41,860	7,575
7.50%, 4/1/27 - 1/1/32		3,699	638
8.00%, 2/1/23 - 8/1/31		60,667	10,479
8.50%, 10/1/24 - 10/1/25		9,629	1,251
9.00%, 11/1/26		5,200	947
9.50%, 9/1/18		1
461.72%, 12/25/21		1	5
809.00%, 6/25/21	@	—	2
IO PAC
8.00%, 9/18/27		15,529	2,618
1,158.07%, 7/25/21	@	—	9
1,009.00%, 9/25/20	@	—	13
IO REMIC PAC
8.00%, 8/18/27		2,451	404
PAC
8.50%, 9/25/20		114	124
8.75%, 11/25/19		14	16
Government National Mortgage Association, Inv Fl IO
5.563%, 9/16/27		160	14
5.593%, 4/16/29		29,398	2,237
5.74%, 5/20/31		6,387	562
6.143%, 12/16/29		1,617	174
6.193%, 8/16/29		32,326	3,180
IO PAC
5.50%, 10/20/23 - 9/20/24		6,849	30
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		27	7
Lehman Structured Securities Corp., IO
7.00%, 10/26/29		84,771	8,477
			92,575

Federal Agency (1.6%) Federal Home Loan Mortgage Corporation,
5.125%, 11/7/13		58,650	58,897
Mortgages - Other (0.1%)
American Express Co.
9.625%, 12/1/12	(d)	107	107
American Housing Trust
9.125%, 4/25/21		676	675
9.553%, 9/25/20		1,299	1,297
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)	6	6
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	34	34
Gemsco Mortgage Pass Through Certficate
8.696%, 11/25/10	(d)	68	68
Household Bank
8.239%, 12/1/08	(d)	7	7
Ryland Acceptance Corp. IV
6.65%, 7/1/11		1,084	1,084
			3,278
U.S. Treasury Securities (43.8%)
U.S. Treasury Strips,
IO
4.66%, 5/15/16		10,000	5,937
4.76%, 2/15/17		65,000	36,846
4.93%, 8/15/18		49,250	25,578
4.99%, 2/15/19		75,000	37,764
5.01%, 5/15/19		153,300	76,044
5.02%, 8/15/19		125,000	61,166
5.04%, 11/15/19 - 8/15/20		156,700	74,144
5.05%, 2/15/20		413,010	196,057
5.07%, 5/15/20		247,000	115,642
5.08%, 2/15/21		275,900	123,501
5.14%, 5/15/21		745,570	329,079
5.16%, 11/15/21		185,825	79,733
5.18%, 2/15/22		55,100	23,308
5.21%, 8/15/22 - 11/15/22		186,950	76,569
5.23%, 2/15/23		37,000	14,754
5.24%, 11/15/23		65,000	24,951
PO
5/15/21 - 11/15/21		658,450	289,885
			1,590,958
Total Fixed Income Securities (Cost $4,036,449)			4,070,390

Shares
Preferred Stock (1.6%)
Mortgages - Other
Home Ownership Funding Corp. 13.331%
(Cost $56,143)	(g)	151,800	58,456

		Face Amount (000)
Short-Term Investments (4.5%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $149,966	(f)	$149,941	149,941
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills
1.83%, 1/13/05		10,000	9,993
2.04%, 3/24/05	(j)	3,000	2,986
			12,979
Total Short-Term Investments (Cost $162,922)			162,920
Total Investments+ (118.1%) (Cost $4,255,514)			4,291,766
Liabilities in Excess of Other Assets (-18.1%)			(658,983)
Net Assets (100%)			$3,632,783

(d)                                 Security was valued at fair value — At December 31, 2004, the Portfolio held $222,000 of fair valued securities, representing less than 0.05% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity date.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

REMIC         Real Estate Mortgage Investment Conduit

TBA                      To be announced

@                                    Face Amount/Value is less than $500.

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $4,255,514 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $36,252,000 of which $160,401,000 related to appreciated securities and $124,149,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	428	$89,706	Mar-05	$(62)

U.S. Treasury
5 yr. Note	3,172	347,433	Mar-05	1,730

U.S. Treasury
Long Bond	970	109,125	Mar-05	1,387
Short:
U.S. Treasury
10 yr. Note	2,736	306,261	Mar-05	(815)
				$2,240

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Advisory Mortgage Portfolio
Bank of America	1/27/2005	$115,000	TRS	3 month LIBOR	Index Return(1)	$436
	2/25/2005	66,700	TRS	3 month LIBOR	Index Return(1)	784
	2/15/2022	26,000	ZCS	at maturity	compounded 3 month LIBOR	52
Citigroup	5/15/2019	73,000	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(1,126)
	5/15/2019	30,000	ZCS	at maturity	compounded 3 month LIBOR less 4.2 bps	(342)
	11/15/2019	39,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(820)
	2/15/2020	25,875	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	274
	2/15/2020	25,875	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	260
	2/15/2020	92,000	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	346
	2/15/2020	142,850	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	243
	5/15/2020	65,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	915
	5/15/2020	74,550	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(387)
	5/15/2020	73,725	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(359)
	8/15/2020	18,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(258)
	8/15/2020	50,000	ZCS	at maturity	compounded 3 month LIBOR less 6.25 bps	(458)
	2/15/2021	35,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(800)
	5/15/2021	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(1,063)
	5/15/2021	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(1,012)
	5/15/2021	15,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(455)
	5/15/2021	47,200	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(1,381)
	5/15/2021	33,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(997)
	5/15/2021	30,410	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(837)
	5/15/2021	36,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(1,123)
	5/15/2021	119,875	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(931)
	5/15/2021	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(195)
	5/15/2021	63,900	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	1,791
	5/15/2021	27,250	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	1,032
	11/15/2021	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(653)
	11/15/2021	26,275	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(348)
	11/15/2021	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(674)
	2/15/2022	29,100	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	272
	8/15/2022	85,000	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(2,583)
	8/15/2022	19,750	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	238
	2/15/2023	27,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	156
	2/15/2023	10,000	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(116)
Credit Suisse First Boston	5/15/2016	10,000	ZCS	at maturity	compounded 3 month LIBOR	(37)
	2/15/2017	65,000	ZCS	at maturity	compounded 3 month LIBOR	1,090
	8/15/2018	49,250	ZCS	at maturity	compounded 3 month LIBOR	(1,530)
	2/15/2019	75,000	ZCS	at maturity	compounded 3 month LIBOR	295
	5/15/2019	45,300	ZCS	at maturity	compounded 3 month LIBOR	67
	8/15/2019	62,000	ZCS	at maturity	compounded 3 month LIBOR	(1,897)
	8/15/2019	63,000	ZCS	at maturity	compounded 3 month LIBOR	(1,808)
	11/15/2019	49,250	ZCS	at maturity	compounded 3 month LIBOR	(1,599)
	2/15/2021	125,600	ZCS	at maturity	compounded 3 month LIBOR	(3,921)
	5/15/2021	289,000	ZCS	at maturity	compounded 3 month LIBOR	(4,081)
	5/15/2021	199,125	ZCS	at maturity	compounded 3 month LIBOR	(2,050)
	5/15/2021	199,500	ZCS	at maturity	compounded 3 month LIBOR	(556)
	5/15/2021	63,900	ZCS	at maturity	compounded 3 month LIBOR	695
	11/15/2023	65,000	ZCS	at maturity	compounded 3 month LIBOR	534
Goldman Sachs	2/15/2020	30,410	ZCS	at maturity	compounded 3 month LIBOR	(848)
	2/15/2020	66,500	ZCS	at maturity	compounded 3 month LIBOR	166
	2/15/2020	29,500	ZCS	at maturity	compounded 3 month LIBOR	72
	5/15/2020	32,975	ZCS	at maturity	compounded 3 month LIBOR	314
	2/15/2021	40,350	ZCS	at maturity	compounded 3 month LIBOR	(1,349)
	2/15/2021	27,850	ZCS	at maturity	compounded 3 month LIBOR	(205)
	2/15/2021	47,100	ZCS	at maturity	compounded 3 month LIBOR	(503)
	11/15/2021	56,100	ZCS	at maturity	compounded 3 month LIBOR	(134)
	11/15/2021	111,650	ZCS	at maturity	compounded 3 month LIBOR	(1,194)
	8/15/2022	18,300	ZCS	at maturity	compounded 3 month LIBOR	(299)
	11/15/2022	63,900	ZCS	at maturity	compounded 3 month LIBOR	1,555
						$(27,342)

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps — Basis points

TRS — Total Return Swap

ZCS — Zero Coupon Interest Rate Swap

Core Plus Fixed Income Portfolio

Portfolio of Investment

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (107.7%)
Agency Adjustable Rate Mortgages (1.1%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 1/20/25-1/20/28		$20,734	$21,071
3.75%, 7/20/25-9/20/27		2,602	2,641
4.625%, 10/20/25-12/20/27		3,866	3,956
			27,668
Agency Fixed Rate Mortgages (34.6%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 2/1/10-11/1/20		2,297	2,558
10.50%, 8/1/09-10/1/20		809	894
11.00%, 12/1/10-9/1/20		740	821
11.25%, 10/1/11-12/1/15		295	329
11.50%, 1/1/11-12/1/15		15	17
11.75%, 12/1/17-4/1/19		34	38
12.00%, 10/1/09-2/1/15		38	43
13.00%, 6/1/19		13	14
14.00%, 8/1/14		2	2
14.75%, 3/1/10		4	4
Gold Pools:
6.50%, 3/1/16-8/1/33		4,039	4,246
7.00%, 2/1/28-7/1/32		4,779	5,068
7.50%, 8/1/17-10/1/32		29,843	31,994
8.00%, 11/1/25-12/1/31		7,926	8,592
8.50%, 3/1/09-8/1/31		17,690	19,271
9.00%, 7/1/17		1,098	1,223
9.50%, 1/1/21-12/1/22		1,164	1,309
10.00%, 6/1/17-3/1/21		868	978
10.50%, 11/1/15-4/1/21		575	636
January TBA
5.00%, 1/15/19	(i)	38,950	39,546
5.50%, 1/15/16	(i)	47,900	49,472
6.00%, 1/15/33	(i)	45,800	47,317
Federal National Mortgage Association, Conventional Pools:
6.50%, 11/1/23-9/1/34		134,284	141,004
7.00%, 2/1/17-10/1/33		40,285	42,744
7.50%, 10/1/17-9/1/32		57,560	61,687
8.00%, 3/1/07-10/1/32		53,556	58,058
8.50%, 11/1/08-5/1/32		45,960	50,128
9.00%, 12/1/08-1/1/22		3,467	3,794
9.50%, 11/1/13-4/1/30		10,734	12,030
10.00%, 9/1/10-10/1/25		1,686	1,876
10.50%, 5/1/12-7/1/25		1,893	2,121
11.00%, 7/1/20-11/1/20		331	371
11.50%, 1/1/13-2/1/20		426	482
12.00%, 11/1/15		420	473
12.50%, 9/1/15-2/1/16		96	108

January TBA
4.50%, 1/25/19	(i)	50,000	49,844
5.00%, 1/25/18	(i)	17,600	17,881
5.50%, 1/25/19-1/25/34	(i)	82,050	83,712
6.50%, 1/25/32-1/25/34	(i)	38,975	41,237
February TBA
5.00%, 2/25/19	(i)	16,625	16,859
Government National Mortgage Association, Various Pools:
9.00%, 12/15/21-11/15/24		3,760	4,225
9.50%, 8/15/09-12/15/19		3,607	4,061
10.00%, 11/15/09-1/15/26		24,866	27,790
10.50%, 12/15/14-4/15/25		2,629	2,959
11.00%, 12/15/09-2/15/25		7,120	8,023
11.50%, 4/15/13-4/20/19		157	178
12.00%, 3/15/11-11/15/19		3,153	3,589
12.50%, 6/15/10-12/15/13		16	18
			849,624
Asset Backed Corporates (14.3%)
American Express Credit Account Master Trust
2.513%, 12/15/09	(h)	16,850	16,900
Asset Backed Funding Certificates
2.548%, 6/25/22	(h)	7,010	7,014
Bear Stearns Asset Backed Securities, Inc.
2.618%, 9/25/34	(h)	7,748	7,753
Capital Auto Receivables Asset Trust
2.483%, 1/15/08	(h)	9,000	9,013
3.35%, 2/15/08		7,725	7,713
Centex Home Equity Co. LLC
2.588%, 1/25/25	(h)	5,500	5,503
Centex Home Equity Corp.
2.03%, 6/25/19		3,749	3,734
Citibank Credit Card Issuance Trust
2.32%, 2/15/07	(c)(h)	14,550	14,555
6.875%, 11/16/09		17,930	19,525
GE Capital Credit Card Master Note Trust
2.443%, 9/15/10	(h)	10,700	10,712
GE Dealer Floorplan Master Note Trust
2.46%, 7/20/08	(h)	10,050	10,057
GMAC Mortgage Corp. Loan Trust
2.528%, 3/25/35	(h)	11,000	11,012
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		9,740	9,685
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		16,125	16,086
Hyundai Auto Receivables Trust
1.56%, 9/15/06		7,603	7,584
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577%, 4/16/19	(e)	11,252	11,273
Long Beach Mortgage Loan Trust
2.54%, 1/25/14		14,500	14,500
MBNA Credit Card Master Note Trust
2.543%, 2/16/10		15,975	16,040
MBNA Master Credit Card Trust
5.90%, 8/15/11		19,110	20,616
7.80%, 10/15/12		17,475	20,593

Merrill Lynch Mortgage Investors, Inc.
2.60%, 7/25/35	(h)	8,296	8,303
New Century Home Equity Loan Trust
2.547%, 2/25/35		11,000	11,007
2.598%, 8/25/34		6,066	6,070
Residential Asset Securities Corp.
2.588%, 7/25/21		4,480	4,483
Residential Funding Mortgage Securities II
2.568%, 2/25/13		3,791	3,794
SLM Student Loan Trust
2.00%, 10/25/12		18,050	18,033
2.14%, 1/25/13		9,300	9,315
Structured Asset Investment Loan Trust
2.518%, 4/25/34		9,765	9,771
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		3,025	3,101
USAA Auto Owner Trust
2.41%, 2/15/07		5,300	5,283
Wachovia Auto Owner Trust
2.40%, 5/21/07		9,100	9,063
2.49%, 4/20/07		14,200	14,171
World Omni Auto Receivables Trust
2.58%, 7/12/07		10,100	10,073
			352,335
Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
35.063%, 11/15/07		202	61
Inv Fl IO PAC
7.163%, 3/15/08		1,253	80
7.29%, 2/15/08		2,354	120
Inv Fl IO REMIC
5.098%, 8/15/30		567	37
IO
6.00%, 5/1/31		13,907	2,236
7.50%, 12/1/29		901	155
8.00%, 1/1/28-6/1/31		6,433	1,124
Federal National Mortgage Association
Inv Fl IO
3.983%, 7/25/34		20,003	978
5.583%, 12/25/27		3,735	100
5.783%, 10/25/28		17,391	1,179
6.083%, 7/25/30		10,216	832
6.14%, 10/18/30		5,350	406
6.29%, 10/25/07		3,699	152
Inv Fl IO REMIC
49.163%, 9/25/20		103	199
61.313%, 9/25/22		172	212
IO
6.00%, 8/25/32		2,783	322
6.50%, 12/25/29-5/25/33		37,995	6,542
7.00%, 3/1/32		12,301	2,316
8.00%, 4/1/24-8/1/31		21,656	3,775
8.50%, 10/1/25		579	75
9.00%, 11/1/26		959	175

IO PAC
8.00%, 9/18/27		3,147	530
PAC
3.471%, 11/25/33		2,866	2,865
Government National Mortgage Association
Inv Fl IO
5.743%, 5/16/31		14,764	1,298
5.793%, 8/16/31		5,588	464
6.193%, 8/16/29		750	74
Fl IO PAC
5.993%, 5/16/26		1,270	19
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		6	2
			26,328
Federal Agency (1.1%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	25,900	26,009
Finance (5.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	8,450	9,228
American General Finance Corp.
4.625%, 5/15/09-9/1/10		2,375	2,411
AXA Financial, Inc.
6.50%, 4/1/08		5,405	5,852
CIT Group, Inc
3.65%, 11/23/07		2,335	2,328
Citigroup, Inc.
5.625%, 8/27/12		4,585	4,890
6.00%, 2/21/12		4,165	4,563
Countrywide Home Loans, Inc.
3.25%, 5/21/08		5,000	4,893
EOP Operating LP
4.75%, 3/15/14		665	644
7.50%, 4/19/29		2,515	2,924
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	6,970	8,242
General Electric Capital Corp.
4.25%, 12/1/10		2,115	2,117
6.75%, 3/15/32		4,335	5,091
Goldman Sachs Group, Inc.
6.875%, 1/15/11		8,195	9,257
Household Finance Corp.
5.875%, 2/1/09		9,045	9,674
6.40%, 6/17/08		760	821
JPMorgan Chase & Co.
6.00%, 2/15/09		7,595	8,110
6.625%, 3/15/12		1,410	1,581
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	4,615	4,632
Marsh & McClennan Companies, Inc.
5.875%, 8/1/33	(c)	6,090	5,661
MBNA America Bank
7.125%, 11/15/12		1,240	1,413
MBNA Corp.
6.125%, 3/1/13		4,355	4,675

Newcourt Credit Group, Inc.
6.875%, 2/16/05		3,895	3,915
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)	6,365	7,577
Reckson Operating Partnership LP
5.15%, 1/15/11		2,740	2,767
Rouse Co. (The)
3.625%, 3/15/09		1,480	1,397
5.375%, 11/26/13		760	730
SLM Corp.
4.00%, 1/15/10		3,560	3,536
Washington Mutual, Inc.
8.25%, 4/1/10		4,610	5,399
World Financial Properties
6.91%, 9/1/13	(e)	1,440	1,594
6.95%, 9/1/13	(e)	8,822	9,786
			135,708
Industrials (13.9%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(c)	2,070	1,985
8.55%, 8/1/10	(c)	2,870	3,125
8.85%, 8/1/30		4,073	4,114
Aetna, Inc.
7.875%, 3/1/11		6,000	7,031
Albertson’s, Inc.
7.50%, 2/15/11		2,045	2,371
Altria Group, Inc.
7.00%, 11/4/13	(c)	1,700	1,845
7.75%, 1/15/27		3,645	4,102
Amerada Hess Corp.
7.875%, 10/1/29		5,060	6,005
AT&T Corp.
9.75%, 11/15/31		2,285	2,739
AT&T Wireless Services, Inc.
8.75%, 3/1/31		1,985	2,685
AutoNation, Inc.
9.00%, 8/1/08		1,135	1,302
BAT International Finance plc
4.875%, 2/25/09		4,480	6,361
Bowater Canada Finance Corp.
7.95%, 11/15/11	(c)	6,800	7,361
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		1,995	2,020
Caterpillar Financial Services Corp.
2.409%, 8/20/07	(h)	4,400	4,401
3.625%, 11/15/07		1,060	1,062
Clear Channel Communications, Inc.
7.65%, 9/15/10		2,000	2,278
Clorox Co.
2.544%, 12/14/07	(e)(h)	2,290	2,291
Comcast Corp.
5.30%, 1/15/14	(c)	7,845	8,105
Consumers Energy Co.
4.00%, 5/15/10		1,400	1,377
4.80%, 2/17/09		2,000	2,054
5.375%, 4/15/13		955	989

Continental Airlines, Inc.
6.648%, 9/15/17	(c)	7,029	6,831
7.461%, 4/1/15		1,337	1,295
COX Communications, Inc.
4.625%, 1/15/10	(e)	2,930	2,926
CSX Corp.
2.75%, 2/15/06		1,540	1,527
9.00%, 8/15/06		1,590	1,723
DaimlerChrysler N.A. Holding Corp.
7.30%, 1/15/12		695	790
8.50%, 1/18/31		2,270	2,845
Deutsche Telekom International Finance BV
8.75%, 6/15/30		3,850	5,099
Echostar DBS Corp.
6.375%, 10/1/11	(c)	3,435	3,529
Electronic Data Systems Corp.
6.50%, 8/1/13	(c)	2,350	2,485
7.125%, 10/15/09	(c)	1,125	1,240
FedEx Corp.
2.65%, 4/1/07		2,565	2,514
Fisher Scientific International, Inc.
6.75%, 8/15/14	(e)	2,295	2,473
FMC Corp.
10.25%, 11/1/09		1,055	1,216
Ford Motor Co.
6.625%, 10/1/28		995	931
Ford Motor Credit Co.
7.375%, 10/28/09		5,480	5,917
France Telecom S.A.
7.00%, 12/23/09		1,860	2,922
7.25%, 1/28/13		1,890	3,124
General Motors Acceptance Corp.
4.50%, 7/15/06		1,120	1,121
6.875%, 9/15/11		15,675	16,085
8.00%, 11/1/31		2,170	2,237
General Motors Corp.
8.375%, 7/15/33	(c)	3,250	3,377
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	18,080	2
GTE Corp.
6.94%, 4/15/28		6,940	7,753
Harrah’s Operating Co. Inc
5.50%, 7/1/10	(c)	2,815	2,917
Harrah’s Operating Co., Inc.
8.00%, 2/1/11		3,525	4,099
HCA, Inc.
7.19%, 11/15/15		2,900	3,043
7.58%, 9/15/25		45	45
7.875%, 2/1/11		1,935	2,134
9.00%, 12/15/14		1,995	2,360
Health Net, Inc.
9.875%, 4/15/11		5,075	6,130
Hilton Hotels Corp.
7.625%, 12/1/12	(c)	4,000	4,685

Historic TW, Inc.
6.625%, 5/15/29		5,770	6,237
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(e)	1,445	1,499
6.50%, 2/13/13	(e)	3,100	3,347
Hyatt Equities LLC
6.875%, 6/15/07	(e)	3,265	3,437
ICI Wilmington, Inc.
4.375%, 12/1/08		1,985	1,998
Inco Ltd.
7.20%, 9/15/32		3,800	4,443
7.75%, 5/15/12	(c)	1,405	1,666
Interpublic Group of Companies, Inc.
5.40%, 11/15/09	(c)	2,730	2,777
Iron Mountain, Inc.
6.625%, 1/1/16	(c)	1,350	1,266
7.75%, 1/15/15		2,006	2,046
Kennametal, Inc.
7.20%, 6/15/12		3,400	3,784
Kerr-McGee Corp.
5.875%, 9/15/06	(c)	1,315	1,365
7.875%, 9/15/31	(c)	2,115	2,598
Kraft Foods, Inc.
5.625%, 11/1/11		1,915	2,031
6.25%, 6/1/12		2,450	2,694
Kroger Co. (The)
6.80%, 4/1/11		1,355	1,529
MGM Mirage, Inc.
6.75%, 9/1/12	(e)	2,010	2,126
8.50%, 9/15/10	(c)	4,525	5,170
Miller Brewing Co.
4.25%, 8/15/08	(c)(e)	3,415	3,449
Mohawk Industries, Inc.
7.20%, 4/15/12		2,020	2,328
News America Holdings
7.75%, 2/1/24		3,156	3,754
News America, Inc.
7.28%, 6/30/28		2,150	2,464
Nexen, Inc.
5.05%, 11/20/13		2,435	2,422
Norfolk Southern Corp.
7.35%, 5/15/07		1,010	1,094
Northrop Grumman Corp.
4.079%, 11/16/06		2,390	2,415
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		775	759
Pemex Project Funding Master Trust
8.625%, 2/1/22		9,675	11,281
9.125%, 10/13/10		3,250	3,905
Petro-Canada
4.00%, 7/15/13		1,065	999
5.35%, 7/15/33		1,810	1,697
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)	745	816
Raytheon Co.
8.30%, 3/1/10		2,000	2,372

Rogers Wireless Communications, Inc.
7.25%, 12/15/12	(e)	735	783
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	2,355	2,621
Sealed Air Corp.
5.625%, 7/15/13	(e)	3,335	3,456
Smithfield Foods, Inc.
8.00%, 10/15/09		4,255	4,734
Sprint Capital Corp.
8.375%, 3/15/12		2,345	2,861
8.75%, 3/15/32		805	1,076
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		1,735	1,859
7.875%, 5/1/12	(c)	2,760	3,167
Station Casinos, Inc.
6.00%, 4/1/12	(c)	2,430	2,488
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	6,111	6,776
Telecom Italia Finance N.V.
5.875%, 1/24/08		1,840	2,691
7.25%, 4/24/12		1,330	2,165
Tenet Healthcare Corp.
6.875%, 2/15/13	(c)	3,080	2,641
7.375%, 2/1/13	(c)	1,360	1,326
Time Warner, Inc.
7.625%, 4/15/31		700	849
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12	(c)	960	1,172
Tyco International Group S.A.
6.375%, 10/15/11		2,000	2,211
6.75%, 2/15/11		1,065	1,195
Union Pacific Corp.
5.214%, 9/30/14	(e)	955	959
6.65%, 1/15/11		1,300	1,455
6.79%, 11/9/07		990	1,066
Verizon New England, Inc.
6.50%, 9/15/11		2,100	2,313
Waste Management, Inc.
7.00%, 7/15/28		2,595	2,936
7.375%, 5/15/29		745	878
WellPoint, Inc.
3.75%, 12/14/07	(e)	1,010	1,010
6.80%, 8/1/12		1,450	1,644
Weyerhaeuser Co.
6.00%, 8/1/06		1,293	1,344
6.75%, 3/15/12	(c)	1,165	1,315
WPP Finance UK Corp.
5.875%, 6/15/14	(c)(e)	3,570	3,722
Xerox Corp.
6.875%, 8/15/11		1,890	2,022
7.125%, 6/15/10	(c)	3,315	3,597
Yum! Brands, Inc.
8.875%, 4/15/11		1,980	2,449
			341,527

Mortgages - Other (1.0%)
American Express Co.
9.625%, 12/1/12	(d)	32	32
American Housing Trust
9.125%, 4/25/21		313	313
9.553%, 9/25/20		51	51
Countrywide Alternative Loan Trust	(h)
2.608%, 7/25/34		3,835	3,839
Federal Home Loan Mortgage Corporation REMIC PAC
9.50%, 4/15/20		6	6
Federal National Mortgage Association
7.00%, 9/25/32		8,049	8,433
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	6	6
Household Bank
8.239%, 12/1/08	(d)	8	8
Pelican Homestead Savings Association
9.214%, 10/1/07	(d)	76	76
Ryland Acceptance Corp. IV
6.65%, 7/1/11		944	944
Thornburg Mortgage Securities Trust
2.568%, 6/25/44		5,489	5,485
Washington Mutual Bank FA
2.448%, 7/25/44		4,482	4,490
			23,683
Sovereign (0.6%)
Russia Government International Bond
5.00%, 3/31/30	(e)	6,000	6,210
United Mexican States
8.00%, 9/24/22		1,350	1,561
8.375%, 1/14/11	(c)	6,805	8,009
			15,780
U.S. Treasury Securities (31.9%)
U.S. Treasury Bonds
5.50%, 8/15/28	(c)	10,000	10,827
6.125%, 8/15/29	(c)	45,550	53,493
7.25%, 5/15/16	(c)	650	814
8.125%, 8/15/19	(c)	39,000	53,244
U.S. Treasury Notes
3.50%, 11/15/06	(c)	25,000	25,219
3.875%, 2/15/13	(c)	6,250	6,168
5.00%, 2/15/11	(c)	100	106
6.125%, 8/15/07	(c)	1,000	1,073
U.S. Treasury Strips
5.10%, 5/15/22	(c)	92,300	38,492
U.S. Treasury Strips IO
4.66%, 5/15/16		25,000	14,842
4.76%, 2/15/17	(c)	24,500	13,888
4.93%, 8/15/18		11,500	5,972
4.99%, 2/15/19	(c)	51,950	26,158
5.01%, 5/15/19	(c)	10,200	5,060
5.02%, 8/15/19	(c)	108,850	53,264
5.04%, 11/15/19-8/15/20	(c)	55,500	25,961
5.05%, 2/15/20	(c)	170,175	80,783
5.07%, 5/15/20	(c)	195,925	91,730
5.08%, 2/15/21	(c)	64,750	28,984

5.14%, 5/15/21	(c)	194,440	85,822
5.16%, 11/15/21	(c)	57,875	24,833
5.18%, 2/15/22	(c)	47,500	20,093
5.21%, 8/15/22-11/15/22	(c)	56,600	23,157
5.23%, 2/15/23	(c)	31,750	12,660
5.24%, 11/15/23	(c)	23,500	9,021
U.S. Treasury Strips PO
5/15/21-11/15/21	(c)	167,650	73,593
			785,257
Utilities (2.6%)
Appalachian Power Co.
5.95%, 5/15/33		2,330	2,362
Arizona Public Service Co.
5.80%, 6/30/14	(c)	3,435	3,675
CenterPoint Energy Resources Corp.
7.75%, 2/15/11		2,075	2,422
Cincinnati Gas & Electric Co.
5.40%, 6/15/33	(c)	775	742
5.70%, 9/15/12		2,270	2,409
Columbus Southern Power Co.
6.60%, 3/1/33		2,525	2,834
Consolidated Natural Gas Co.
6.25%, 11/1/11		3,800	4,177
Detroit Edison Co.
6.125%, 10/1/10		90	98
Entergy Gulf States, Inc.
2.80%, 12/1/09	(h)	1,935	1,935
3.60%, 6/1/08		1,655	1,629
Exelon Corp.
6.75%, 5/1/11		2,170	2,431
Monongahela Power Co.
5.00%, 10/1/06	(c)	2,220	2,271
Nevada Power Co.
9.00%, 8/15/13	(c)	2,180	2,561
Nisource Finance Corp.
2.915%, 11/23/09	(c)	1,925	1,925
7.625%, 11/15/05		2,720	2,820
Northwest Pipeline Corp.
8.125%, 3/1/10		725	806
Ohio Edison Co.
5.45%, 5/1/15		3,010	3,059
Pacific Gas & Electric Co.
6.05%, 3/1/34		3,400	3,544
PSEG Energy Holdings LLC
7.75%, 4/16/07		2,200	2,337
8.625%, 2/15/08	(c)	2,480	2,734
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)(e)	4,155	4,930
Reliant Energy, Inc.
6.75%, 12/15/14		725	724
Southern California Edison Co.
5.00%, 1/15/14		585	596
Texas Eastern Transmission LP
7.00%, 7/15/32		2,240	2,582

Texas-New Mexico Power Co.
6.25%, 1/15/09		2,025	2,140
TXU Corp.
6.375%, 6/15/06		1,505	1,563
TXU Energy Co. LLC
7.00%, 3/15/13	(c)	1,930	2,159
Wisconsin Electric Power Co.
3.50%, 12/1/07		550	548
5.625%, 5/15/33		1,110	1,133
			63,146
Total Fixed Income Securities (Cost $2,612,307)			2,647,065

Shares
Preferred Stock (1.0%)
Mortgages - Other (1.0%)
Home Ownership Funding Corp. 13.331% (Cost $23,526)	64,625	24,886

		Face Amount (000)
Short Term Investments (30.0%)
Short-Term Debt Securities held as Collateral on Loan Securities (25.5%)
Bank of New York
2.33%, 10/28/05	(h)	$23,545	23,545
Bear Stearns
2.37%, 4/15/05	(h)	12,937	12,937
Beta Finance, Inc.
2.28%, 2/18/05		9,708	9,708
Calyon NY
2.25%, 3/4/05	(h)	20,678	20,678
CIT Group Holdings
2.17%, 1/31/05	(h)	10,921	10,921
2.30%, 2/14/05	(h)	2,004	2,004
Citigroup, Inc.
2.39%, 9/1/05	(h)	6,896	6,896
Compass Securitization
2.38%, 3/17/05	(h)	10,052	10,052
Corporate Receivables Corp.
2.46%, 3/14/05		4,286	4,286
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	9,567	9,567
Eni Coordination Center
2.38%, 8/28/05	(h)	7,180	7,180
Giro Funding U.S. Corporation
2.37%, 2/7/05		4,293	4,293
HBOS Treasury Services plc, N.Y.
2.46%, 03/14/05		8,620	8,620
International Lease Finance Corp.
2.51%, 9/22/05	(h)	11,070	11,070
Jackson National Life Global Fund
2.32%, 01/18/05	(h)	7,184	7,184
K2 (USA) LLC
2.33%, 10/24/05	(h)	20,386	20,386
Landesbank Hessen Thur New York
2.24%, 2/2/05		7,247	7,247
Lehman Brothers, Inc.
2.33%, 1/3/05		176,055	176,055

Links Finance LLC
2.33%, 10/27/05	(h)	7,181	7,181
Links Finance LLC
2.40%, 9/26/05	(h)	14,356	14,356
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	20,106	20,106
Nationwide Building Society
2.58%, 1/2/06	(h)	16,659	16,659
Pfizer, Inc.
2.30%, 1/31/06	(h)	14,361	14,361
Proctor & Gamble
2.42%, 1/31/06	(h)	5,888	5,888
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	14,359	14,359
Sheffield Receivable Corp.
2.21%, 1/12/05		20,155	20,155
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	14,362	14,362
SLM Corporation
2.41%, 1/31/06	(h)	14,361	14,361
Societe Generale, N.Y.
2.25%, 3/3/05	(h)	15,078	15,078
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	14,358	14,358
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		21,532	21,532
UBS Securities LLC
2.30%, 1/3/05		80,406	80,406
			625,791

Shares
Investment Company held as Collateral on Loan Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	3,618,922	3,619

		Face Amount (000)
Discount Notes (1.6%)
Federal Home Loan Bank
2.25%, 1/7/05		$15,000	14,993
Federal Home Loan Mortgage Corporation
2.30%, 1/11/05		25,000	24,983
			39,976
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc. 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $65,003	(f)	64,992	64,992
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
1.83%, 1/13/05	(c)	1,000	1,000
2.04%, 3/24/05	(j)	3,000	2,986
			3,986
Total Short-Term Investments (Cost $738,367)			738,364
Total Investments+ (138.7%) (Cost $3,374,200) - Including $769,761 of Securities Loaned			3,410,315
Liabilities in Excess of Other Assets (-38.7%)			(951,765)
Net Assets (100%)			$2,458,550

(b)	Security is in default.
(c)	All or a portion of security on loan at December 31, 2004.
(d)	Security was valued at fair value — At December 31, 2004, the Portfolio held $124,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To be announced
+

At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $3,374,200,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $36,115,000 of which $91,409,000 related to appreciated securities and $55,294,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	4,211	$5,713	1/26/2005	US$	5,318	$5,318	$(395)
EUR	1,669	2,264	1/26/2005	US$	2,223	2,223	(41)
EUR	2,441	3,311	1/26/2005	US$	3,243	3,243	(68)
EUR	4,638	6,295	2/28/2005	US$	6,106	6,107	(188)
		$17,583				$16,891	$(692)

EUR — Euro

US$ — U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	445	$93,269	Mar-05	$(61)
U.S. Treasury
10 yr. Note	137	15,335	Mar-05	(127)
U.S. Treasury
Long Bond	991	111,488	Mar-05	1,429
Short:
U.S. Treasury
5 yr. Note	1,925	210,848	Mar-05	905
				$2,146

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Core Plus Fixed Income Portfolio
Bank of America	1/27/2005	$37,800	TRS	3 month LIBOR	Index Return(1)	$143
	2/25/2005	34,700	TRS	3 month LIBOR	Index Return(1)	408
	8/15/2019	63,850	ZCS	at maturity	compounded 3 month LIBOR	(46)
	2/15/2022	33,000	ZCS	at maturity	compounded 3 month LIBOR	65
	5/16/2022	53,850	ZCS	at maturity	compounded 3 month LIBOR	165
	5/16/2022	38,450	ZCS	at maturity	compounded 3 month LIBOR	264
Citigroup	2/15/2019	42,850	ZCS	at maturity	compounded 3 month LIBOR	(27)
	5/15/2019	10,200	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(157)
	11/15/2019	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(105)
	2/15/2020	15,250	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	161
	2/15/2020	15,250	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	153
	2/15/2020	53,000	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	200
	2/15/2020	52,000	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	89
	5/15/2020	22,000	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	306
	5/15/2020	25,725	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(133)
	5/15/2020	117,850	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(1,115)
	5/15/2020	20,350	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(99)
	8/15/2020	18,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(253)
	2/15/2021	8,250	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(189)
	5/15/2021	10,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(293)
	5/15/2021	9,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(287)
	5/15/2021	9,700	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(267)
	5/15/2021	10,440	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(323)
	5/15/2021	46,300	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(360)
	5/15/2021	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(71)
	5/15/2021	23,100	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	647
	5/15/2021	16,000	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	606
	11/15/2021	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(237)
	11/15/2021	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(244)
	2/15/2022	14,500	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	135
	8/15/2022	3,500	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(106)
	8/15/2022	12,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	144
	2/15/2023	11,750	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	67
	2/15/2023	20,000	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(237)
Credit Suisse First Boston	5/15/2016	25,000	ZCS	at maturity	compounded 3 month LIBOR	(92)
	2/15/2017	24,500	ZCS	at maturity	compounded 3 month LIBOR	411
	8/15/2018	11,500	ZCS	at maturity	compounded 3 month LIBOR	(357)
	2/15/2019	9,100	ZCS	at maturity	compounded 3 month LIBOR	36
	8/15/2019	21,000	ZCS	at maturity	compounded 3 month LIBOR	(646)
	8/15/2019	24,000	ZCS	at maturity	compounded 3 month LIBOR	(689)
	11/15/2019	11,500	ZCS	at maturity	compounded 3 month LIBOR	(373)
	2/15/2021	41,000	ZCS	at maturity	compounded 3 month LIBOR	(1,280)
	5/15/2021	69,450	ZCS	at maturity	compounded 3 month LIBOR	(774)
	5/15/2021	69,300	ZCS	at maturity	compounded 3 month LIBOR	(193)
	5/15/2021	23,100	ZCS	at maturity	compounded 3 month LIBOR	251
	11/15/2023	23,500	ZCS	at maturity	compounded 3 month LIBOR	193

Deutsche Bank	11/14/2007	5,000	CDS	fixed rate of 1.20%	upon the occurrence of a negative credit event(2)	(95)
Goldman Sachs	2/15/2020	9,700	ZCS	at maturity	compounded 3 month LIBOR	(270)
	2/15/2020	17,700	ZCS	at maturity	compounded 3 month LIBOR	44
	2/15/2020	7,275	ZCS	at maturity	compounded 3 month LIBOR	18
	5/15/2020	10,000	ZCS	at maturity	compounded 3 month LIBOR	95
	8/15/2020	21,000	ZCS	at maturity	compounded 3 month LIBOR	237
	2/15/2021	15,500	ZCS	at maturity	compounded 3 month LIBOR	(114)
	11/15/2021	23,100	ZCS	at maturity	compounded 3 month LIBOR	(55)
	11/15/2021	40,525	ZCS	at maturity	compounded 3 month LIBOR	(433)
	8/15/2022	18,000	ZCS	at maturity	compounded 3 month LIBOR	(476)
	11/15/2022	23,100	ZCS	at maturity	compounded 3 month LIBOR	562
						$(4,996)

(1)  Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

(2)  Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Cooper Tire and Rubber Co., 7.75% Bond Maturing 12/15/2009.

bps — Basis points

CDS — Credit Default Swap

TRS — Total Return Swap

ZCS  — Zero Coupon Interest Rate Swap

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (103.8%)
Agency Adjustable Rate Mortgages (0.9%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 2/20/25-2/20/28		$3,860	$3,924
3.75%, 7/20/25		78	79
4.625%, 11/20/25-12/20/27		973	995
			4,998
Agency Fixed Rate Mortgages (29.7%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
8.25%, 10/1/06		2	2
10.00%, 9/1/17-11/1/20		97	107
10.25%, 7/1/09		22	24
11.00%, 1/1/16		37	41
11.25%, 12/1/14		44	49
13.00%, 9/1/10		2	2
Gold Pools:
6.00%, 2/1/32-4/1/32		186	193
6.50%, 7/1/25-3/1/32		546	575
7.00%, 2/1/26		64	69
7.50%, 5/1/16-6/1/32		7,874	8,449
8.00%, 11/1/29-10/1/31		1,784	1,933
8.50%, 12/1/30		309	336
10.00%, 10/1/19-1/1/21		130	144
10.50%, 3/1/16		93	101
January TBA
5.00%, 1/1/20	(i)	5,750	5,838
5.50%, 1/1/20	(i)	10,100	10,431
6.00%, 1/1/35	(i)	10,400	10,744
Federal National Mortgage Association, Conventional Pools:
6.00%, 10/1/31-12/1/31		180	186
6.50%, 6/1/26-6/1/34		34,164	35,874
7.00%, 10/1/28-12/1/32		18,010	19,098
7.50%, 5/1/23-12/1/32		9,281	9,947
8.00%, 3/1/07-6/1/32		6,949	7,527
8.50%, 4/1/30-5/1/32		5,687	6,204
9.00%, 2/1/17		146	163
9.50%, 5/1/28		259	291
10.00%, 3/1/20-6/1/28		280	311
10.50%, 12/1/17-10/1/18		86	97
11.00%, 4/1/21		168	187
11.25%, 8/1/13		55	63
11.50%, 1/1/17-11/1/19		80	90
January TBA
4.50%, 1/1/20	(i)	10,900	10,866
5.00%, 1/1/20	(i)	4,650	4,724
5.50%, 1/1/20-1/1/35	(i)	18,750	19,137
February TBA
5.00%, 2/1/20	(i)	5,750	5,831
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17		365	409
9.50%, 12/15/17-9/15/22		1,351	1,522
10.00%, 11/15/09-2/15/25		2,066	2,304
10.50%, 3/15/19		6	7
11.00%, 3/15/10-2/15/16		176	198
11.50%, 1/20/18		3	4
			164,078

Asset Backed Corporates (13.4%)
American Express Credit Account Master Trust
2.513%, 12/15/09	(h)	3,000	3,009
Asset Backed Funding Certificates
2.548%, 6/25/22	(h)	1,667	1,668
2.608%, 6/25/25	(h)	1,521	1,522
Bear Stearns Asset Backed Securities, Inc.
2.618%, 9/25/34	(h)	2,344	2,346
Capital Auto Receivables Asset Trust
2.483%, 1/15/08	(h)	2,100	2,103
Centex Home Equity Co. LLC
2.588%, 1/25/25	(h)	2,153	2,154
2.82%, 1/25/19	(g)	1,724	1,719
Chase Credit Card Master Trust
5.50%, 11/17/08		1,045	1,079
Citibank Credit Card Issuance Trust
6.90%, 10/15/07		2,205	2,272
7.45%, 9/15/07		1,430	1,474
GE Dealer Floorplan Master Note Trust
2.46%, 7/20/08	(h)	2,350	2,352
GMAC Mortgage Corp. Loan Trust
2.528%, 3/25/35	(h)	2,500	2,503
Harley-Davidson Motorcycle Trust
1.56%, 5/15/07		414	413
2.18%, 1/15/09		2,889	2,872
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		3,600	3,591
JP Morgan Chase Commercial Mortgage Securities Corp.
2.577%, 4/16/19	(e)(h)	2,689	2,694
Long Beach Mortgage Loan Trust
2.54%, 1/25/14	(h)	3,200	3,200
MBNA Credit Card Master Note Trust
2.543%, 2/16/10	(h)	3,200	3,213
MBNA Master Credit Card Trust
5.90%, 8/15/11		940	1,014
7.80%, 10/15/12		2,715	3,200
Merrill Lynch Mortgage Investors, Inc.
2.618%, 8/25/35	(h)	2,281	2,282
New Century Home Equity Loan Trust
2.547%, 2/25/35	(h)	2,500	2,502
2.598%, 8/25/34	(h)	1,361	1,362
Nissan Auto Receivables Owner Trust
4.80%, 2/15/07		498	499
Peco Energy Transition Trust
6.05%, 3/1/09		1,250	1,299
Residential Asset Securities Corp.
2.578%, 10/25/22	(h)	2,718	2,720
2.588%, 7/25/21	(h)	975	976
Residential Funding Mortgage Securities II
2.568%, 2/25/13	(h)	869	870
SLM Student Loan Trust
2.00%, 10/25/12	(h)	4,000	3,996
2.14%, 1/25/13	(h)	2,000	2,003
Structured Asset Investment Loan Trust
2.518%, 4/25/34	(h)	3,098	3,101
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		700	718
USAA Auto Owner Trust
2.41%, 2/15/07		1,400	1,396
Wachovia Auto Owner Trust
2.49%, 4/20/07		3,400	3,393

World Omni Auto Receivables Trust
2.58%, 7/12/07		2,500	2,493
			74,008
Collateralized Mortgage Obligations- Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.563%, 3/15/24		4,660	213
5.598%, 3/15/32		1,181	102
IO
6.00%, 5/1/31		2,076	334
6.50%, 4/1/28-5/15/33		3,782	640
8.00%, 1/1/28-6/1/31		420	75
IO PAC
6.00%, 5/15/30-4/15/32		6,251	559
PAC
10.00%, 6/15/20		30	30
Federal National Mortgage Association
Inv Fl IO
5.683%, 12/25/29		539	24
5.783%, 10/25/28		1,046	71
6.063%, 5/18/27		1,546	142
6.133%, 10/25/30		526	41
IO
6.00%, 8/25/32-11/25/32		3,602	463
6.50%, 2/25/33-5/25/33		5,377	948
7.00%, 9/25/32		1,476	1,546
7.00%, 4/25/33		1,741	317
7.50%, 11/1/29		639	113
8.00%, 4/1/24-8/1/31		1,902	330
9.00%, 11/1/26		183	33
Government National Mortgage Association
Inv Fl IO
6.193%, 8/16/29		1,225	114
			6,095
Federal Agency (7.9%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	5,125	5,147
Federal National Mortgage Association
4.25%, 5/15/09		37,840	38,453
			43,600
Finance (6.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	1,910	2,086
American General Finance Corp.
4.625%, 9/1/10		915	916
AXA Financial, Inc.
6.50%, 4/1/08		760	823
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		285	296
Bank One Corp.
6.00%, 2/17/09		1,350	1,444
CIT Group, Inc.
2.875%, 9/29/06		590	584
7.375%, 4/2/07		195	211
Citicorp
6.375%, 11/15/08		705	768
6.75%, 8/15/05		640	655
Citigroup, Inc.
5.625%, 8/27/12		915	976
5.75%, 5/10/06		156	161
6.00%, 2/21/12		465	509
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)	1,150	1,125

EOP Operating LP
4.75%, 3/15/14		165	160
7.50%, 4/19/29		710	826
Farmers Exchange Capital
7.05%, 7/15/28	(e)	795	817
Farmers Insurance Exchange
8.625%, 5/1/24	(c)(e)	975	1,153
FleetBoston Financial Corp.
7.25%, 9/15/05		1,145	1,178
General Electric Capital Corp.
4.25%, 12/1/10		445	445
6.75%, 3/15/32		1,535	1,803
Goldman Sachs Group, Inc.
5.25%, 10/15/13	(c)	630	646
6.60%, 1/15/12		730	816
6.875%, 1/15/11		550	621
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		170	167
7.75%, 6/15/05		475	485
7.90%, 6/15/10		175	203
HSBC Finance Corp.
4.125%, 12/15/08	(c)	450	452
5.875%, 2/1/09		335	358
6.375%, 10/15/11		538	595
6.40%, 6/17/08		465	502
6.75%, 5/15/11		365	410
Huntington National Bank
4.375%, 1/15/10		520	522
International Lease Finance Corp.
3.75%, 8/1/07		500	500
J.P. Morgan Chase & Co.
6.00%, 2/15/09		940	1,004
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	1,100	1,104
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14		1,320	1,292
MBNA America Bank
7.125%, 11/15/12		345	393
MBNA Corp.
6.125%, 3/1/13		855	918
Nationwide Mutual Insurance Co.
8.25%, 12/1/31	(e)	745	924
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)	1,415	1,684
SLM Corp.
4.00%, 1/15/10		705	700
5.00%, 10/1/13	(c)	865	878
Washington Mutual Bank FA
5.50%, 1/15/13		170	176
Washington Mutual, Inc.
8.25%, 4/1/10		920	1,078
World Financial Properties
6.91%, 9/1/13	(e)	2,290	2,535
			35,899
Industrials (9.2%)
Aetna, Inc.
7.875%, 3/1/11		1,335	1,564
Albertson’s, Inc.
7.50%, 2/15/11	(c)	465	539
Altria Group, Inc.
7.00%, 11/4/13	(c)	505	548
7.75%, 1/15/27		635	715
Amerada Hess Corp.
7.875%, 10/1/29		620	736

America West Airlines, Inc.
7.10%, 4/2/21		1,196	1,270
AT&T Wireless Services, Inc.
8.75%, 3/1/31		395	534
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		450	456
Caterpillar Financial Services Corp.
2.409%, 8/20/07	(h)	1,030	1,030
3.625%, 11/15/07		190	190
Clear Channel Communications, Inc.
7.65%, 9/15/10		460	524
Clorox Co.
2.544%, 12/14/07	(e)(h)	515	515
Comcast Cable Communications
6.75%, 1/30/11	(c)	320	360
Comcast Corp.
6.50%, 1/15/15	(c)	600	668
Cooper Industries, Inc.
5.25%, 7/1/07		770	798
COX Communications, Inc.
4.625%, 1/15/10	(e)	660	659
CSX Corp.
2.75%, 2/15/06		345	342
9.00%, 8/15/06		350	379
CVS Corp.
5.625%, 3/15/06		860	882
6.204%, 10/10/25	(e)	238	257
DaimlerChrysler N.A. Holding Corp.
7.75%, 1/18/11		440	508
8.50%, 1/18/31		430	539
Deutsche Telekom International Finance BV
8.75%, 6/15/30		830	1,099
Federated Department Stores, Inc.
6.30%, 4/1/09		370	401
6.625%, 9/1/08		225	245
FedEx Corp.
2.65%, 4/1/07		550	539
Ford Motor Co.
6.375%, 2/1/29		460	415
Ford Motor Credit Co.
7.25%, 10/25/11		570	612
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)	375	375
6.875%, 9/15/11		3,405	3,494
8.00%, 11/1/31		975	1,005
General Motors Corp.
8.375%, 7/15/33	(c)	280	291
GTE Corp.
6.94%, 4/15/28		1,360	1,519
Historic TW, Inc.
6.625%, 5/15/29	(c)	240	259
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(e)	400	415
6.50%, 2/13/13	(e)	565	610
Hyatt Equities LLC
6.875%, 6/15/07	(e)	680	716
ICI Wilmington, Inc.
4.375%, 12/1/08		400	403
Inco Ltd.
7.20%, 9/15/32		970	1,134
7.75%, 5/15/12		170	202
Kerr-McGee Corp.
5.875%, 9/15/06		190	197
Kraft Foods, Inc.
5.625%, 11/1/11		480	509
6.25%, 6/1/12		495	544

Kroger Co. (The)
7.70%, 6/1/29		120	145
8.00%, 9/15/29		465	581
Lowe’s Cos., Inc.
6.875%, 2/15/28		480	568
Marriott International, Inc.
7.00%, 1/15/08		1,270	1,385
May Department Stores Co. (The)
6.70%, 9/15/28		1,325	1,393
7.875%, 3/1/30		225	268
Miller Brewing Co.
4.25%, 8/15/08	(c)(e)	660	667
Mohawk Industries, Inc.
7.20%, 4/15/12		355	409
News America Holdings
7.75%, 2/1/24		565	672
8.875%, 4/26/23		375	489
News America, Inc.
7.30%, 4/30/28		160	184
Nexen, Inc.
5.05%, 11/20/13		590	587
Norfolk Southern Corp.
7.35%, 5/15/07		225	244
Northrop Grumman Corp.
4.079%, 11/16/06		580	586
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		170	167
Pemex Project Funding Master Trust
7.375%, 12/15/14		245	273
8.00%, 11/15/11	(c)	480	554
8.625%, 2/1/22		1,155	1,347
9.125%, 10/13/10		185	222
Petro-Canada
4.00%, 7/15/13		170	160
5.35%, 7/15/33		395	370
Raytheon Co.
8.30%, 3/1/10		460	546
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	465	517
Sealed Air Corp.
5.625%, 7/15/13	(e)	850	881
Southwest Airlines Co.
5.496%, 11/1/06		520	536
Sprint Capital Corp.
8.75%, 3/15/32		220	294
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	1,351	1,497
TCI Communications, Inc.
7.875%, 2/15/26		520	640
Telecom Italia Capital S.A.
4.00%, 1/15/10	(e)	985	967
Time Warner, Inc.
7.625%, 4/15/31		650	789
7.70%, 5/1/32		465	571
Union Pacific Corp.
6.65%, 1/15/11		290	325
6.79%, 11/9/07		225	242
Verizon New England, Inc.
6.50%, 9/15/11		610	672
WellPoint Health Networks, Inc.
6.375%, 6/15/06		735	766
WellPoint, Inc.
6.80%, 8/1/12		100	113

Weyerhaeuser Co.
6.00%, 8/1/06		305	317
6.75%, 3/15/12		285	322
WPP Finance UK Corp.
5.875%, 6/15/14	(e)	825	860
			51,123
Mortgages - Other (0.6%)
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)	6	6
Countrywide Alternative Loan Trust
2.608%, 7/25/34	(h)	926	927
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	4	4
Ryland Acceptance Corp. IV
6.65%, 7/1/11		122	121
Thornburg Mortgage Securities Trust
2.568%, 6/25/44	(h)	1,229	1,228
Washington Mutual Bank FA
2.448%, 7/25/44	(h)	1,049	1,051
			3,337
Sovereign (0.6%)
United Mexican States
8.00%, 9/24/22		1,020	1,179
8.30%, 8/15/31		575	675
8.375%, 1/14/11		1,130	1,330
			3,184
U.S. Treasury Securities (31.6%)
U.S. Treasury Bonds
3.50%, 11/15/06	(c)	5,500	5,548
7.25%, 8/15/22	(c)	9,000	11,602
U.S. Treasury Strips
IO
4.64%, 5/15/16	(c)	8,000	4,750
4.74%, 2/15/17		5,000	2,834
4.87%, 8/15/18		3,950	2,052
4.92%, 2/15/19	(c)	18,000	9,063
4.94%, 5/15/19	(c)	6,100	3,026
4.95%, 8/15/19	(c)	21,500	10,521
4.97%, 11/15/19	(c)	5,950	2,868
4.99%, 2/15/20	(c)	37,425	17,766
5.00%, 5/15/20	(c)	16,700	7,819
5.01%, 8/15/20	(c)	14,400	6,649
5.03%, 2/15/21	(c)	13,350	5,976
5.06%, 5/15/21	(c)	58,590	25,860
5.07%, 2/15/22	(c)	9,500	4,019
5.08%, 11/15/21	(c)	14,350	6,157
5.10%, 5/15/22-8/15/22	(c)	33,500	13,923
5.12%, 11/15/22	(c)	3,475	1,408
5.14%, 2/15/23-11/15/23	(c)	1,700	6,704
5.15%, 2/15/25	(c)	20,200	7,263
U.S. Treasury Strips
PO
5/15/21-2/15/25	(c)	46,625	18,828
			174,636
Utilities (2.3%)
Appalachian Power Co.
5.95%, 5/15/33		440	446
Arizona Public Service Co.
5.80%, 6/30/14		745	797
Carolina Power & Light Co.
5.125%, 9/15/13		850	871
Cincinnati Gas & Electric Co.
5.375%, 6/15/33		165	158
5.40%, 6/15/33	(c)	225	216
5.70%, 9/15/12		440	467

Columbus Southern Power Co.
6.60%, 3/1/33		310	348
Consolidated Natural Gas Co.
5.00%, 12/1/14		270	271
6.25%, 11/1/11		720	791
Detroit Edison Co.
6.125%, 10/1/10		120	131
Duke Energy Corp.
3.75%, 3/5/08		335	335
4.50%, 4/1/10		560	567
Entergy Gulf States, Inc.
2.80%, 12/1/09	(h)	455	455
3.60%, 6/1/08		345	340
Exelon Corp.
6.75%, 5/1/11	(c)	545	610
Nisource Finance Corp.
2.915%, 11/23/09	(c)(h)	535	535
Ohio Edison Co.
5.45%, 5/1/15		515	523
Ohio Power Co.
6.60%, 2/15/33		325	365
Pacific Gas & Electric Co.
6.05%, 3/1/34		770	803
Public Service Electric & Gas Co.
5.00%, 1/1/13		580	593
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)(e)	890	1,056
South Carolina Electric & Gas Co.
5.30%, 5/15/33		265	258
Southern California Edison Co.
5.00%, 1/15/14		120	122
Texas Eastern Transmission LP
7.00%, 7/15/32		425	490
TXU Energy Co. LLC
7.00%, 3/15/13	(c)	515	576
Wisconsin Electric Power Co.
3.50%, 12/1/07		210	209
5.625%, 5/15/33		165	168
			12,501
Total Fixed Income Securities (Cost $564,056)			573,459

Shares
Preferred Stock (0.5%)
Mortgages - Other (0.5%)
Home Ownership Funding Corp.
13.331% (Cost $2,738)	7,150	2,753

		Face Amount (000)
Short-Term Investments (37.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (23.7%)
Bank of New York
2.33%, 10/28/05	(h)	$4,935	4,935
Bear Stearns
2.37%, 4/15/05	(h)	2,711	2,711
Beta Finance, Inc.
2.28%, 2/18/05		2,035	2,035
Calyon NY
2.25%, 3/4/05	(h)	4,334	4,334
CIT Group Holdings
2.17%, 1/31/05	(h)	2,289	2,289
2.30%, 2/14/05	(h)	420	420
Citigroup, Inc.
2.39%, 9/1/05	(h)	1,445	1,445

Compass Securitization
2.38%, 3/17/05	(h)	2,107	2,107
Corporate Receivables Corp.
2.46%, 3/14/05		898	898
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	2,005	2,005
Eni Coordination Center
2.38%, 8/28/05	(h)	1,505	1,505
Giro Funding U.S. Corporation
2.37%, 2/7/05		900	900
HBOS Treasury Services plc, N.Y.
2.46%, 03/14/05		1,807	1,807
International Lease Finance Corp.
2.51%, 9/22/05	(h)	2,320	2,320
Jackson National Life Global Fund
2.32%, 01/18/05	(h)	1,506	1,506
K2 (USA) LLC
2.33%, 10/24/05	(h)	4,273	4,273
Landesbank Hessen Thur New York
2.24%, 2/2/05		1,519	1,519
Lehman Brothers, Inc.
2.33%, 1/3/05		36,899	36,899
Links Finance LLC
2.33%, 10/27/05	(h)	1,505	1,505
Links Finance LLC
2.40%, 9/26/05	(h)	3,009	3,009
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	4,214	4,214
Nationwide Building Society
2.58%, 1/2/06	(h)	3,491	3,491
Pfizer, Inc.
2.30%, 1/31/06	(h)	3,010	3,010
Proctor & Gamble
2.42%, 1/31/06	(h)	1,234	1,234
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	3,009	3,009
Sheffield Receivable Corp.
2.21%, 1/12/05		4,224	4,224
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	3,010	3,010
SLM Corporation
2.41%, 1/31/06	(h)	3,010	3,010
Societe Generale, N.Y.
2.25%, 3/3/05	(h)	3,160	3,160
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	3,009	3,009
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		4,513	4,513
UBS Securities LLC
2.30%, 1/3/05		16,852	16,852
			131,157

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	758,475	758

	Face Amount (000)
Discount Notes (9.9%)
Mortgages - Other
Federal Home Loan Bank
2.25%, 1/7/05	$25,000	24,989
Federal Home Loan Mortgage Corporation
2.30%, 1/11/05	25,000	24,983

Federal National Mortgage Association
2.138%, 5/16/05		5,000	4,960
			54,932
Repurchase Agreement (3.6%)
J.P. Morgan Securities, Inc. 2.00%, dated 12/31/04, due 1/3/05, repurchase price $19,704	(f)	19,701	19,701
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
1.83%, 1/13/05	(j)	300	300
U.S. Treasury Bills
2.04%, 3/24/05	(j)	500	498
			798
Total Short-term Investments (Cost $207,349)			207,346
Total Investments+ (141.8%) (Cost $774,143) - Including $156,158 of Securities Loaned			783,558
Liabilities in Excess of Other Assets (-41.8%)			(230,934)
Net Assets (100%)			$552,624

(c)                                  All or a portion of security on loan at December 31, 2004.

(d)                                 Security was valued at fair value — At December 31, 2004, the Portfolio held $10,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity date.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                  Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

TBA                      To be announced

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $774,143,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,415,000 of which $14,975,000 related to appreciated securities and $5,560,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2yr. Note	138	$28,924	Mar-05	$(2)
U.S. Treasury
Long Bond	426	47,925	Mar-05	606
Short:
U.S. Treasury
5yr. Note	337	36,912	Mar-05	138
U.S. Treasury
10yr. Note	39	4,366	Mar-05	(60)
				$682

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Investment Grade Fixed Income Portfolio
Bank of America	1/27/2005	$16,100	TRS	3 month LIBOR	Index Return(1)	$61
	8/15/2019	12,000	ZCS	at maturity	compounded 3 month LIBOR	(9)
	2/15/2022	6,500	ZCS	at maturity	compounded 3 month LIBOR	13
	5/16/2022	11,800	ZCS	at maturity	compounded 3 month LIBOR	36
	5/16/2022	12,600	ZCS	at maturity	compounded 3 month LIBOR	87
Citigroup	2/15/2019	12,000	ZCS	at maturity	compounded 3 month LIBOR	(8)
	5/15/2019	5,100	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(79)
	11/15/2019	2,000	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(42)
	2/15/2020	4,600	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	49
	2/15/2020	4,600	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	46
	2/15/2020	16,100	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	61
	2/15/2020	6,425	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	11
	5/15/2020	3,500	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	49
	5/15/2020	3,425	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(18)
	5/15/2020	2,950	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(28)
	5/15/2020	6,150	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(30)
	8/15/2020	3,400	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(48)
	2/15/2021	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(34)
	5/15/2021	16,000	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(420)
	5/15/2021	2,700	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(72)
	5/15/2021	2,700	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(69)
	5/15/2021	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(147)
	5/15/2021	1,850	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(56)
	5/15/2021	1,950	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(54)
	5/15/2021	2,040	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(63)
	5/15/2021	7,200	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(56)
	5/15/2021	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(11)
	5/15/2021	3,475	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	97
	5/15/2021	5,000	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	189
	11/15/2021	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(37)
	11/15/2021	5,350	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(71)
	11/15/2021	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(38)
	2/15/2022	3,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	28

	8/15/2022	2,200	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(67)
	8/15/2022	3,500	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	42
	2/15/2023	5,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	29
	2/15/2023	7,000	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(83)
Credit Suisse First Boston	5/15/2016	8,000	ZCS	at maturity	compounded 3 month LIBOR	(29)
	2/15/2017	5,000	ZCS	at maturity	compounded 3 month LIBOR	84
	8/15/2018	3,950	ZCS	at maturity	compounded 3 month LIBOR	(123)
	2/15/2019	6,000	ZCS	at maturity	compounded 3 month LIBOR	24
	5/15/2019	1,000	ZCS	at maturity	compounded 3 month LIBOR	2
	8/15/2019	4,750	ZCS	at maturity	compounded 3 month LIBOR	(144)
	8/15/2019	4,750	ZCS	at maturity	compounded 3 month LIBOR	(136)
	11/15/2019	3,950	ZCS	at maturity	compounded 3 month LIBOR	(128)
	2/15/2021	9,350	ZCS	at maturity	compounded 3 month LIBOR	(292)
	5/15/2021	10,800	ZCS	at maturity	compounded 3 month LIBOR	(126)
	5/15/2021	10,425	ZCS	at maturity	compounded 3 month LIBOR	(29)
	5/15/2021	3,475	ZCS	at maturity	compounded 3 month LIBOR	38
	11/15/2023	5,000	ZCS	at maturity	compounded 3 month LIBOR	41
Goldman Sachs	2/15/2020	1,950	ZCS	at maturity	compounded 3 month LIBOR	(26)
	2/15/2020	1,200	ZCS	at maturity	compounded 3 month LIBOR	3
	2/15/2020	2,550	ZCS	at maturity	compounded 3 month LIBOR	6
	5/15/2020	675	ZCS	at maturity	compounded 3 month LIBOR	6
	8/15/2020	11,000	ZCS	at maturity	compounded 3 month LIBOR	124
	2/15/2021	2,500	ZCS	at maturity	compounded 3 month LIBOR	(84)
	11/15/2021	3,475	ZCS	at maturity	compounded 3 month LIBOR	(8)
	11/15/2021	6,325	ZCS	at maturity	compounded 3 month LIBOR	(68)
	8/15/2022	3,400	ZCS	at maturity	compounded 3 month LIBOR	(58)
	11/15/2022	3,475	ZCS	at maturity	compounded 3 month LIBOR	85
						$(1,580)

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps — Basis points

TRS — Total Return Swap

ZCS — Zero Coupon Interest Rate Swap

U.S. Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (102.3%)
Agency Adjustable Rate Mortgages (0.9%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 2/20/25-1/20/28		$1,603	$1,630
3.75%, 8/20/25-9/20/27		417	424
4.625%, 10/20/27-12/20/27		60	62
			2,116
Agency Fixed Rate Mortgages (29.3%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 10/1/12-11/1/20		87	96
11.50%, 8/1/19		44	50
Gold Pools:
6.50%, 2/1/29-4/1/29		115	120
7.50%, 1/1/30-6/1/32		1,408	1,510
8.00%, 10/1/29-10/1/31		986	1,069
8.50%, 3/1/30-7/1/31		427	465
10.00%, 6/1/17-3/1/21		161	178
12.00%, 11/1/19		9	10
January TBA
5.00%, 1/1/20	(i)	2,500	2,538
5.50%, 1/1/20	(i)	4,725	4,880
6.00%, 1/1/35	(i)	4,450	4,597
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/29-10/1/34		15,000	15,747
7.00%, 2/1/26-5/1/33		6,709	7,115
7.50%, 7/1/29-7/1/32		4,937	5,291
8.00%, 4/1/25-8/1/32		4,474	4,853
8.50%, 5/1/23-5/1/32		3,698	4,041
9.00%, 4/1/26		933	1,040
9.50%, 2/1/20-8/1/21		309	350
10.00%, 8/1/18-2/1/25		78	88
10.50%, 11/1/10-10/1/18		83	93
11.00%, 9/1/19-9/1/20		140	158
11.50%, 11/1/19		113	127
January TBA
4.50%, 1/1/20	(i)	3,950	3,938
5.50%, 1/1/20-1/1/35	(i)	8,125	8,290
February TBA
5.00%, 2/1/20	(i)	3,425	3,473
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17		64	72
9.50%, 12/15/17-12/15/21		467	525
10.00%, 9/15/18-4/15/25		419	468
10.50%, 2/15/13-2/15/25		856	966
11.00%, 12/15/09-7/15/20		82	92
11.50%, 4/15/13-8/15/13		65	74
12.00%, 12/15/12-3/15/14		13	14
			72,328
Asset Backed Corporates (13.9%)
American Express Credit Account Master Trust
2.513%, 12/15/09	(h)	1,650	1,655
Asset Backed Funding Certificates
2.548%, 6/25/22	(h)	682	683
2.608%, 6/25/25	(h)	671	672

Bear Stearns Asset Backed Securities, Inc.
2.618%, 9/25/34	(h)	1,014	1,015
Capital Auto Receivables Asset Trust
2.483%, 1/15/08	(h)	950	951
3.35%, 2/15/08		800	799
Centex Home Equity
1.833%, 9/25/19	(g)	591	587
2.82%, 1/25/19	(g)	705	703
Centex Home Equity Co. LLC
2.588%, 1/25/25	(h)	936	937
Chase Credit Card Master Trust
5.50%, 11/17/08		865	893
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	(c)	1,240	1,350
7.45%, 9/15/07		705	727
GE Capital Credit Card Master Note Trust
2.443%, 9/15/10	(h)	1,050	1,051
GE Dealer Floorplan Master Note Trust
2.46%, 7/20/08	(h)	950	951
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		1,185	1,178
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		1,500	1,496
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577%, 4/16/19	(e)(h)	1,095	1,097
Long Beach Mortgage Loan Trust
2.54%, 1/25/14	(h)	1,400	1,400
MBNA Credit Card Master Note Trust
2.543%, 2/16/10	(h)	1,500	1,506
MBNA Master Credit Card Trust
7.80%, 10/15/12		1,480	1,744
Merrill Lynch Mortgage Investors, Inc.
2.618%, 8/25/35	(h)	1,095	1,096
New Century Home Equity Loan Trust
2.547%, 2/25/35	(h)	1,100	1,101
Nissan Auto Receivables Owner Trust
4.80%, 2/15/07		227	228
Residential Asset Securities Corp.
2.588%, 7/25/21	(h)	441	441
Residential Funding Mortgage Securities II
2.568%, 2/25/13	(h)	348	348
SLM Student Loan Trust
2.00%, 10/25/12	(h)	1,750	1,748
2.14%, 1/25/13	(h)	1,800	1,803
Structured Asset Investment Loan Trust
2.518%, 4/25/34	(h)	1,377	1,378
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		300	308
USAA Auto Owner Trust
2.41%, 2/15/07		550	548
Wachovia Auto Owner Trust
2.49%, 4/20/07		1,450	1,447
Wells Fargo Financial Auto Owner Trust
1.47%, 3/15/07		948	944
Wells Fargo Home Equity Trust
2.588%, 2/25/18	(h)	603	604
World Omni Auto Receivables Trust
2.58%, 7/12/07		1,000	997
			34,386
Collateralized Mortgage Obligations- Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.563%, 3/15/24		932	43

Inv Fl IO TAC
6.148%, 10/15/29		145	8
IO
5.00%, 12/15/16		2,058	219
6.00%, 5/1/31		1,331	214
6.50%, 4/1/28-5/15/33		2,442	413
8.00%, 1/1/28-6/1/31		155	28
Federal National Mortgage Association
Inv Fl IO
5.14%, 2/17/31		683	61
5.683%, 12/25/29		339	15
5.783%, 10/25/28		1,092	74
IO
6.00%, 8/25/32-11/25/32		2,261	293
6.50%, 2/25/33-5/25/33		3,345	592
7.00%, 4/25/33		1,395	254
8.00%, 4/1/24-8/1/31		1,265	220
9.00%, 11/1/26		69	12
Government National Mortgage Association
Inv Fl IO
5.173%, 9/16/31		220	15
5.543%, 12/16/25		1,013	87
5.563%, 9/16/27		427	37
6.09%, 9/20/30		218	19
6.193%, 8/16/29		970	93
			2,697
Federal Agency (7.7%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13		3,000	3,013
Federal National Mortgage Association
4.25%, 5/15/09		15,835	16,091
			19,104
Finance (6.8%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	965	1,054
American General Finance Corp.
4.625%, 5/15/09-9/1/10		550	552
AXA Equitable Life Insurance Co.
6.95%, 12/1/05	(e)	860	887
AXA Financial, Inc.
6.50%, 4/1/08		105	114
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		165	172
CIT Group, Inc.
2.875%, 9/29/06		340	337
Citicorp
6.375%, 11/15/08		380	414
Citigroup, Inc.
5.625%, 8/27/12		705	752
5.75%, 5/10/06	(c)	90	93
6.00%, 2/21/12		120	131
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)	455	445
EOP Operating LP
4.75%, 3/15/14		65	63
7.50%, 4/19/29		280	326
Farmers Exchange Capital
7.05%, 7/15/28	(e)	165	169
Farmers Insurance Exchange
8.625%, 5/1/24	(c)(e)	475	562
FleetBoston Financial Corp.
7.25%, 9/15/05		405	417
General Electric Capital Corp.
4.25%, 12/1/10		230	230
4.75%, 9/15/14		60	60
6.75%, 3/15/32		575	675

Goldman Sachs Group, Inc.
5.25%, 10/15/13		135	138
6.875%, 1/15/11		700	791
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		360	353
HSBC Finance Corp.
4.125%, 12/15/08		100	100
5.875%, 2/1/09		270	289
6.375%, 10/15/11		185	205
6.75%, 5/15/11		235	264
8.00%, 7/15/10		150	177
Huntington National Bank
4.375%, 1/15/10		250	251
J.P. Morgan Chase & Co.
6.00%, 2/15/09	(c)	635	678
John Hancock Financial Services, Inc.
5.625%, 12/1/08		295	314
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	400	401
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14		540	529
MBNA Corp.
6.125%, 3/1/13		555	596
Nationwide Mutual Insurance Co.
8.25%, 12/1/31	(e)	225	279
Prudential Holdings LLC
7.245%, 12/18/23	(e)	625	744
SLM Corp.
4.00%, 1/15/10		205	204
5.00%, 10/1/13	(c)	490	497
U.S. Bank N.A.
2.85%, 11/15/06	(c)	455	451
Wachovia Corp.
4.95%, 11/1/06		760	781
Washington Mutual, Inc.
8.25%, 4/1/10		495	580
World Financial Properties
6.95%, 9/1/13	(e)	729	809
			16,884
Industrials (9.2%)
Aetna, Inc.
7.875%, 3/1/11		610	715
Albertson’s, Inc.
7.50%, 2/15/11		175	203
Altria Group, Inc.
7.00%, 11/4/13	(c)	285	309
7.75%, 1/15/27		155	174
Amerada Hess Corp.
6.65%, 8/15/11		310	341
America West Airlines, Inc.
7.10%, 4/2/21		624	663
AT&T Wireless Services, Inc.
8.75%, 3/1/31		175	237
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		200	202
Caterpillar Financial Services Corp.
2.409%, 8/20/07	(h)	435	435
3.625%, 11/15/07		110	110
Clear Channel Communications, Inc.
7.65%, 9/15/10		195	222
Clorox Co.
2.544%, 12/14/07	(e)(h)	230	230

Comcast Cable Communications
6.75%, 1/30/11	(c)	65	73
Comcast Corp.
6.50%, 1/15/15	(c)	555	618
Cooper Industries, Inc.
5.25%, 7/1/07		405	420
COX Communications, Inc.
4.625%, 1/15/10	(e)	295	295
CSX Corp.
2.75%, 2/15/06		150	149
9.00%, 8/15/06		95	103
CVS Corp.
5.789%, 1/10/26	(e)	254	264
6.204%, 10/10/25	(e)	141	152
DaimlerChrysler N.A. Holding Corp.
7.30%, 1/15/12	(c)	395	449
Deutsche Telekom International Finance BV
8.75%, 6/15/30		360	477
Federated Department Stores, Inc.
6.625%, 9/1/08		120	131
FedEx Corp.
2.65%, 4/1/07		215	211
Ford Motor Credit Co.
7.25%, 10/25/11		415	446
France Telecom S.A.
9.25%, 3/1/31		155	211
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)	275	275
6.875%, 9/15/11		1,155	1,185
8.00%, 11/1/31		405	417
General Motors Corp.
8.375%, 7/15/33	(c)	410	426
GTE Corp.
6.94%, 4/15/28		725	810
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(c)(e)	415	448
Hyatt Equities LLC
6.875%, 6/15/07	(e)	280	295
ICI Wilmington, Inc.
4.375%, 12/1/08		235	237
Inco Ltd.
7.20%, 9/15/32		45	53
7.75%, 5/15/12		440	522
Kerr-McGee Corp.
5.875%, 9/15/06		115	119
Kraft Foods, Inc.
5.625%, 11/1/11		175	186
6.25%, 6/1/12		255	280
Kroger Co. (The)
7.50%, 4/1/31		140	168
Lowe’s Cos., Inc.
6.50%, 3/15/29	(c)	190	216
6.875%, 2/15/28		110	130
Marriott International, Inc.
7.00%, 1/15/08		740	807
May Department Stores Co. (The)
6.70%, 9/15/28		900	946
Miller Brewing Co.
4.25%, 8/15/08	(c)(e)	245	247
Mohawk Industries, Inc.
7.20%, 4/15/12		170	196
News America Holdings
7.75%, 2/1/24		440	523
News America, Inc.
7.125%, 4/8/28		80	90

Nexen, Inc.
5.05%, 11/20/13		220	219
Norfolk Southern Corp.
7.35%, 5/15/07		165	179
Northrop Grumman Corp.
4.079%, 11/16/06		235	237
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		115	113
Pemex Project Funding Master Trust
7.375%, 12/15/14		1,045	1,164
Petro-Canada
5.35%, 7/15/33		180	169
Raytheon Co.
4.85%, 1/15/11		35	36
8.30%, 3/1/10		145	172
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	230	256
Sealed Air Corp.
5.625%, 7/15/13	(e)	325	337
Southwest Airlines Co.
5.496%, 11/1/06		325	335
Sprint Capital Corp.
8.75%, 3/15/32		80	107
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	425	472
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10	(e)	440	434
Time Warner, Inc.
7.625%, 4/15/31		260	315
7.70%, 5/1/32		335	411
Union Pacific Corp.
3.625%, 6/1/10		305	294
Verizon Global Funding Corp.
7.75%, 12/1/30	(c)	90	112
WellPoint Health Networks, Inc.
6.375%, 6/15/06		380	396
Weyerhaeuser Co.
6.00%, 8/1/06		175	182
6.75%, 3/15/12		95	107
WPP Finance UK Corp.
5.875%, 6/15/14	(c)(e)	335	349
			22,812
Mortgages - Other (0.6%)
Countrywide Alternative Loan Trust
2.608%, 7/25/34	(h)	364	364
Gemsco Mortgage Pass Through Certificate
8.696%, 11/25/10	(d)	21	21
Thornburg Mortgage Securities Trust
2.568%, 6/25/44	(h)	532	532
Washington Mutual
2.448%, 7/25/44	(h)	429	430
			1,347
Sovereign (0.5%)
United Mexican States
8.00%, 9/24/22		180	208
8.30%, 8/15/31		755	887
8.375%, 1/14/11		180	212
			1,307
U.S. Treasury Securities (30.2%)
U.S. Treasury Bonds
3.50%, 11/15/06	(c)	2,000	2,017
6.125%, 8/15/29	(c)	600	705
8.125%, 8/15/21	(c)	2,050	2,839

U.S. Treasury Strips
IO
4.64%, 5/15/16	(c)	1,000	594
4.74%, 2/15/17	(c)	2,000	1,134
4.87%, 8/15/18		1,850	961
4.92%, 2/15/19	(c)	8,400	4,230
4.94%, 5/15/19	(c)	1,000	496
4.95%, 8/15/19	(c)	20,350	9,958
4.97%, 11/15/19		3,000	1,446
4.99%, 2/15/20	(c)	6,075	2,884
5.00%, 5/15/20	(c)	17,325	8,111
5.01%, 8/15/20	(c)	2,000	923
5.03%, 2/15/21	(c)	5,600	2,507
5.06%, 5/15/21	(c)	30,605	13,508
5.07%, 2/15/22	(c)	4,300	1,819
5.08%, 11/15/21	(c)	5,425	2,328
5.10%, 5/15/22-8/15/22	(c)	16,750	6,954
5.12%, 11/15/22	(c)	2,200	891
5.14%, 2/15/23-11/15/23	(c)	5,250	2052
5.15%, 2/15/25	(c)	8,085	2,907
PO
11/15/21-2/15/25	(c)	13,675	5,279
			74,543
Utilities (2.1%)
Arizona Public Service Co.
5.80%, 6/30/14	(c)	330	353
Carolina Power & Light Co.
5.125%, 9/15/13		305	313
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	(c)	265	281
Columbus Southern Power Co.
6.60%, 3/1/33		250	281
Consolidated Natural Gas Co.
5.00%, 12/1/14		235	236
6.25%, 11/1/11		195	214
Detroit Edison Co.
6.125%, 10/1/10		100	109
Duke Energy Corp.
3.75%, 3/5/08	(c)	180	180
4.50%, 4/1/10		335	339
Entergy Gulf States, Inc.
2.80%, 12/1/09	(h)	155	155
3.60%, 6/1/08		200	197
Exelon Corp.
6.75%, 5/1/11		175	196
Nisource Finance Corp.
2.915%, 11/23/09	(c)(h)	240	240
Ohio Edison Co.
5.45%, 5/1/15		230	234
Ohio Power Co.
6.60%, 2/15/33		175	196
Pacific Gas & Electric Co.
6.05%, 3/1/34		340	354
Public Service Electric & Gas Co.
5.00%, 1/1/13		345	353
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	225	267
South Carolina Electric & Gas Co.
5.30%, 5/15/33		170	166
Southern California Edison Co.
5.00%, 1/15/14		75	76
TXU Energy Co. LLC
7.00%, 3/15/13	(c)	175	196

Wisconsin Electric Power Co.
3.50%, 12/1/07	60	60
5.625%, 5/15/33	105	107
		5,103
Total Fixed Income Securities (Cost $249,974)		252,627

Shares
Preferred Stocks (0.5%)
Mortgages - Other (0.5%)
Home Ownership Funding Corp.
13.331% (Cost $1,136)	2,975	1,146

		Face Amount (000)
Short-Term Investments (38.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (23.9%)
Bank of New York
2.33%, 10/28/05	(h)	$2,219	2,219
Bear Stearns
2.37%, 4/15/05	(h)	1,219	1,219
Beta Finance, Inc.
2.28%, 2/18/05		915	915
Calyon NY
2.25%, 3/4/05	(h)	1,949	1,949
CIT Group Holdings
2.17%, 1/31/05	(h)	1,029	1,029
2.30%, 2/14/05	(h)	189	189
Citigroup, Inc.
2.39%, 9/1/05	(h)	650	650
Compass Securitization
2.38%, 3/17/05	(h)	947	947
Corporate Receivables Corp.
2.46%, 3/14/05		404	404
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	902	902
Eni Coordination Center
2.38%, 8/28/05	(h)	677	677
Giro Funding U.S. Corporation
2.37%, 2/7/05		405	405
HBOS Treasury Services plc, N.Y.
2.46%, 03/14/05		812	812
International Lease Finance Corp.
2.51%, 9/22/05	(h)	1,043	1,043
Jackson National Life Global Fund
2.32%, 01/18/05	(h)	677	677
K2 (USA) LLC
2.33%, 10/24/05	(h)	1,921	1,921
Landesbank Hessen Thur New York
2.24%, 2/2/05		683	683
Lehman Brothers, Inc.
2.33%, 1/3/05		16,592	16,592
Links Finance LLC
2.33%, 10/27/05	(h)	677	677
Links Finance LLC
2.40%, 9/26/05	(h)	1,353	1,353
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	1,895	1,895
Nationwide Building Society
2.58%, 1/2/06	(h)	1,570	1,570
Pfizer, Inc.
2.30%, 1/31/06	(h)	1,353	1,353
Proctor & Gamble
2.42%, 1/31/06	(h)	555	555
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	1,353	1,353

Sheffield Receivable Corp.
2.21%, 1/12/05		1,899	1,899
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	1,353	1,353
SLM Corporation
2.41%, 1/31/06	(h)	1,353	1,353
Societe Generale, N.Y.
2.25%, 3/3/05	(h)	1,421	1,421
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	1,353	1,353
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		2,029	2,029
UBS Securities LLC
2.30%, 1/3/05		7,578	7,578
			58,976

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	341,058	341

		Face Amount (000)
Discount Notes (8.9%)
Federal Home Loan Mortgage Corporation
2.30%, 1/11/05		$10,000	9,993
Federal National Mortgage Association
2.40%, 2/10/05		7,000	6,982
Federal Home Loan Bank
2.25%, 1/7/05		5,000	4,998
			21,973
Repurchase Agreement (5.0%)
J.P. Morgan Securities, Inc. 2.00%, dated 12/31/04, due 1/3/05, repurchase price $12,218	(f)	12,216	12,216
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
2.15%, 1/13/05	(c)(j)	350	350
2.20%, 3/24/05	(j)	100	99
			449
Total Short-term Investments (Cost $93,955)			93,955
Total Investments+ (140.9%) (Cost $345,065) - Including $61,689 of Securities Loaned			347,728
Liabilities in Excess of Other Assets (-40.9%)			(100,887)
Net Assets (100%)			$246,841

(c)                                  All or a portion of security on loan at December 31, 2004.

(d)                                 Security was valued at fair value — At December 31, 2004, the Portfolio held $21,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity date.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                  Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

TAC                      Targeted Amortization Class

TBA                      To be announced

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $345,064,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,433,000 of which $6,323,000 related to appreciated securities and $3,890,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2yr. Note	96	$20,121	Mar-05	$(2)
U.S. Treasury
10yr. Note	2	224	Mar-05	(2)
U.S. Treasury
Long Bond	237	26,663	Mar-05	339
Short:
U.S. Treasury
5yr. Note	205	22,454	Mar-05	89
				$424

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
U.S. Core Fixed Income Portfolio
Bank of America	1/27/2005	$7,100	TRS	3 month LIBOR	Index Return(1)	$27
	8/15/2019	10,700	ZCS	at maturity	compounded 3 month LIBOR	(10)
	8/15/2019	5,650	ZCS	at maturity	compounded 3 month LIBOR	(4)
	2/15/2022	3,300	ZCS	at maturity	compounded 3 month LIBOR	7
	5/16/2022	5,750	ZCS	at maturity	compounded 3 month LIBOR	18
	5/16/2022	5,100	ZCS	at maturity	compounded 3 month LIBOR	35
Citigroup	2/15/2019	5,650	ZCS	at maturity	compounded 3 month LIBOR	(4)
	11/15/2019	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(24)
	2/15/2020	1,325	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	20
	2/15/2020	1,325	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	13
	5/15/2020	1,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	24
	5/15/2020	3,500	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(17)
	5/15/2020	1,650	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(8)
	5/15/2020	9,750	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(92)
	8/15/2020	2,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(28)
	2/15/2021	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(34)
	5/15/2021	2,000	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(53)
	5/15/2021	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(40)
	5/15/2021	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(38)
	5/15/2021	4,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(132)
	5/15/2021	1,090	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(33)
	5/15/2021	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(32)
	5/15/2021	1,190	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(37)
	5/15/2021	4,350	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(34)
	5/15/2021	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(7)
	5/15/2021	2,200	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	62
	5/15/2021	6,750	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	256
	11/15/2021	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(22)
	11/15/2021	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(23)
	2/15/2022	1,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	9
	8/15/2022	1,900	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(58)
	8/15/2022	2,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	24
	2/15/2023	1,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	6
	2/15/2023	1,500	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(18)

Credit Suisse First Boston	5/15/2016	1,000	ZCS	at maturity	compounded 3 month LIBOR	(4)
	2/15/2017	2,000	ZCS	at maturity	compounded 3 month LIBOR	34
	8/15/2018	1,850	ZCS	at maturity	compounded 3 month LIBOR	(57)
	2/15/2019	2,750	ZCS	at maturity	compounded 3 month LIBOR	11
	5/15/2019	1,000	ZCS	at maturity	compounded 3 month LIBOR	1
	8/15/2019	2,000	ZCS	at maturity	compounded 3 month LIBOR	(61)
	8/15/2019	2,000	ZCS	at maturity	compounded 3 month LIBOR	(57)
	11/15/2019	1,850	ZCS	at maturity	compounded 3 month LIBOR	(60)
	2/15/2021	3,600	ZCS	at maturity	compounded 3 month LIBOR	(112)
	5/15/2021	2,200	ZCS	at maturity	compounded 3 month LIBOR	24
	11/15/2023	2,750	ZCS	at maturity	compounded 3 month LIBOR	23
Goldman Sachs	2/15/2020	1,150	ZCS	at maturity	compounded 3 month LIBOR	(16)
	2/15/2020	1,100	ZCS	at maturity	compounded 3 month LIBOR	3
	2/15/2020	1,175	ZCS	at maturity	compounded 3 month LIBOR	3
	5/15/2020	675	ZCS	at maturity	compounded 3 month LIBOR	6
	2/15/2021	500	ZCS	at maturity	compounded 3 month LIBOR	(4)
	11/15/2021	2,200	ZCS	at maturity	compounded 3 month LIBOR	(5)
	11/15/2021	3,800	ZCS	at maturity	compounded 3 month LIBOR	(41)
	8/15/2022	2,000	ZCS	at maturity	compounded 3 month LIBOR	(34)
	11/15/2022	2,200	ZCS	at maturity	compounded 3 month LIBOR	54
						$(539)

(1)  Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps — Basis points

TRS — Total Return Swap

ZCS  — Zero Coupon Interest Rate Swap

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

			Face Amount (000)	Value (000)
Fixed Income Securities (96.6%)
Aerospace (0.6%)
K&F Acquisition, Inc.
7.75%, 11/15/14	(e)		$1,765	$1,831
Broadcasting (0.8%)
Interep National Radio Sales, Inc.
10.00%, 7/1/08	(c)		1,290	979
Salem Communications Holding Corp.
9.00%, 7/1/11			1,300	1,433
				2,412
Cable (7.5%)
Avalon Cable LLC
11.875%, 12/1/08	(g)		447	469
Cablecom Luxembourg SCA
9.375%, 4/15/14	(e)	EUR	2,160	3,267
Cablevision Systems Corp.
6.669%, 4/1/09	(e)(h)		$1,365	1,454
Charter Communications Holdings LLC
0.00%, 1/15/11	(g)		600	507
9.625%, 11/15/09	(c)		1,325	1,169
10.25%, 1/15/10			840	741
10.75%, 10/1/09			900	824
DirecTV Holdings LLC
8.375%, 3/15/13			489	551
Echostar DBS Corp.
6.375%, 10/1/11	(c)		2,450	2,517
Kabel Deutschland GmbH
10.625%, 7/1/14	(e)		2,640	3,049
10.69%, 12/15/14			680	941
PanAmSat Corp.
9.00%, 8/15/14	(e)		820	920
PanAmSat Holding Corp.
0.00%, 11/1/14	(e)(g)		3,125	2,164
Renaissance Media Group LLC
10.00%, 4/15/08	(g)		710	735
Satelites Mexicanos S.A. de C.V.
10.125%, 11/1/04	(b)		2,085	1,157
Telenet Communications N.V.
9.00%, 12/15/13	(e)	EUR	1,475	2,241
Telenet Group Holding N.V.
0.00%, 6/15/14	(e)(g)		$1,265	968
				23,674
Chemicals (8.9%)
Avecia Group plc
11.00%, 7/1/09			725	751
Cognis Deutschland GmbH & Co. KG
6.979%, 11/15/13	(e)(h)	EUR	1,935	2,782
Equistar Chemicals LP
10.125%, 9/1/08			$1,650	1,910
10.625%, 5/1/11			820	955
FMC Corp.
10.25%, 11/1/09			1,100	1,268
Huntsman Advanced Materials LLC
11.00%, 7/15/10	(c)(e)		825	986
Huntsman International LLC
10.125%, 7/1/09		EUR	1,139	1,642
IMC Global, Inc.
10.875%, 6/1/08			$4	5
Innophos, Inc.
8.875%, 8/15/14	(e)		865	939
ISP Chemco, Inc.
10.25%, 7/1/11			1,200	1,362
ISP Holdings, Inc.
10.625%, 12/15/09			1,300	1,446
Koppers, Inc.
9.875%, 10/15/13			575	658
Lyondell Chemical Co.
10.50%, 6/1/13	(c)		1,425	1,703

Millennium America, Inc.
7.00%, 11/15/06	(c)	850	888
9.25%, 6/15/08	(c)	1,805	2,062
Nalco Co.
7.75%, 11/15/11	(c)	545	591
8.875%, 11/15/13	(c)	1,845	2,034
Rhodia S.A.
8.875%, 6/1/11	(c)(e)	2,725	2,759
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	700	979
10.625%, 5/15/11	(c)	1,520	1,756
Westlake Chemical Corp.
8.75%, 7/15/11	587	666
28,142
Consumer Products (3.1%)
Amscan Holdings, Inc.
8.75%, 5/1/14	845	849
Leiner Health Products, Inc.
11.00%, 6/1/12	780	856
Oxford Industries, Inc.
8.875%, 6/1/11	955	1,030
Phillips - Van Heusen Corp.
7.25%, 2/15/11	(c)	2,915	3,075
Rayovac Corp.
8.50%, 10/1/13	1,270	1,416
Safilo Capital International S.A.
9.625%, 5/15/13	(e)	EUR	1,875	2,614
9,840
Diversified Media (7.2%)
Advanstar Communications, Inc.
9.79%, 8/15/08	(h)	$1,017	1,068
10.75%, 8/15/10	545	618
12.00%, 2/15/11	525	569
Canada, Inc.
8.00%, 9/15/12	(e)	2,587	2,788
Cinemark, Inc.
0.00%, 3/15/14	(g)	595	452
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12	707	865
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13	690	799
Houghton Mifflin Co.
0.00%, 10/15/13	(c)(g)	430	318
9.875%, 2/1/13	(c)	1,865	2,051
Interpublic Group of Companies, Inc.
6.25%, 11/15/14	(c)	2,385	2,425
Lighthouse International Co. S.A.
8.00%, 4/30/14	(e)	EUR	1,050	1,474
Marquee, Inc.
6.54%, 8/15/10	(e)(h)	$1,890	1,999
Muzak Finance Corp.
9.875%, 3/15/09	(c)	1,905	1,341
Nebraska Book Co., Inc.
8.625%, 3/15/12	1,335	1,375
PEI Holdings, Inc.
11.00%, 3/15/10	594	695
Primedia, Inc.
8.875%, 5/15/11	(c)	2,145	2,279
Vertis, Inc.
13.50%, 12/7/09	(e)	1,635	1,731
22,847
Energy (7.9%)
BRL Universal Equipment LP
8.875%, 2/15/08	1,110	1,173
CHC Helicopter Corp.
7.375%, 5/1/14	(c)	1,610	1,707
Chesapeake Energy Corp.
7.50%, 9/15/13	(c)	2,550	2,789
Citgo Petroleum Corp.
6.00%, 10/15/11	(e)	525	525
El Paso Production Holding Co.
7.75%, 6/1/13	4,065	4,278
Hanover Compressor Co.
8.625%, 12/15/10	280	307
9.00%, 6/1/14	(c)	375	419

Hanover Equipment Trust
8.50%, 9/1/08	(c)		2,370	2,560
Hilcorp Energy I LP / Hilcorp Finance Co.
10.50%, 9/1/10	(e)		2,240	2,542
Husky Oil Co.
8.90%, 8/15/28	(h)		1,145	1,309
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			753	858
Pacific Energy Partners LP
7.125%, 6/15/14			1,095	1,172
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)		830,000	909
Tesoro Corp.
9.625%, 4/1/12			1,090	1,259
Vintage Petroleum, Inc.
7.875%, 5/15/11	(c)		2,800	2,996
				24,803
Financial (0.8%)
Refco Finance Holdings LLC
9.00%, 8/1/12	(e)		2,255	2,481
Food & Drug (2.9%)
CA FM Lease Trust
8.50%, 7/15/17	(e)		1,268	1,465
Delhaize America, Inc.
8.125%, 4/15/11			2,100	2,459
Jean Coutu Group, Inc.
7.625%, 8/1/12	(e)		490	521
8.50%, 8/1/14	(e)		2,400	2,472
Rite Aid Corp.
7.125%, 1/15/07			1,825	1,834
8.125%, 5/1/10			350	372
				9,123
Food & Tobacco (2.1%)
Michael Foods, Inc.
8.00%, 11/15/13			1,455	1,542
Pilgrim’s Pride Corp.
9.625%, 9/15/11	(c)		1,450	1,638
Smithfield Foods, Inc.
7.00%, 8/1/11	(c)		790	847
7.75%, 5/15/13			1,000	1,118
8.00%, 10/15/09			1,490	1,658
				6,803
Forest Products (6.9%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(c)		2,155	2,066
7.75%, 6/15/11			1,200	1,266
Georgia-Pacific Corp.
8.875%, 2/1/10			1,750	2,045
Graham Packaging Co., Inc.
8.50%, 10/15/12	(e)		825	870
Graphic Packaging International Corp.
9.50%, 8/15/13			1,900	2,171
JSG Funding plc
10.125%, 10/1/12		EUR	1,325	2,067
Norampac, Inc.
6.75%, 6/1/13		$900		952
Owens-Illinois, Inc.
7.35%, 5/15/08	(c)		1,910	2,015
7.50%, 5/15/10	(c)		2,700	2,879
Pliant Corp.
13.00%, 6/1/10	(c)		2,210	2,155
Tekni-Plex, Inc.
8.75%, 11/15/13	(c)(e)		755	755
Tembec Industries, Inc.
8.50%, 2/1/11	(c)		2,450	2,475
				21,716
Gaming & Leisure (4.7%)
Gaylord Entertainment Co.
6.75%, 11/15/14	(e)		1,195	1,207
Global Cash Access LLC/Global Cash Finance Corp.
8.75%, 3/15/12			455	493
Host Marriott LP
7.125%, 11/1/13	(c)		1,755	1,884
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			1,790	1,835
MGM Mirage, Inc.
6.00%, 10/1/09			4,205	4,331

Caesars Entertainment, Inc.
8.50%, 11/15/06		1,465	1,593
Station Casinos, Inc.
6.50%, 2/1/14		2,125	2,194
Venetian Casino Resort LLC
11.00%, 6/15/10		1,230	1,410
			14,947
Health Care (5.3%)
AmerisourceBergen Corp.
7.25%, 11/15/12		1,200	1,347
8.125%, 9/1/08		290	324
Community Health Systems, Inc.
6.50%, 12/15/12	(e)	1,250	1,266
Fisher Scientific International, Inc.
6.75%, 8/15/14	(e)	290	312
8.00%, 9/1/13		620	707
8.125%, 5/1/12		901	1,005
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		2,301	2,502
HCA, Inc.
6.30%, 10/1/12		2,600	2,641
MedCath Holdings Corp.
9.875%, 7/15/12		1,820	1,984
National Nephrology Associates, Inc.
9.00%, 11/1/11	(e)	335	389
Team Health, Inc.
9.00%, 4/1/12	(c)	1,645	1,616
Tenet Healthcare Corp.
6.50%, 6/1/12		705	656
9.875%, 7/1/14	(e)	570	624
VWR International, Inc.
6.875%, 4/15/12	(e)	585	614
8.00%, 4/15/14	(e)	780	837
			16,824
Housing (6.3%)
ACIH, Inc.
0.00%, 12/15/12	(e)(g)	1,720	1,251
Associated Materials, Inc.
0.00%, 3/1/14	(c)(g)	3,995	2,896
CB Richard Ellis Services, Inc.
9.75%, 5/15/10		461	528
11.25%, 6/15/11		450	520
Goodman Global Holding Co., Inc.
5.76%, 6/15/12	(e)(h)	500	510
7.875%, 12/15/12	(e)	1,030	1,025
Interface, Inc.
9.50%, 2/1/14	(c)	2,415	2,644
Ply Gem Industries, Inc.
9.00%, 2/15/12	(e)	2,475	2,525
Propex Fabrics, Inc.
10.00%, 12/1/12	(e)	1,235	1,287
RMCC Acquisition Co.
9.50%, 11/1/12	(e)	1,720	1,724
Technical Olympic USA, Inc.
9.00%, 7/1/10		1,555	1,672
10.375%, 7/1/12		980	1,103
THL Buildco, Inc.
8.50%, 9/1/14	(e)	1,980	2,079
			19,764
Information Technology (2.4%)
Iron Mountain, Inc.
6.625%, 1/1/16		630	591
7.75%, 1/15/15		1,340	1,367
8.625%, 4/1/13		1,250	1,334
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		1,380	1,349
Nortel Networks Ltd.
6.125%, 2/15/06		875	895
Xerox Corp.
7.125%, 6/15/10		1,925	2,088
			7,624
Manufacturing (4.3%)
Brand Services, Inc.
12.00%, 10/15/12		1,935	2,177
Flowserve Corp.
12.25%, 8/15/10		2,267	2,516

Johnsondiversey, Inc.
9.625%, 5/15/12	2,010	2,256
Manitowoc Co., Inc. (The)
10.375%, 5/15/11	EUR	1,585	2,430
NMHG Holding Co.
10.00%, 5/15/09	$1,480	1,643
Trimas Corp.
9.875%, 6/15/12	2,335	2,487
13,509
Metals (1.4%)
Foundation PA Coal Co.
7.25%, 8/1/14	(c)(e)	455	487
General Cable Corp.
9.50%, 11/15/10	(c)	855	971
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	4,140	@—
Murrin Murrin Holding Property Ltd.
9.375%, 8/31/07	(c)(d)	2,485	@—
Republic Technologies International LLC
13.75%, 7/15/09	(b)(d)	6,180	@—
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	(e)	EUR	905	1,387
Ucar Finance, Inc.
10.25%, 2/15/12	$1,470	1,687
4,532
Retail (1.1%)
General Nutrition Centers, Inc.
8.50%, 12/1/10	1,215	1,154
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	2,180	2,317
3,471
Services (3.0%)
Allied Waste North America
6.375%, 4/15/11	(c)	1,480	1,439
7.875%, 4/15/13	(c)	1,675	1,725
Buhrmann U.S., Inc.
8.25%, 7/1/14	1,530	1,555
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
7.375%, 9/1/10	1,730	1,825
United Rentals North America, Inc.
6.50%, 2/15/12	1,730	1,696
7.75%, 11/15/13	(c)	1,200	1,182
9,422
Telecommunications (2.7%)
AXtel S.A.
11.00%, 12/15/13	2,040	2,208
Esprit Telecom Group plc
10.875%, 6/15/08	(b)(d)	965	@—
11.00%, 6/15/08	(b)(d)	DEM	2,608	@—
11.50%, 12/15/07	(b)(d)	EUR	1,669	@—
11.50%, 12/15/07	(b)(d)	$600	@—
EXDS, Inc.
11.625%, 7/15/10	(b)(d)	3,950	@—
Knology, Inc. PIK
12.00%, 11/30/09	(e)	583	567
Primus Telecommunications Group, Inc.
8.00%, 1/15/14	(c)	2,335	2,066
Qwest Communications International
6.04%, 2/15/09	(e)(h)	2,085	2,121
Qwest Corp.
5.625%, 11/15/08	295	302
Qwest Services Corp.
13.50%, 12/15/07	(e)	1,000	1,148
Rhythms NetConnections, Inc.
12.75%, 4/15/09	(b)(d)	433	@—
13.50%, 5/15/08	(b)(d)	12,869	@—
14.00%, 2/15/10	(b)(d)	11,487	@—
8,412
Transportation (3.7%)
Amsted Industries, Inc.
10.25%, 10/15/11	(e)	1,450	1,646
AutoNation, Inc.
9.00%, 8/1/08	1,565	1,796
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	(c)(e)	1,255	1,258
Laidlaw International, Inc.
10.75%, 6/15/11	1,885	2,210

Sonic Automotive, Inc.
8.625%, 8/15/13		2,325	2,491
TRW Automotive, Inc.
9.375%, 2/15/13	(c)	1,240	1,444
11.00%, 2/15/13	(c)	625	756
			11,601
Utilities (7.8%)
AES Corp. (The)
7.75%, 3/1/14	(c)	750	817
8.875%, 2/15/11	(c)	198	227
9.00%, 5/15/15	(e)	1,365	1,570
9.375%, 9/15/10	(c)	326	381
Allegheny Energy, Inc.
7.75%, 8/1/05	(c)	1,020	1,039
Calpine Corp.
8.50%, 7/15/10	(e)	1,240	1,069
CMS Energy Corp.
7.50%, 1/15/09		280	300
8.50%, 4/15/11	(c)	1,635	1,866
Dynegy Holdings, Inc.
6.875%, 4/1/11	(c)	1,400	1,354
9.875%, 7/15/10	(e)	1,180	1,325
Ipalco Enterprises, Inc.
8.625%, 11/14/11		605	681
Monongahela Power Co.
5.00%, 10/1/06		1,255	1,284
Nevada Power Co.
8.25%, 6/1/11		950	1,096
9.00%, 8/15/13		1,255	1,475
Northwest Pipeline Corp.
8.125%, 3/1/10		390	433
Ormat Funding Corp.
8.25%, 12/30/20	(e)	2,427	2,439
PSEG Energy Holdings LLC
7.75%, 4/16/07		775	823
8.625%, 2/15/08		600	662
Reliant Energy, Inc.
6.75%, 12/15/14		970,000	969
Southern Natural Gas Co.
8.875%, 3/15/10		775	872
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12		710	867
Williams Cos., Inc.
7.875%, 9/1/21		2,625	2,940
			24,489
Wireless Communications (5.2%)
AirGate PCS, Inc.
5.85%, 10/15/11	(e)(h)	520	537
American Tower Corp.
7.125%, 10/15/12	(c)(e)	1,210	1,243
7.50%, 5/1/12	(c)	1,205	1,271
9.375%, 2/1/09		1,411	1,499
Centennial Communications Corp.
8.125%, 2/1/14		585	604
MetroPCS, Inc.
10.75%, 10/1/11	(c)	1,595	1,715
Rogers Wireless Communications, Inc.
7.50%, 3/15/15	(c)(e)	1,075	1,140
8.00%, 12/15/12	(c)(e)	760	808
Rural Cellular Corp.
6.99%, 3/15/10	(c)(h)	855	889
8.25%, 3/15/12		1,600	1,700
SBA Communications Corp.
0.00%, 12/15/11	(c)(g)	2,300	1,949
8.50%, 12/1/12	(e)	1,140	1,169
UbiquiTel Operating Co.
9.875%, 3/1/11	(e)	1,580	1,781
			16,305
Total Fixed Income Securities (Cost $309,393)			304,572

		Shares
Common Stocks (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(a)	86,712	6
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)	7,617	9
Total Common Stocks (Cost $11,767)			15

Preferred Stocks (1.3%)
Broadcasting (0.5%)
Paxson Communications Corp. PIK 9.75% (Convertible)	273	1,502
Paxson Communications Corp. PIK 14.25%	7	53
		1,555
Utilities (0.8%)
TNP Enterprises, Inc. PIK 14.50%	2,327	2,699
Total Preferred Stocks (Cost $2,568)		4,254

No. of Warrants
Warrants (0.1%)
Utilities (0.1%)
SW Acquisitions, Inc., expiring 4/1/11
(Cost $29)	(a)	8,020	241

		Face Amount (000)
Short-Term Investments (21.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.1%)
Bank of New York
2.33%, 10/28/05	(h)	$2,387	2,387
Bear Stearns
2.37%, 4/15/05	(h)	1,312	1,312
Beta Finance, Inc.
2.28%, 2/18/05		984	984
Calyon NY
2.25%, 3/4/05	(h)	2,096	2,096
CIT Group Holdings
2.17%, 1/31/05	(h)	1,107	1,107
2.30%, 2/14/05	(h)	203	203
Citigroup, Inc.
2.39%, 9/1/05	(h)	699	699
Compass Securitization
2.38%, 3/17/05	(h)	1,019	1,019
Corporate Receivables Corp.
2.46%, 3/14/05		435	435
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	970	970
Eni Coordination Center
2.38%, 8/28/05	(h)	728	728
Giro Funding U.S. Corporation
2.37%, 2/7/05		435	435
HBOS Treasury Services plc, N.Y.
2.46%, 03/14/05		874	874
International Lease Finance Corp.
2.51%, 9/22/05	(h)	1,122	1,122
Jackson National Life Global Fund
2.32%, 01/18/05	(h)	728	728
K2 (USA) LLC
2.33%, 10/24/05	(h)	2,067	2,067
Landesbank Hessen Thur New York
2.24%, 2/2/05		735	735
Lehman Brothers, Inc.
2.33%, 1/3/05		17,849	17,849
Links Finance LLC
2.33%, 10/27/05	(h)	728	728
Links Finance LLC
2.40%, 9/26/05	(h)	1,456	1,456
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	2,038	2,038
Nationwide Building Society
2.58%, 1/2/06	(h)	1,689	1,689
Pfizer, Inc.
2.30%, 1/31/06	(h)	1,456	1,456
Proctor & Gamble
2.42%, 1/31/06	(h)	597	597
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	1,456	1,456
Sheffield Receivable Corp.
2.21%, 1/12/05		2,043	2,043
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	1,456	1,456
SLM Corporation
2.41%, 1/31/06	(h)	1,456	1,456

Societe Generale, N.Y.
2.25%, 3/3/05	(h)	1,529	1,529
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	1,456	1,456
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		2,183	2,183
UBS Securities LLC
2.30%, 1/3/05		8,152	8,152
			63,445

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	366,898	367

		Face Amount (000)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $5,306	(f)	$5,305	5,305
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
2.15%, 1/13/05	(j)	150	150
Total Short-Term Investments (Cost $69,267)			69,267
Total Investments+ (119.9%) (Cost $393,024) -
Including $62,675 of Securities Loaned			378,349
Liabilities in Excess of Other Assets (-19.9%)			(62,798)
Net Assets (100%)			$315,551

(a)                                  Non-income producing security.

(b)                                 Security is in default.

(c)                                  All or a portion of security on loan at December 31, 2004.

(d)                                 Security was valued at fair value — At December 31, 2004, the Portfolio held fair valued securities each valued at less than $500, representing less than 0.05% of net assets.

(e)                                  144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity date.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                  Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.

@                                    Face Amount/Value is less than $500.

EUR                        Euro

DEM                    German Mark

PIK                            Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $393,024,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $14,675,000 of which $24,763,000 related to appreciated securities and $39,438,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	7,665	$10,399	1/26/2005	US$	9,785	$9,785	$(614)
EUR	4,320	5,861	1/26/2005	US$	5,456	5,456	(405)
EUR	700	950	1/26/2005	US$	906	906	(44)
EUR	4,135	5,612	2/28/2005	US$	5,444	5,444	(168)
		$22,822				$21,591	$(1,231)

EUR - Euro

US$ - U.S. Dollar

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (84.6%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 3/20/25-1/20/28	$303	$308
3.75%, 7/20/25-9/20/27	96	98
4.625%, 11/20/25-11/20/27	124	127
		533
Agency Fixed Rate Mortgages (10.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
11.00%, 7/1/13	16	17
Federal Home Loan Mortgage Corporation, Gold Pools:
7.00%, 6/1/28-6/1/32	347	369
7.50%, 5/1/30-6/1/32	319	342
8.00%, 6/1/30-9/1/31	964	1,045
8.50%, 7/1/30-7/1/31	193	210
9.50%, 12/1/22	40	45
10.00%, 6/1/17	42	46
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/30-7/1/34	6,891	7,233
7.00%, 9/1/31-11/1/32	2,239	2,374
7.50%, 8/1/29-3/1/32	2,482	2,660
8.00%, 10/1/30-9/1/31	378	410
8.50%, 8/1/30	16	18
9.50%, 12/1/17-12/1/21	663	747
10.00%, 7/1/18-5/1/22	22	25
Government National Mortgage Association, Various Pools:
9.50%, 11/15/16-12/15/21	347	392
10.00%, 1/15/16-3/15/25	507	566
10.50%, 3/15/16-2/15/18	76	85
11.00%, 3/15/10-6/15/20	195	220
11.50%, 6/15/13	17	20
12.00%, 12/15/12-5/15/14	12	13
12.50%, 12/15/10	6	7
		16,844
Asset Backed Corporates (18.1%)
American Express Credit Account Master Trust
1.69%, 1/15/09	650	636
5.53%, 10/15/08	600	617
Bank One Issuance Trust
2.94%, 6/16/08	900	900
3.86%, 6/15/11	750	752
Capital Auto Receivables Asset Trust
2.92%, 4/15/08	1,100	1,099
3.35%, 2/15/08	500	499
4.50%, 10/15/07	719	723
Chase Credit Card Master Trust
5.50%, 11/17/08	690	713
Chase Manhattan Auto Owner Trust
2.94%, 6/15/10	850	841
4.21%, 1/15/09	750	757
4.24%, 9/15/08	592	596
Citibank Credit Card Issuance Trust
2.70%, 1/15/08	700	697
4.40%, 5/15/07	1,000	1,007
6.90%, 10/15/07	875	902
7.45%, 9/15/07	400	412
Connecticut RRB Special Purpose Trust
5.36%, 3/30/07	54	54

DaimlerChrysler Auto Trust
2.58%, 4/8/09		800	785
2.86%, 3/9/09		650	643
3.09%, 1/8/08		900	899
Detroit Edison Securitization Funding LLC
5.51%, 3/1/07		236	238
Fleet Credit Card Master Trust II
2.75%, 4/15/08		950	949
Ford Credit Auto Owner Trust
3.13%, 11/15/06		1,000	1,001
3.79%, 9/15/06		800	803
4.14%, 12/15/05		27	27
4.75%, 8/15/06		200	202
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10		600	594
2.76%, 5/15/11		800	794
3.09%, 6/15/10		579	579
4.50%, 1/15/10		588	596
Honda Auto Receivables Owner Trust
2.48%, 7/18/08		900	893
2.70%, 3/17/08		500	497
2.77%, 11/21/08		800	793
4.49%, 9/17/07		800	806
Hyundai Auto Receivables Trust
2.33%, 11/15/07		250	248
MBNA Credit Card Master Note Trust
2.70%, 9/15/09		900	885
3.90%, 11/15/07		550	553
6.90%, 1/15/08		625	641
Nissan Auto Receivables Owner Trust
4.80%, 2/15/07		218	219
Nordstrom Private Label Credit Card Master Note Trust
4.82%, 4/15/10	(e)	450	461
Peco Energy Transition Trust
5.80%, 3/1/07		245	246
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		175	179
USAA Auto Owner Trust
2.67%, 10/15/10		875	859
3.16%, 2/17/09		1,150	1,146
Volkswagen Auto Lease Trust
2.36%, 12/20/05		295	295
Whole Auto Loan Trust
2.58%, 3/15/10		900	888
William Street Funding Corp.
2.40%, 4/23/06	(e)(h)	1,100	1,102
			30,026
Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
5.598%, 3/15/32		1,129	98
IO
5.00%, 9/15/14		1,302	81
6.00%, 5/1/31		475	76
6.50%, 4/1/28-8/1/28		1,035	164
7.00%, 2/15/32		224	40
8.00%, 1/1/28-6/1/31		41	7
IO PAC
6.00%, 4/15/32		553	66
Federal National Mortgage Association
Inv Fl IO
5.683%, 12/25/29		123	5
IO
6.00%, 5/25/33-6/25/33		1,335	252
6.50%, 7/1/31		325	57
7.00%, 4/25/33		691	126
8.00%, 8/18/27-5/1/30		97	16
9.00%, 11/1/26		73	13
Government National Mortgage Association
Inv Fl IO
5.543%, 12/16/25		390	34

5.563%, 9/16/27		231	20
5.593%, 5/16/32		278	22
			1,077
Federal Agency (16.1%)
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06		16,880	16,776
Federal National Mortgage Association
4.25%, 5/15/09		9,885	10,045
			26,821
Finance (10.1%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	590	644
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)	250	247
American General Finance Corp.
5.875%, 7/14/06		475	493
AXA Equitable Life Insurance Co.
6.95%, 12/1/05	(e)	275	284
Bank of America Corp.
3.375%, 2/17/09		245	240
3.875%, 1/15/08		165	166
4.75%, 10/15/06		170	174
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		85	88
Bank One Corp.
6.00%, 2/17/09		355	380
Bank One N.A.
2.30%, 5/5/06	(h)	250	250
CIT Group, Inc.
2.875%, 9/29/06		130	129
3.65%, 11/23/07		125	125
6.50%, 2/7/06		285	295
Citicorp
6.75%, 8/15/05		140	143
Citigroup Global Markets Holdings, Inc.
2.58%, 12/12/06	(h)	80	80
Citigroup, Inc.
5.625%, 8/27/12		495	528
5.75%, 5/10/06		235	243
6.00%, 2/21/12		285	312
Countrywide Home Loans, Inc.
3.25%, 5/21/08		312	305
EOP Operating LP
6.763%, 6/15/07		400	426
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	300	355
FleetBoston Financial Corp.
7.25%, 9/15/05		245	252
General Electric Capital Corp.
4.75%, 9/15/14		95	95
5.375%, 3/15/07		930	967
5.875%, 2/15/12		40	43
Goldman Sachs Group, Inc.
5.25%, 10/15/13		480	492
6.875%, 1/15/11		295	333
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		250	246
7.75%, 6/15/05		300	306
7.90%, 6/15/10		60	69
Household Finance Corp.
6.08%, 3/8/06		71	73
HSBC Finance Corp.
4.125%, 12/15/08		90	90
5.875%, 2/1/09		135	144
6.40%, 6/17/08		270	292
8.00%, 7/15/10		100	118
Huntington National Bank
4.375%, 1/15/10		300	301
International Lease Finance Corp.
3.75%, 8/1/07		120	120

J.P. Morgan Chase & Co.
5.25%, 5/30/07		165	172
6.00%, 2/15/09		170	182
John Hancock Global Funding II
7.90%, 7/2/10	(e)	510	598
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07		273	303
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	255	256
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07		440	449
MBNA Corp.
6.125%, 3/1/13		375	403
Monumental Global Funding II
3.85%, 3/3/08	(e)	110	110
6.05%, 1/19/06	(e)	285	293
Prudential Funding LLC
6.60%, 5/15/08	(e)	470	509
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)	145	153
SLM Corp.
4.00%, 1/15/10		255	253
5.00%, 10/1/13		210	213
TIAA Global Markets
5.00%, 3/1/07	(e)	710	732
U.S. Bancorp
5.10%, 7/15/07		125	129
U.S. Bank N.A.
2.85%, 11/15/06		160	159
Wachovia Corp.
3.625%, 2/17/09		60	59
4.95%, 11/1/06		325	334
Washington Mutual, Inc.
8.25%, 4/1/10		330	387
Wells Fargo & Co.
2.519%, 3/3/06	(h)	180	180
World Financial Properties
6.91%, 9/1/13	(e)	630	697
6.95%, 9/1/13	(e)	268	297
			16,716
Industrials (14.9%)
Aetna, Inc.
7.375%, 3/1/06		100	104
7.875%, 3/1/11		325	381
Albertson’s, Inc.
7.50%, 2/15/11		260	301
Altria Group, Inc.
7.00%, 11/4/13		175	190
7.65%, 7/1/08		120	132
Amerada Hess Corp.
6.65%, 8/15/11		325	358
America West Airlines, Inc.
7.10%, 4/2/21		251	267
American Honda Finance Corp.
3.85%, 11/6/08	(e)	200	200
Ashland, Inc.
7.83%, 8/15/05		145	149
AT&T Wireless Services, Inc.
7.875%, 3/1/11		135	159
BAT International Finance plc
4.875%, 2/25/09		160	227
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		135	137
Caterpillar Financial Services Corp.
2.409%, 8/20/07	(h)	280	280
3.625%, 11/15/07		90	90
Clear Channel Communications, Inc.
7.65%, 9/15/10		260	296
Clorox Co.
2.544%, 12/14/07	(e)(h)	245	245
Comcast Cable Communications
6.375%, 1/30/06		110	114

6.75%, 1/30/11		205	231
8.375%, 5/1/07		105	116
Comcast Corp.
6.50%, 1/15/15		115	128
ConAgra Foods, Inc.
6.00%, 9/15/06		310	323
Conoco Funding Co.
5.45%, 10/15/06		100	104
6.35%, 10/15/11		345	386
Cooper Industries, Inc.
5.25%, 7/1/07		160	166
COX Communications, Inc.
4.625%, 1/15/10	(e)	195	195
CSX Corp.
2.75%, 2/15/06		105	104
9.00%, 8/15/06		60	65
CVS Corp.
3.875%, 11/1/07		65	65
5.625%, 3/15/06		365	374
6.204%, 10/10/25	(e)	54	58
DaimlerChrysler N.A. Holding Corp.
6.40%, 5/15/06		215	224
7.30%, 1/15/12		460	523
Deutsche Telekom International Finance BV
8.50%, 6/15/10		335	400
Federated Department Stores, Inc.
6.30%, 4/1/09		265	287
6.625%, 9/1/08		80	87
FedEx Corp.
6.875%, 2/15/06		145	150
Ford Motor Credit Co.
6.875%, 2/1/06		160	165
7.25%, 10/25/11		800	859
France Telecom S.A.
7.00%, 12/23/09		50	79
7.25%, 1/28/13		200	331
General Mills, Inc.
3.875%, 11/30/07		85	85
General Motors Acceptance Corp.
4.50%, 7/15/06		310	310
6.875%, 9/15/11		1,545	1,585
GTE Corp.
6.36%, 4/15/06		465	483
Historic TW, Inc.
6.625%, 5/15/29		20	22
Honeywell International, Inc.
5.125%, 11/1/06		520	536
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(e)	100	104
6.50%, 2/13/13	(e)	185	200
Hyatt Equities LLC
6.875%, 6/15/07	(e)	210	221
ICI Wilmington, Inc.
4.375%, 12/1/08		125	126
Inco Ltd.
7.75%, 5/15/12		420	498
Johnson Controls, Inc.
5.00%, 11/15/06		255	262
Kerr-McGee Corp.
5.875%, 9/15/06		125	130
Kraft Foods, Inc.
5.25%, 6/1/07		115	119
5.625%, 11/1/11		145	154
6.25%, 6/1/12		190	209
Kroger Co. (The)
6.80%, 4/1/11		485	547
Lenfest Communications, Inc.
7.625%, 2/15/08		40	44
Marathon Oil Corp.
5.375%, 6/1/07		120	125
6.00%, 7/1/12		130	141

Marriott International, Inc.
7.00%, 1/15/08		125	136
8.125%, 4/1/05		205	207
Masco Corp.
4.625%, 8/15/07		140	143
May Department Stores Co. (The)
5.95%, 11/1/08		295	312
6.875%, 11/1/05		85	87
MeadWestvaco Corp.
2.75%, 12/1/05		125	125
Miller Brewing Co.
4.25%, 8/15/08	(e)	140	141
Mohawk Industries, Inc.
6.50%, 4/15/07		140	149
News America Holdings
9.25%, 2/1/13		150	194
News America, Inc.
4.75%, 3/15/10		70	71
5.30%, 12/15/14	(e)	175	177
6.625%, 1/9/08		300	324
Nexen, Inc.
5.05%, 11/20/13		150	149
Norfolk Southern Corp.
7.35%, 5/15/07		110	119
Northrop Grumman Corp.
7.125%, 2/15/11		255	293
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		70	69
PC Financial Partnership
5.00%, 11/15/14		70	70
Pemex Project Funding Master Trust
7.375%, 12/15/14		585	652
7.875%, 2/1/09		200	225
9.125%, 10/13/10		175	210
Petro-Canada
4.00%, 7/15/13		60	56
Raytheon Co.
8.30%, 3/1/10		225	267
Safeway, Inc.
6.15%, 3/1/06		420	433
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	105	117
Sealed Air Corp.
5.625%, 7/15/13	(e)	205	212
Southwest Airlines Co.
5.496%, 11/1/06		110	113
Sprint Capital Corp.
8.375%, 3/15/12		55	67
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	287	318
TCI Communications, Inc.
8.00%, 8/1/05		190	195
Telecom Italia Finance N.V.
5.875%, 1/24/08		90	132
7.25%, 4/24/12		110	179
Time Warner, Inc.
6.125%, 4/15/06		240	249
6.875%, 5/1/12		305	348
Toyota Motor Credit Corp.
5.65%, 1/15/07		385	402
Union Pacific Corp.
3.625%, 6/1/10		110	106
6.79%, 11/9/07		400	431
UnitedHealth Group, Inc.
4.125%, 8/15/09		120	120
5.20%, 1/17/07		25	26
7.50%, 11/15/05		200	206
Verizon Global Funding Corp.
6.125%, 6/15/07		270	286
7.25%, 12/1/10		140	161

Verizon New England, Inc.
6.50%, 9/15/11		200	220
WellPoint Health Networks, Inc.
6.375%, 6/15/06		215	224
WellPoint, Inc.
6.80%, 8/1/12		115	130
Weyerhaeuser Co.
6.125%, 3/15/07		50	53
6.75%, 3/15/12		555	626
WPP Finance UK Corp.
5.875%, 6/15/14	(e)	205	214
			24,695
Sovereign (1.2%)
Province of Quebec
6.125%, 1/22/11		550	606
United Mexican States
8.375%, 1/14/11		785	924
8.625%, 3/12/08		385	438
			1,968
U.S. Treasury Securities (10.8%)
U.S. Treasury Notes
3.50%, 11/15/06		5,500	5,548
3.875%, 2/15/13		8,150	8,044
U.S. Treasury Strips
IO
5.15%, 2/15/25		8,340	2,999
PO
2/15/2025		3,500	1,263
			17,854
Utilities (2.4%)
Appalachian Power Co.
3.60%, 5/15/08		355	351
Arizona Public Service Co.
5.80%, 6/30/14		280	299
Carolina Power & Light Co.
5.125%, 9/15/13		185	190
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		305	324
Columbus Southern Power Co.
4.40%, 12/1/10		100	99
Consolidated Natural Gas Co.
5.375%, 11/1/06		610	630
Detroit Edison Co.
6.125%, 10/1/10		100	109
Duke Energy Corp.
3.75%, 3/5/08		140	140
4.50%, 4/1/10		130	132
Entergy Gulf States, Inc.
2.80%, 12/1/09	(h)	170	170
3.60%, 6/1/08		75	74
Exelon Corp.
6.75%, 5/1/11		135	151
Nisource Finance Corp.
2.915%, 11/23/09	(h)	165	165
Pacific Gas & Electric Co.
4.80%, 3/1/14		195	195
Public Service Electric & Gas Co.
5.00%, 1/1/13		145	148
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	220	261
Southern California Edison Co.
5.00%, 1/15/14		30	31
TXU Energy Co. LLC
6.125%, 3/15/08		125	132
7.00%, 3/15/13		125	140
Wisconsin Electric Power Co.
3.50%, 12/1/07		35	35
4.50%, 5/15/13		140	139
			3,915
Total Fixed Income Securities (Cost $139,297)			140,449

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp. 13.331% (Cost $237)	650	250

		Face Amount (000)
Short-Term Investments (20.7%)
Discount Notes (13.9%)
Federal Home Loan Bank		$8,000	7,997
2.25%, 1/7/05
Federal Home Loan Mortgage Corporation		7,000	6,995
2.30%, 1/11/05
Federal National Mortgage Association		8,100	8,079
2.40%, 2/10/05
			23,071
Repurchase Agreement (6.5%)
J.P. Morgan Securities, Inc., 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $10,793	(f)	10,791	10,791
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills
2.15%, 1/13/05	(j)	100	99
2.20%, 3/24/05	(j)	400	398
			497
Total Short-Term Investments (Cost $34,361)			34,359
Total Investments+ (105.4%) (Cost $173,895)			175,058
Liabilities in Excess of Other Assets (-5.4%)			(9,024)
Net Assets (100%)			$166,034

(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
+

At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $173,895,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,163,000 of which $2,347,000 related to appreciated securities and $1,184,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	157	$213	1/26/2005	US$	198	$198	$(15)
EUR	138	187	1/26/2005	US$	184	184	(3)
EUR	258	350	1/26/2005	US$	343	343	(7)
EUR	165	224	2/28/2005	US$	217	217	(7)

		$974				$942	$(32)

EUR - Euro

US$ - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
10yr. Note	81	$9,067	Mar-05	$6
U.S. Treasury
Long Bond	21	2,363	Mar-05	27
Short:
U.S. Treasury
2yr. Note	10	2,096	Mar-05	(1)
U.S. Treasury
5yr. Note	79	8,653	Mar-05	30
				$62

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Intermediate Duration Portfolio
Bank of America	1/27/2005	$5,000	TRS	3 month LIBOR	Index Return(1)	$19

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

TRS — Total Return Swap

International Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)		Value (000)
Fixed Income Securities (89.0%)
Austria (3.2%)
Republic of Austria
5.875%, 7/15/06		EUR	3,800	$5,420
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.
6.00%, 3/15/06		225		316
Canada (4.6%)
Bombardier Capital Funding LP
6.125%, 5/14/07		150		206
Government of Canada
1.90%, 3/23/09		JPY	750,000	7,768
				7,974
Cayman Islands (0.7%)
Altria Finance Cayman Islands Ltd.
5.625%, 6/24/08		EUR	220	314
Hutchison Whampoa International Ltd.
6.50%, 2/13/13		$150		161
MBNA America European Structured Offerings
5.125%, 4/19/08		EUR	511	740
				1,215
Denmark (3.0%)
Kingdom of Denmark
5.00%, 8/15/05		DKK	28,200	5,223
France (20.9%)
Crown European Holdings S.A.
6.25%, 9/1/11	(e)	EUR	120	174
France Telecom S.A.
7.00%, 12/23/09		460		723
7.25%, 1/28/13		105		174
Government of France O.A.T.
6.50%, 4/25/11		18,255		29,274
8.50%, 10/25/19		2,500		5,127
Vivendi Environnement
5.875%, 6/27/08		250		369
				35,841
Germany (14.1%)
Deutsche Bank AG
5.125%, 1/31/13		200		296
Deutsche Bundesrepublik
6.00%, 1/5/06		6,500		9,141
6.25%, 1/4/24		8,510		14,766
				24,203
Guernsey (0.1%)
ABB International Finance Ltd.
11.00%, 1/15/08		150		244
Ireland (2.9%)
Depfa ACS Bank
0.75%, 9/22/08		JPY	500,000	4,949
Italy (4.7%)
Republic of Italy
0.65%, 3/20/09		820,000		8,079

Republic of Italy BTPS
9.50%, 2/1/06		EUR	@—	@—
				8,079
Japan (5.3%)
Development Bank of Japan
1.60%, 6/20/14		JPY	280,000	2,774
Government of Japan
1.10%, 9/20/12		646,000		6,308
				9,082
Luxembourg (0.3%)
Syngenta Luxembourg Finance II S.A.
5.50%, 7/10/06		EUR	290	410
Tyco International Group S.A.
6.125%, 4/4/07		90		131
				541
Multi-Country (7.9%)
Inter-American Development Bank
1.90%, 7/8/09		JPY	480,000	4,982
International Bank for Reconstruction & Development
2.00%, 2/18/08		470,000		4,838
7.125%, 4/12/05		EUR	2,664	3,661
				13,481
Netherlands (1.9%)
Allianz Finance BV
6.125%, 5/31/22	(h)	220		339
Deutsche Telekom International Finance BV
8.125%, 5/29/12		400		689
Fixed-Link Finance BV
5.75%, 2/2/09	(h)	300		436
HeidelbergCement Finance BV
7.375%, 7/15/10	(e)	150		229
Koninklijke Ahold N.V.
5.875%, 5/9/08		110		159
Munich Re Finance BV
6.75%, 6/21/23	(h)	300		473
Telecom Italia Finance N.V.
7.25%, 4/24/12		370		602
RWE Finance BV
5.50%, 10/26/07		23		33
VNU N.V.
6.625%, 5/30/07		250		368
				3,328
Russia (0.1%)
Russian Federation
5.00%, 3/31/30	(g)	$145		150
Spain (0.0%)
Government of Spain
5.15%, 7/30/09		EUR	@—	@—
Sweden (2.8%)
Swedish Government
6.00%, 2/9/05		SEK	30,450	4,596
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10		EUR	170	258
				4,854
United Kingdom (6.8%)
BAT International Finance plc
4.875%, 2/25/09		355		504

National Grid Transco plc
5.00%, 7/2/18		225		320
United Kingdom Treasury Bond
5.00%, 9/7/14		GBP	5,200	10,344
WPP Group plc
6.00%, 6/18/08		EUR	300	443
				11,611
United States (9.5%)
Corning, Inc.
6.25%, 2/18/10		145		211
Federal National Mortgage Association
1.75%, 3/26/08		JPY	800,000	8,169
Ford Motor Credit Co.
1.197%, 2/7/05		65,000		635
General Electric Capital Corp.
0.75%, 2/5/09		475,000		4,677
General Motors Acceptance Corp.
6.00%, 7/3/08		EUR	240	338
General Motors Corp.
8.375%, 7/5/33		500		732
Goldman Sachs Group, Inc.
4.25%, 8/4/10		365		513
Household Finance Corp.
5.125%, 6/24/09		300		438
Owens-Brockway
6.75%, 12/1/14	(e)	190		271
Pemex Project Funding Master Trust
6.625%, 4/4/10		175		265
Xerox Corp.
9.75%, 1/15/09		90		147
				16,396
Total Fixed Income Securities (Cost $125,982)				152,907
Short-Term Investments (7.0%)
Discount Notes (4.9%)
Federal Home Loan Bank
2.26%, 1/5/05		$5,000		4,998
Federal Home Loan Mortgage Corporation
2.29%, 2/1/05		3,500		3,493
				8,491
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 2.00%,
dated 12/31/04, due 1/3/05,
repurchase price $3,470	(f)	3,469		3,469
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.04%, 3/24/05	(j)	100		100
Total Short-Term Investments (Cost $12,061)				12,060
Total Investments+ (96.0%) (Cost $138,043)				164,967
Other Assets Less Liabilities (4.0%)				6,932
Net Assets (100%)				$171,899

(e)         144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
+

At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $138,043,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $26,924,000 of which $26,925,000 related to appreciated securities and $1,000 related to depreciated securities.

DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CAD	600	$499	2/22/2005	US$	484	$484	$(15)
DKK	18,945	3,458	3/21/2005	US$	3,389	3,390	(68)
EUR	4,210	5,712	1/26/2005	US$	5,580	5,580	(132)
EUR	136	184	1/26/2005	US$	180	180	(4)
SEK	24,055	3,621	3/21/2005	US$	3,558	3,558	(63)
US$	1,426	1,426	1/6/2005	CHF	1,800	1,579	153
US$	6,165	6,165	1/26/2005	EUR	4,840	6,567	402
US$	856	856	1/26/2005	EUR	650	882	26
US$	3,298	3,298	2/10/2005	JPY	346,000	3,387	89
US$	13,629	10,331	2/10/2005	JPY	1,080,000	10,572	241
US$	3,852	3,852	2/10/2005	JPY	405,000	3,964	112
US$	673	673	2/22/2005	AUD	870	678	5
US$	6,604	6,604	2/22/2005	CAD	7,950	6,616	12
		$46,679				$47,437	$758

AUD    - Australian Dollar

CAD     - Canadian Dollar

CHF      - Swiss Franc

DKK     - Danish Krone

EUR      - Euro

JPY       - Japanese Yen

SEK      - Swedish Krona

US$      - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro Dollar
Long Bond	54	$8,687	Mar-05	$59

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 1/20/25-1/20/28		$1,074	$1,092
3.75%, 7/20/27-9/20/27		264	269
4.625%, 12/20/25-12/20/27		288	295
			1,656
Agency Fixed Rate Mortgages (8.6%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
3.631%, 7/1/34		2,884	2,874
3.712%, 7/1/34		3,200	3,186
3.797%, 6/1/34		1,930	1,926
10.00%, 4/1/10-10/1/20		260	287
11.00%, 5/1/20		12	13
11.50%, 5/1/13-1/1/18		53	59
Gold Pools:
6.50%, 9/1/19-11/1/29		490	516
7.00%, 3/1/32		8	8
7.50%, 11/1/19-11/1/32		4,818	5,170
8.50%, 8/1/28-10/1/30		154	168
10.00%, 10/1/21		22	25
10.50%, 1/1/19-10/1/20		90	97
11.50%, 8/1/10		17	19
12.00%, 6/1/15-9/1/15		58	66
Federal National Mortgage Association, Conventional Pools:
6.50%, 3/1/18-2/1/34		24,713	25,952
7.00%, 5/1/26-12/1/33		22,504	23,865
7.50%, 9/1/29-7/1/32		9,790	10,489
8.00%, 12/1/29-8/1/31		495	537
9.50%, 11/1/20		61	69
10.00%, 12/1/15-9/1/16		139	153
10.50%, 12/1/16		36	40
11.00%, 7/1/20		30	34
11.50%, 11/1/19		53	59
12.00%, 8/1/20		7	7
12.50%, 2/1/15		30	34
January TBA:
7.00%, 1/1/35	(i)	950	1,007
7.50%, 1/1/35	(i)	6,600	7,066
Government National Mortgage Association, Various Pools:
9.00%, 11/15/16-1/15/17		196	219
9.50%, 12/15/17-12/15/21		397	447
10.00%, 11/15/09-7/15/22		776	869
10.50%, 11/15/18-8/15/21		78	89
11.00%, 1/15/10-1/15/21		442	498

11.50%, 2/15/13-11/15/19	280	317
		86,165
Asset Backed Corporates (22.2%)
American Express Credit Account Master Trust
1.69%, 1/15/09	4,210	4,120
5.53%, 10/15/08	2,850	2,931
AmeriCredit Automobile Receivables Trust
2.07%, 8/6/08	3,450	3,393
Bank One Issuance Trust
2.94%, 6/16/08	4,050	4,050
3.86%, 6/15/11	4,200	4,212
BMW Vehicle Owner Trust
2.67%, 3/25/08	6,150	6,109
4.46%, 5/25/07	3,441	3,467
Capital Auto Receivables Asset Trust
2.64%, 3/17/08	2,625	2,616
4.50%, 10/15/07	1,733	1,744
Chase Credit Card Master Trust
5.50%, 11/17/08	4,865	5,025
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	6,000	5,893
2.94%, 6/15/10	5,100	5,046
4.21%, 1/15/09	2,600	2,623
4.24%, 9/15/08	3,517	3,539
CIT Equipment Collateral
3.50%, 9/20/08	4,500	4,471
Citibank Credit Card Issuance Trust
2.70%, 1/15/08	3,700	3,686
4.40%, 5/15/07	3,800	3,826
6.90%, 10/15/07	4,910	5,060
7.45%, 9/15/07	1,265	1,304
Connecticut RRB Special Purpose Trust
5.36%, 3/30/07	180	182
DaimlerChrysler Auto Trust
2.58%, 4/8/09	6,000	5,889
2.86%, 3/9/09	5,150	5,096
3.09%, 1/8/08	4,550	4,547
4.49%, 10/6/08	4,400	4,430
Detroit Edison Securitization Funding LLC
5.51%, 3/1/07	681	685
Fifth Third Auto Trust
3.19%, 2/20/08	2,350	2,345
Fleet Credit Card Master Trust II
2.75%, 4/15/08	4,700	4,693
Ford Credit Auto Owner Trust
3.13%, 11/15/06	4,905	4,911
3.79%, 9/15/06	5,400	5,422
4.14%, 12/15/05	149	149
4.75%, 8/15/06	800	807
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	3,050	3,019
2.76%, 5/15/11	4,100	4,067
3.09%, 6/15/10	3,039	3,039
3.56%, 2/15/12	4,000	4,008
4.50%, 1/15/10	3,570	3,618

Honda Auto Receivables Owner Trust
2.40%, 2/21/08		7,250	7,174
2.48%, 7/18/08		3,850	3,820
2.70%, 3/17/08		2,000	1,990
2.77%, 11/21/08		4,600	4,558
4.49%, 9/17/07		3,700	3,728
Household Automotive Trust
3.68%, 4/17/06		25	25
Hyundai Auto Receivables Trust
2.33%, 11/15/07		1,400	1,389
John Deere Owner Trust
2.32%, 12/17/07		1,725	1,702
MBNA Credit Card Master Note Trust
2.70%, 9/15/09		6,000	5,903
3.90%, 11/15/07		1,825	1,835
Nissan Auto Receivables Owner Trust
2.76%, 7/15/09		4,500	4,414
4.60%, 9/17/07		2,319	2,336
4.80%, 2/15/07		1,485	1,488
Nordstrom Private Label Credit Card Master Note Trust
4.82%, 4/15/10	(e)	1,200	1,229
TXU Electric Delivery Transition Bond Co. LLC
3.52%, 11/15/11		5,796	5,790
USAA Auto Owner Trust
2.67%, 10/15/10		6,000	5,892
3.03%, 6/16/08		2,300	2,292
3.16%, 2/17/09		6,700	6,676
Volkswagen Auto Lease Trust
2.36%, 12/20/05		1,694	1,694
Wachovia Auto Owner Trust
2.91%, 4/20/09		4,700	4,665
3.19%, 6/20/08		6,850	6,845
Whole Auto Loan Trust
2.58%, 3/15/10		6,900	6,808
William Street Funding Corp.
2.40%, 4/23/06	(e)	4,400	4,406
World Omni Auto Receivables Trust
3.29%, 11/12/08		4,400	4,394
			221,075
Collateralized Mortgage Obligations- Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation
5.50%, 2/15/12		4,399	4,442
6.00%, 10/15/27		2,123	2,127
			6,569
Federal Agency (20.1%)
Federal Home Loan Bank
3.25%, 12/17/07		50,150	49,863
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06		67,520	67,103
2.875%, 5/15/07		84,325	83,512
			200,478
Finance (12.4%)
ABN Amro Bank N.V.
2.334%, 5/11/07		2,345	2,347
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)	1,380	1,361

Allstate Life Global Funding Trusts
4.50%, 5/29/09	485	494
American General Finance Corp.
4.625%, 5/15/09-9/1/10	1,085	1,095
5.875%, 7/14/06	1,810	1,877
AXA Financial, Inc.
6.50%, 4/1/08	240	260
Bank of America Corp.
3.375%, 2/17/09	2,595	2,545
3.875%, 1/15/08	860	867
4.75%, 10/15/06	2,245	2,300
5.25%, 2/1/07	325	337
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	565	588
Bank One Corp.
6.00%, 2/17/09	664	710
Bank One N.A. Illinois
2.30%, 5/5/06	1,000	1,001
5.50%, 3/26/07	1,805	1,882
BB&T Corp.
2.489%, 6/4/07	4,580	4,585
CIT Group, Inc.
2.42%, 11/4/05	1,700	1,703
2.875%, 9/29/06	625	619
3.65%, 11/23/07	295	294
6.50%, 2/7/06	1,890	1,957
7.375%, 4/2/07	680	735
Citicorp
6.375%, 11/15/08	1,000	1,090
6.75%, 8/15/05	650	665
Citigroup Global Markets Holdings, Inc.
2.58%, 12/12/06	1,050	1,050
Citigroup, Inc.
5.50%, 8/9/06	1,115	1,153
5.75%, 5/10/06	1,520	1,570
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,980	1,938
EOP Operating LP
6.763%, 6/15/07	1,945	2,070
8.375%, 3/15/06	1,655	1,746
FleetBoston Financial Corp.
7.25%, 9/15/05	1,160	1,194
General Electric Capital Corp.
4.25%, 12/1/10	850	851
5.00%, 6/15/07	800	827
5.375%, 3/15/07	4,415	4,588
Genworth Financial, Inc.
2.64%, 6/15/07	4,990	4,988
Goldman Sachs Group, Inc.
4.125%, 1/15/08	2,850	2,888
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	750	737
7.75%, 6/15/05	2,418	2,468
HSBC Finance Corp.
4.125%, 12/15/08	760	764
5.875%, 2/1/09	750	802
6.375%, 10/15/11	285	315

6.40%, 6/17/08		1,590	1,717
6.75%, 5/15/11		630	708
Huntington National Bank
2.75%, 10/16/06		695	687
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e)	1,490	1,463
International Lease Finance Corp.
2.95%, 5/23/06		355	352
3.75%, 8/1/07		535	535
John Deere Capital Corp.
4.50%, 8/22/07		2,445	2,503
John Hancock Financial Services, Inc.
5.625%, 12/1/08		2,475	2,631
John Hancock Global Funding II
5.625%, 6/27/06	(e)	1,390	1,433
7.90%, 7/2/10	(e)	625	733
JPMorgan Chase & Co.
5.25%, 5/30/07		780	811
6.00%, 2/15/09		305	326
7.00%, 11/15/09		315	352
Key Bank N.A.
7.125%, 8/15/06		1,535	1,624
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07		4,105	4,556
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	2,020	2,028
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07		2,845	2,903
MBNA Corp.
6.125%, 3/1/13		1,795	1,927
Monumental Global Funding II
3.85%, 3/3/08	(e)	375	376
6.05%, 1/19/06	(e)	3,215	3,307
Newcourt Credit Group, Inc.
6.875%, 2/16/05		75	75
Pricoa Global Funding I
3.90%, 12/15/08	(e)	1,545	1,543
Prudential Funding LLC
6.60%, 5/15/08	(e)	845	915
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)	2,185	2,299
SLM Corp.
4.00%, 1/15/10		2,930	2,911
Suntrust Bank
7.25%, 9/15/06		2,670	2,840
TIAA Global Markets
3.875%, 1/22/08	(e)	7,885	7,940
5.00%, 3/1/07	(e)	500	515
U.S. Bancorp
5.10%, 7/15/07		980	1,014
U.S. Bank N.A.
2.85%, 11/15/06		915	908
3.70%, 8/1/07		350	351
Wachovia Corp.
3.625%, 2/17/09		960	950
4.95%, 11/1/06		1,695	1,743

6.875%, 9/15/05		1,825	1,872
Washington Mutual, Inc.
7.50%, 8/15/06		425	452
8.25%, 4/1/10		1,648	1,930
Wells Fargo & Co.
2.519%, 3/3/06		1,360	1,362
World Financial Properties
6.91%, 9/1/13	(e)	1,923	2,128
6.95%, 9/1/13	(e)	986	1,094
			123,075
Industrials (11.6%)
Aetna, Inc.
7.375%, 3/1/06		1,540	1,604
7.875%, 3/1/11		1,155	1,353
Albertson’s, Inc.
7.50%, 2/15/11		1,100	1,276
Altria Group, Inc.
5.625%, 11/4/08		1,370	1,425
7.65%, 7/1/08		510	561
Amerada Hess Corp.
6.65%, 8/15/11		1,455	1,602
American Honda Finance Corp.
3.85%, 11/6/08	(e)	1,860	1,856
Ashland, Inc.
7.83%, 8/15/05		895	920
Caterpillar Financial Services Corp.
3.625%, 11/15/07		2,240	2,244
Cendant Corp.
6.25%, 1/15/08		1,295	1,383
Centex Corp.
9.75%, 6/15/05		295	303
Clear Channel Communications, Inc.
7.65%, 9/15/10		1,700	1,936
Clorox Co.
2.544%, 12/14/07	(e)	1,175	1,175
Comcast Cable Communications
6.875%, 6/15/09		700	778
8.375%, 5/1/07		275	304
Comcast Corp.
5.85%, 1/15/10		900	966
ConAgra Foods, Inc.
6.00%, 9/15/06		1,858	1,935
Conoco Funding Co.
5.45%, 10/15/06		2,315	2,398
Cooper Industries, Inc.
5.25%, 7/1/07		1,080	1,120
Cox Communications, Inc.
3.04%, 12/14/07	(e)	904	906
7.75%, 8/15/06		500	532
CSX Corp.
2.75%, 2/15/06		620	615
9.00%, 8/15/06		630	683
CVS Corp.
5.625%, 3/15/06		585	600
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08		770	769

6.40%, 5/15/06		1,910	1,988
8.00%, 6/15/10		85	98
Deutsche Telekom International Finance BV
8.50%, 6/15/10		1,355	1,616
Federated Department Stores, Inc.
6.30%, 4/1/09		790	856
6.625%, 9/1/08		1,290	1,405
FedEx Corp.
2.65%, 4/1/07		385	377
6.875%, 2/15/06		525	544
Ford Motor Credit Co.
6.875%, 2/1/06		2,790	2,875
General Mills, Inc.
3.875%, 11/30/07		360	361
General Motors Acceptance Corp.
4.50%, 7/15/06		3,330	3,333
6.125%, 8/28/07		1,370	1,411
6.75%, 1/15/06		60	62
7.75%, 1/19/10		2,500	2,686
GTE Corp.
6.36%, 4/15/06		2,207	2,290
Honeywell International, Inc.
5.125%, 11/1/06		2,860	2,947
6.875%, 10/3/05		1,020	1,047
Hyatt Equities LLC
6.875%, 6/15/07	(e)	1,115	1,174
ICI Wilmington, Inc.
4.375%, 12/1/08		740	745
Inco Ltd.
7.75%, 5/15/12		1,750	2,075
International Paper Co.
3.80%, 4/1/08		990	987
John Deere Capital Corp.
3.375%, 10/1/07		1,555	1,542
Johnson Controls, Inc.
5.00%, 11/15/06		915	940
Kerr-McGee Corp.
5.875%, 9/15/06		635	659
Kraft Foods, Inc.
4.00%, 10/1/08		910	911
5.25%, 6/1/07		1,940	2,011
Kroger Co. (The)
7.625%, 9/15/06		3,480	3,713
Lenfest Communications, Inc.
7.625%, 2/15/08		185	204
Lowe’s Cos., Inc.
7.50%, 12/15/05		1,015	1,057
Marathon Oil Corp.
5.375%, 6/1/07		1,600	1,665
Marriott International, Inc.
8.125%, 4/1/05		2,090	2,114
Masco Corp.
4.625%, 8/15/07		485	497
6.75%, 3/15/06		790	823
May Department Stores Co. (The)
3.95%, 7/15/07		1,800	1,804

6.875%, 11/1/05		960	988
McDonnell Douglas Corp.
6.875%, 11/1/06		675	715
MeadWestvaco Corp.
2.75%, 12/1/05		680	678
Miller Brewing Co.
4.25%, 8/15/08	(e)	775	783
Mohawk Industries, Inc.
6.50%, 4/15/07		855	909
News America, Inc.
4.75%, 3/15/10		1,320	1,347
6.625%, 1/9/08		320	346
Nexen, Inc.
5.05%, 11/20/13		1,020	1,015
Norfolk Southern Corp.
7.35%, 5/15/07		405	439
Northrop Grumman Corp.
4.079%, 11/16/06		940	950
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		460	451
Raytheon Co.
4.85%, 1/15/11		350	359
6.75%, 8/15/07		353	380
8.30%, 3/1/10		520	617
Safeway, Inc.
6.15%, 3/1/06		2,607	2,690
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	770	857
Sealed Air Corp.
6.95%, 5/15/09	(e)	380	416
Southwest Airlines Co.
5.496%, 11/1/06		820	845
Target Corp.
5.95%, 5/15/06		3,285	3,409
7.50%, 2/15/05		715	719
TCI Communications, Inc.
8.00%, 8/1/05		525	540
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10	(e)	985	977
Time Warner, Inc.
6.125%, 4/15/06		1,835	1,901
6.15%, 5/1/07		670	709
Union Pacific Corp.
3.625%, 6/1/10		480	462
6.79%, 11/9/07		2,575	2,772
UnitedHealth Group, Inc.
4.125%, 8/15/09		800	800
5.20%, 1/17/07		115	119
7.50%, 11/15/05		2,155	2,225
Verizon Global Funding Corp.
6.125%, 6/15/07		2,475	2,623
7.25%, 12/1/10		1,140	1,308
WellPoint Health Networks, Inc.
6.375%, 6/15/06		1,330	1,385
WellPoint, Inc.
4.875%, 8/1/05		1,720	1,733

Weyerhaeuser Co.
6.00%, 8/1/06		60	62
6.125%, 3/15/07		354	373
6.75%, 3/15/12		1,880	2,121
			115,084
Mortgages - Other (3.6%)
Bank of America Mortgage Securities
3.712%, 7/25/34		1,776	1,760
4.418%, 1/25/35		6,400	6,383
Citigroup Mortgage Loan Trust, Inc.
4.074%, 9/25/34	(h)	3,477	3,477
4.809%, 8/25/34	(h)	3,024	3,060
Countrywide Home Loan Mortgage
4.72%, 11/20/34	(h)	3,814	3,812
Federal Home Loan Mortgage Corporation
8.00%, 7/15/06		120	120
First Horizon Asset Securities, Inc.
3.648%, 6/25/34		1,015	1,006
5.208%, 10/25/34		1,905	1,921
Merrill Lynch Mortgage Investors, Inc.
3.831%, 7/25/34	(h)	2,246	2,236
Wells Fargo Mortgage Backed Securities Trust
3.393%, 7/25/34	(h)	1,267	1,264
3.456%, 9/25/34		4,772	4,738
4.605%, 12/25/34		6,288	6,308
			36,085
Sovereign (0.7%)
Province of Quebec
5.50%, 4/11/06		1,645	1,694
6.125%, 1/22/11		845	932
United Mexican States
8.375%, 1/14/11		2,385	2,807
8.625%, 3/12/08		1,265	1,439
			6,872
U.S. Treasury Securities (14.2%)
U.S. Treasury Notes
3.50%, 11/15/06		20,000	20,175
4.625%, 5/15/06		13,000	13,304
5.625%, 2/15/06		69,900	72,084
5.75%, 11/15/05		15,000	15,389
6.50%, 8/15/05		20,000	20,493
			141,445
Utilities (2.6%)
Appalachian Power Co.
3.60%, 5/15/08		1,350	1,335
Columbus Southern Power Co.
4.40%, 12/1/10		1,460	1,449
Consolidated Natural Gas Co.
5.375%, 11/1/06		3,840	3,968
DTE Energy Co.
6.45%, 6/1/06		2,065	2,151
Duke Energy Corp.
3.75%, 3/5/08		855	855
4.50%, 4/1/10		795	805
Entergy Gulf States, Inc.
2.80%, 12/1/09		1,015	1,015

3.60%, 6/1/08		445	438
Exelon Corp.
6.75%, 5/1/11		860	963
Nisource Finance Corp.
2.915%, 11/23/09		975	975
Pacific Gas & Electric Co.
3.60%, 3/1/09		1,670	1,644
Pinnacle West Capital Corp.
6.40%, 4/1/06		2,910	2,996
Public Service Electric & Gas Co.
2.655%, 6/23/06		3,470	3,470
Ras Laffan Liquefied Natural Gas Co., Ltd.
7.628%, 9/15/06	(e)	198	210
Sempra Energy
4.75%, 5/15/09		2,460	2,510
Southern California Edison Co.
5.00%, 1/15/14		165	168
Wisconsin Electric Power Co.
3.50%, 12/1/07		835	832
4.50%, 5/15/13		530	526
			26,310
Total Fixed Income Securities (Cost $967,346)			964,814

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $656)	1,800	693

		Face Amount (000)
Short-Term Investments (3.3%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 2.00%, dated 12/31/04, due 1/3/05, repurchase price $30,811	(f)	$30,806	30,806
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
2.15%, 1/13/05	(j)	650	650
2.20%, 3/24/05	(j)	1,200	1,194
			1,844
Total Short-Term Investments (Cost $32,651)			32,650
Total Investments+ (100.3%) (Cost $1,000,653)			998,157
Liabilities in Excess of Other Assets (-0.3%)			(2,901)
Net Assets (100%)			$995,256

(e)                                  144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

TBA                      To be announced

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $1,000,653,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,496,000 of which $3,053,000 related to appreciated securities and $5,549,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2yr. Note	595	$124,708	Mar-05	$32
Short:
U.S. Treasury
5yr. Note	669	73,276	Mar-05	(68)
U.S. Treasury
10yr. Note	501	56,081	Mar-05	(98)
				$(134)

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (107.4%)
Municipal Bonds (93.2%)
Abilene Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
1.85%, 9/19/25	$4,000	$4,000
Abilene Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14	1,875	2,068
Allegheny County, PA Hospital Development Authority Revenue Bonds
9.25%, 11/15/15	1,300	1,511
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32	525	565
Austin, TX Convention Enterprises, Inc. Revenue Bonds
6.70%, 1/1/28	400	428
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13	4,100	4,598
Badger TOB Asset Securitization Corp., WI Revenue Bonds
6.125%, 6/1/27	1,260	1,256

Berks County, PA General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19-11/15/20	2,250	1,122
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	325	345
Brunswick County, NC General Obligation Bonds (FGIC)
5.00%, 5/1/17	1,700	1,830
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08	40	41
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17	1,375	1,552
California State General Obligation Bonds
5.25%, 2/1/14	1,375	1,532
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12	2,200	2,477
California State Department of Water Resources Power Supply Revenue Bonds SAVRS (XLCA)
1.60%, 5/1/22	3,000	3,000
1.70%, 5/1/22	4,000	4,000

California State Public Works Board Revenue Bonds
5.25%, 6/1/13	1,150	1,281
5.50%, 6/1/15	1,275	1,436

Camden, AL Industrial Development Board Revenue Bonds
6.125%, 12/1/24	625	675
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10	295	320
Carrollton, TX General Obligation Bonds (FSA)
5.125%, 8/15/16	1,470	1,598
Center Township Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17	615	358
Cherokee County, GA School Systems General Obligation Bonds (MBIA)
5.00%, 8/1/13	1,000	1,111
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19	4,000	2,093
Chicago, IL Board of Education General Obligation Bonds (XLCA)
1.80%, 3/1/22	3,875	3,875
Chicago, IL Park District General Obligation Bonds (FGIC)
4.70%, 1/1/20	3,000	3,093
Children’s Trust Fund/Puerto Rico Revenue Bonds
5.375%, 5/15/33	1,975	1,882
5.75%, 7/1/20	985	1,068
Clark County, WA School District General Obligation Bonds (FSA)
5.00%, 6/1/13	2,500	2,767

Clear Creek, TX Independent School District (PSFG)
4.50%, 2/15/20	2,000	2,033
5.65%, 2/15/19	1,000	1,132
Cleveland, OH Airport Special Revenue Bonds
5.50%, 12/1/08	750	695
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29	18,900	5,151
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.375%, 3/1/14	1,400	1,475
4.50%, 3/1/15	1,600	1,684
4.60%, 3/1/16	1,000	1,051
Colorado Health Facilities Authority Revenue Bonds SAVRS (MBIA)
1.75%, 10/29/20	2,950	2,950

Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20	1,000	480
Commerce, CA Energy Authority Revenue Bonds (MBIA)
5.25%, 7/1/09	1,355	1,469
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22	4,125	1,735
Corpus Christi, TX Business & Job Development Corp. Revenue Bond (AMBAC)
4.875%, 9/1/20	2,745	2,870
5.00%, 9/1/21	1,590	1,683
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19	1,285	1,380

Cranberry Township, PA General Obligation Bond (FGIC)
4.80%, 12/1/18	1,310	1,370
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19-8/15/21	4,315	2,042
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15	200	211
Crowley TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10-8/1/11	3,350	3,696
Crown Point, IN Multi-School Building Corp. Revenue Bonds (MBIA)
Zero Coupon, 1/15/24	5,200	2,031
Cypress-Fairbanks, TX Independent School District (PSFG)
4.55%, 2/15/17	1,400	1,451
4.80%, 2/15/19	1,650	1,714
Dallas, TX Area Rapid Transit Sales Tax Revenue Bonds (FGIC)
4.80%, 12/1/20	2,800	2,904
4.90%, 12/1/21	1,800	1,873
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08	200	217
Delta County, MI Economic Development Corp. Revenue Bonds
6.25%, 4/15/27	450	481

Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16	1,865	2,007
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22	2,500	2,666
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.625%, 12/1/26	1,100	1,196
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21-1/1/23	3,845	1,642
District of Columbia, George Washington University Revenue Bonds (MBIA)
5.50%, 10/1/14	1,500	1,720
Dover, PA Area School District (FGIC)
5.00%, 4/1/16	1,000	1,078
Eagle, IN - Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16	1,000	1,059
5.00%, 7/5/17	1,500	1,611
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19	1,365	1,424
4.875%, 8/1/20	1,525	1,591
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12	1,025	1,077
Edgewood, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 8/15/16	1,310	1,376

4.85%, 8/15/17	880	924
Edinburg, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17	2,465	2,550
Elizabeth Forward, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 9/1/11	1,250	978
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14	1,005	1,051

Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13-7/1/14	3,340	3,671
Fort Wayne, IN Hospital Authority Hospital Revenue Bonds (MBIA)
4.70%, 11/15/11	1,100	1,173
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20-8/15/22	6,260	2,833
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19	1,705	1,777
4.90%, 5/1/20	700	732
Georgetown County, SC Pollution Control Facility Revenue Bonds
5.125%, 2/1/12	725	772
Georgia State Housing & Financing Authority Revenue Bonds (FHA)
5.875%, 12/1/19	5	5
Gilliam County, OR Solid Waste Management Revenue Bonds
4.875%, 7/1/38	1,400	1,458
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18-10/1/19	950	510
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14	2,240	1,528
Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17	1,000	1,119
Hawaii State Certificate of Participation (AMBAC)
4.80%, 5/1/12	1,275	1,349
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	1,625	1,642
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12	3,400	3,758
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25	12,350	4,362
Houston, TX Utilities System Revenue Bonds (MBIA)
5.25%, 5/15/11	2,000	2,238
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09	2,000	1,713
Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds
5.85%, 2/1/07	110	116

Illinois Educational Facilities Authority Revenue Bonds SAVRS (MBIA)
9.50%, 4/1/28	4,000	4,000
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12	1,000	1,075
Illinois Health Facilties Authority Revenue Bonds SAVRS (AMBAC)
9.39%, 9/16/24	2,950	2,950
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12	3,450	3,523

Indiana State University Revenue Bonds (AMBAC)
5.25%, 11/15/14	1,000	1,126
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12	1,640	1,781
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16	1,695	1,001
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17	1,750	983
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13	1,945	1,400

Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09	725	622
Kent State University, OH Revenue Bonds SAVRS (MBIA)
1.80%, 5/1/32	3,000	3,000

King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19	1,075	1,154
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19-12/1/21	12,775	6,030
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16	1,060	1,143
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09	1,795	1,579
Leander, TX Independent School District General Obligation Bonds (PSFG)
4.85%, 8/15/20	1,160	1,206
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16	3,700	2,331
Long Island, NY Power Authority Electric System Revenue Bonds SAVRS (FSA)
Zero Coupon, 12/1/29	3,500	3,500
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20	2,900	1,369
Maricopa County Arizona Pollution Control Revenue Bonds
2.90%, 6/1/35	1,600	1,573
4.00%, 1/1/38	350	356

Maryland State Economic Development Corp., Revenue Bonds
7.50%, 12/1/14	350	366
Massachusetts Development Finance Agency Revenue Bonds
1.80%, 10/1/33	3,200	3,200
Massachusetts State College Building Authority Project Revenue Bonds
5.375%, 5/1/15	1,635	1,863
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	250	283
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (MBIA)
5.75%, 10/1/22	3,950	3,950
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
4.80%, 7/1/12	1,665	1,756
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18	1,075	1,142
McKinney, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/20	1,155	1,193
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09	850	907
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 6/15/20-12/15/23	5175	2385
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17-1/15/20	6,750	3,662
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10-10/1/11	3,000	3,363
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18	1,225	1,374
Midland, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/06	750	721
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.875%, 6/1/19	2,070	2,164
5.00%, 6/1/20	1,170	1,236
Montour, PA School District (MBIA)
Zero Coupon, 1/1/13	300	218

Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13	1,480	1,529
Nassau County, NY Improvement Bonds General Obligation Bonds(FSA)
6.00%, 3/1/17	1,275	1,458
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28	215	216
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12	625	480

New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13	1,695	1,882
New York City, NY Industrial Development Agency Revenue Bonds (FSA)
6.00%, 11/1/15	1,715	1,754
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11	2,075	2,252
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19	1,850	959
North Carolina Municipal Power Agency, Electric Revenue Bonds
6.625%, 1/1/10	850	977
North Harris, TX Montgomery Community College District General Obligation Bonds (FGIC)
4.90%, 2/15/21	1,825	1,893
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13	2,910	3,264
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12	2,900	2,166
Northside, TX Independent School District General Obligation Bonds (PSFG)
4.90%, 8/1/21	1,850	1,915
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	700	687
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15	900	580
Orange County, FL Housing & Finance Authority Single Family Mortgage Revenue Bonds
5.10%, 9/1/27	60	60
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14	1,020	1,075
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.875%, 2/15/19	1,425	1,487
4.90%, 2/15/20	1,505	1,568
Penn Hills Municipality, General Obligation Bonds PA
Zero Coupon, 6/1/12-12/1/13	2,115	1,505
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16	500	615
Pennsylvania Housing & Finance Authority Revenue Bonds
5.35%, 10/1/08	50	50
Pennsylvania Housing & Finance Authority Revenue Bonds (FHA)
5.55%, 10/1/12	80	80
Pennsylvania State Financing Authority School, Aliquippa School District Revenue Bonds
Zero Coupon, 6/1/12	685	499

Pennsylvania State Public School Building Authority, Marple Newtown School Revenue Bonds (MBIA)
4.60%, 3/1/15	1,065	1,114
4.70%, 3/1/16	715	747
Philadelphia, PA Authority For Industrial Development Special Facilities, Doubletree Hotel Revenue Bonds
6.50%, 10/1/27	320	330

Philadelphia, PA Hospital Authority Revenue Bonds
10.875%, 7/1/08	70	73
Philadelphia, PA Hospitals & Higher Education Facilities Authority Revenue Bonds
6.15%, 7/1/05	50	51
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31-1/1/32	22,300	5,297
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11	170	191
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07	300	313
Richardson, TX Hotel Occupancy Certificates of Obligation (FGIC)
5.75%, 2/15/17	1,405	1,559
Richland County, SC Revenue Bonds
6.10%, 4/1/23	725	772
Rio Grande City, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.45%, 8/15/20	1,245	1,260
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11-10/1/12	3,380	3,778
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18	100	117
Rockport, IN Pollution Control Revenue Bonds SAVRS Revenue Bonds
4.90%, 6/1/25	455	469
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
0.90%, 7/1/31	4,000	4,000
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.375%, 7/1/19	1,265	1,377
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21	650	698
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17	700	769
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/12/19-2/15/22	4,265	2,011
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19-8/1/20	5,475	2,713
Savannah, GA Economic Development Authority Revenue Bonds
7.40%, 4/1/26	310	321

Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds
6.625%, 7/1/09	70	77
Seattle, WA Refunding & Public Improvement General Obligation Bonds
4.60%, 12/1/21	2,500	2,551
Southeastern Area Schools, PA Revenue Bonds
Zero Coupon, 10/1/06	590	561
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19	1,760	1,871
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11-11/1/17	1,820	1,228
Stroudsburg, PA Area District School General Obligation Bonds (FSA)
4.90%, 4/1/20	1,110	1,162
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18	5,700	3,043
Thurston & Pierce Counties Community Schools, WA General Obligation Bonds (FSA)
3.95%, 12/1/14	1,735	1,767
Tobacco Settlement Authority of Washington, Revenue Bonds
6.50%, 6/1/26	970	971
Tobacco Settlement Financing Corp., LA, Revenue Bonds
5.50%, 5/15/30	1,350	1,262
Tobacco Settlement Financing Corp., NJ, Revenue Bonds
4.375%, 6/1/19	1,000	996
Tobacco Settlement Financing Corp., RI, Revenue Bonds
6.00%, 6/1/23	1,575	1,521
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21	900	1,019
Tomball, TX Independent School District General Obligation Bond (PSFG)
4.75%, 2/15/15	1,205	1,270
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19	2,315	2,417
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11	2,100	2,359
University of North Texas Board of Regents Revenue Bonds (FGIC)
4.875%, 4/15/20	2,250	2,339
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09	1,095	1,201
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11	525	413
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17	170	184
Utah State Water Finance Agency Revenue Bonds (AMBAC)
4.625%, 10/1/20	2,500	2,563

Valparaiso, IN Middle Schools Building Corp. Revenue Bonds (MBIA)
4.50%, 7/15/18	1,370	1,405
4.60%, 7/15/19	1,630	1,675
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13	1,000	1,033
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/1210/1/13	2,705	2,984
Waco, TX Educational Finance Corp. Revenue Bonds SAVRS
1.82%, 2/1/32	4,000	4,000
Wake County Industrial Facilities & Pollution
Control Financing Authority, NC Revenue Bond (AMBAC)
1.65%, 5/1/24	3,700	3,700
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14	1,000	1,036
4.25%, 5/1/15	1,440	1,487
Washington State Health Care Facilities (Fred Hutchinson) SAVRS Revenue Bonds (AMBAC)
1.50%, 1/1/33	3,550	3,550
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.125%, 11/15/11	1,000	1,092
Washington State Health Care Facilities Authority Revenue Bonds (FSA)
4.70%, 10/1/11	1,075	1,135
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14-6/1/16	8,160	5,253
Washington State Recreational Facilities General Obligation Bonds (FGIC)
Zero Coupon, 1/1/17	6,900	4,026
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18	4,235	2,283
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
1.85%, 11/15/32	5,550	5,550
West Ottawa, MI Public School District General Obligation Bonds
5.00%, 5/1/21	1,680	1,776

West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22-4/1/24	2,000	824
Western Michigan University Revenue Bonds SAVRS
1.80%, 11/15/32	3,600	3,600
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14	3,600	2,472
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Bonds
5.125%, 9/1/26	380	381
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.625%, 2/15/12	1,000	1,136

York County, PA Hospital Authority Revenue Bonds SAVRS (AMBAC)
1.80%, 7/1/21		3,850	3,850
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12		1,115	1,176
			364,961
Collateralized Mortgage Obligations- Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation
IO
6.50%, 3/15/33		1,167	210
IO PAC
6.00%, 4/15/32		3,041	361
Federal National Mortgage Association
Inv Fl IO
5.683%, 12/25/29		247	11
7.91%, 3/25/23		1,126	126
IO
6.00%, 5/25/336/25/33		5,384	1,011
6.50%, 7/1/315/25/33		3,118	556
7.00%, 3/1/324/25/33		1,532	281
8.00%, 5/1/306/1/30		475	83
Government National Mortgage Association
Inv Fl IO
5.543%, 12/16/25		772	66
5.593%, 5/16/32		638	50
6.143%, 12/16/29		463	50
7.456%, 4/16/19		1,095	118
			2,923
Industrials (1.5%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		120	115
8.55%, 8/1/10		600	653
8.85%, 8/1/30		405	409
AT&T Corp.
9.75%, 11/15/31		700	839
Bowater Canada Finance Corp.
7.95%, 11/15/11		985	1,066
FMC Corp.
10.25%, 11/1/09		65	75
Hilton Hotels Corp.
7.625%, 12/1/12		390	457
Hyatt Equities LLC
6.875%, 6/15/07	(e)	360	379
Smithfield Foods, Inc.
7.75%, 5/15/13		90	101
8.00%, 10/15/09		380	423
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		100	107
7.875%, 5/1/12		245	281
Tenet Healthcare Corp.
7.375%, 2/1/13		625	609
Xerox Corp.
7.125%, 6/15/10		315	342
			5,856
Telecommunications (0.0%)
Rogers Wireless Inc
7.25%, 12/15/12	(e)	120	128

U.S. Treasury Securities (11.6%)
U.S. Treasury Strips
IO
5.10%, 5/15/22	21,400	8,951
5.08%, 2/15/21	74,500	33,476
5.18%, 2/15/22	7,550	3,203
		45,630
Utilities (0.4%)
Nevada Power Co.
9.00%, 8/15/13	320	376
PSEG Energy Holdings LLC
7.75%, 4/16/07	645	685
Texas-New Mexico Power Co.
6.25%, 1/15/09	295	312
		1,373
Total Fixed Income Securities (Cost 400,136)		420,871

Shares
Short-Term Investments (3.9%)
Money Market Fund (2.7%)
Dreyfus Basic Municipal Money Market Fund	10,600,025	10,600

		Face Amount (000)
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc. 2.00%, dated 12/31/04, due 1/3/05, repurchase price $3,104	(f)	$3,103	3,103
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills
1.83%, 01/13/05		800	799
2.04%, 03/24/05	(j)	500	498
			1,297
Total Short-Term Investments (Cost $15,001)			15,000
Total Investments+ 111.3% (Cost $415,137)			435,871
Liabilities in Excess of Other Assets (-11.3%)			(44,085)
Net Assets (100%)			$391,786

(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.
IO	Interest Only
PAC	Planned Amortization Class
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security

+

At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $415,137,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,492,000 of which $22,501,000 related to appreciated securities and $42,009,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	40	$8,384	Mar-05	$10
U.S. Treasury
10yr. Note	394	44,103	Mar-05	149
Short:
U.S. Treasury
5 yr. Note	160	17,525	Mar-05	34
U.S. Treasury
Long Bond	24	2,700	Mar-05	(29)
				$164

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Municipal Portfolio
Bank of America	8/15/2019	$10,000	ZCS	at maturity	compounded 3 month LIBOR	$(7)
	2/15/2021	50,000	ZCS	at maturity	compounded 3 month LIBOR	288
	2/15/2022	7,550	ZCS	at maturity	compounded 3 month LIBOR	15
	5/16/2022	11,000	ZCS	at maturity	compounded 3 month LIBOR	34
	5/16/2022	10,400	ZCS	at maturity	compounded 3 month LIBOR	71
Citigroup	2/15/2019	10,000	ZCS	at maturity	compounded 3 month LIBOR	(6)
	5/15/2019	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(77)
	5/15/2020	8,000	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	111
	8/15/2020	5,000	ZCS	at maturity	compounded 3 month LIBOR less 6.25 bps	(62)
	5/15/2021	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(146)
	5/15/2021	640	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(19)
	5/15/2021	700	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(22)
	2/15/2022	4,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	37
	8/15/2022	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(154)
	8/15/2022	5,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	60
	2/15/2023	3,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	17
	6/16/2023	35,000	IRS	fixed rate of 4.396%	compounded 3 month LIBOR	252
Goldman Sachs	2/15/2021	24,500	ZCS	at maturity	compounded 3 month LIBOR	149
	2/15/2021	5,000	ZCS	at maturity	compounded 3 month LIBOR	(167)
	2/15/2022	50,000	ZCS	at maturity	compounded 3 month LIBOR	(412)
						$(38)

bps — Basis points

IRS — Interest Rate Swap

ZCS — Zero Coupon Interest Rate Swap

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2004 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (33.2%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 2/20/25-1/20/28		$997	$1,014
4.625%, 11/20/25-12/20/27		271	277
			1,291
Agency Fixed Rate Mortgages (9.8%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 9/1/17		65	72
10.50%, 8/1/19-12/1/19		126	142
11.00%, 5/1/20-9/1/20		70	78
12.00%, 3/1/15		56	63
Gold Pools:
7.50%, 8/1/20-11/1/32		1,163	1,247
8.00%, 2/1/21-8/1/31		688	746
9.50%, 12/1/22		68	76
10.00%, 12/1/19		102	114
January TBA
5.00%, 1/1/20	(i)	900	914
5.50%, 1/1/20	(i)	775	800
6.00%, 1/1/35	(i)	1,550	1,601
Federal National Mortgage Association, Conventional Pools:
6.50%, 4/1/31-11/1/33		4,358	4,575
7.00%, 3/1/18-7/1/32		2,175	2,307
7.50%, 10/1/29-6/1/32		1,489	1,595
8.00%, 2/1/30-4/4/32		992	1,076
8.50%, 5/1/30-12/1/30		743	810
9.50%, 11/1/20-4/1/30		563	636
10.00%, 1/1/10-1/1/20		73	82
10.50%, 12/1/16-4/1/22		373	415
11.50%, 11/1/19		6	7
12.50%, 9/1/15		28	32
January TBA
4.50%, 1/1/20	(i)	1,700	1,695
5.00%, 1/1/20	(i)	700	711
5.50%, 1/1/20-1/1/35	(i)	2,575	2,629
6.50%, 1/1/35	(i)	850	891
February TBA
5.00%, 2/1/20	(i)	575	583
5.50%, 2/1/20	(i)	750	773
Government National Mortgage Association, Various Pools:
9.50%, 10/15/18-11/15/21		174	197
10.00%, 11/15/09-12/15/21		556	622
10.50%, 2/15/20-12/15/20		98	111
11.00%, 1/15/19		107	121
			25,721
Asset Backed Corporates (4.0%)
American Express Credit Account Master Trust
2.513%, 12/15/09	(h)	550	552
Asset Backed Funding Certificates
2.548%, 6/25/22	(h)	227	228
2.608%, 6/25/25	(h)	224	224
Bear Stearns Asset Backed Securities, Inc.
2.618%, 9/25/34	(h)	361	361
Capital Auto Receivables Asset Trust
2.483%, 1/15/08	(h)	300	300
3.35%, 2/15/08		250	250

Centex Home Equity Co. LLC
1.833%, 9/25/19	(g)	215	214
2.82%, 1/25/19	(g)	235	234
Citibank Credit Card Issuance Trust
6.90%, 10/15/07		900	927
GE Capital Credit Card Master Note Trust
2.443%, 9/15/10	(h)	350	350
GE Dealer Floorplan Master Note Trust
2.46%, 7/20/08	(h)	300	300
Harley-Davidson Motorcycle Trust
1.56%, 5/15/07		63	63
2.18%, 1/15/09		407	405
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		500	499
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577%, 4/16/19	(e)(h)	349	349
MBNA Credit Card Master Note Trust
2.543%, 2/16/10	(h)	500	502
MBNA Master Credit Card Trust
7.80%, 10/15/12		900	1,061
New Century Home Equity Loan Trust
2.547%, 2/25/35	(h)	350	350
Residential Asset Securities Corp.
2.588%, 7/25/21	(h)	162	163
Residential Funding Mortgage Securities II
2.568%, 2/25/13	(h)	139	139
SLM Student Loan Trust
2.00%, 10/25/12	(h)	600	599
2.14%, 1/25/13	(h)	300	300
Structured Asset Investment Loan Trust
2.518%, 4/25/34	(h)	455	455
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		100	103
USAA Auto Owner Trust
2.41%, 2/15/07		200	199
Wachovia Auto Owner Trust
2.40%, 5/21/07		350	349
2.49%, 4/20/07		500	499
World Omni Auto Receivables Trust
2.58%, 7/12/07		400	399
			10,374
Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
6.148%, 10/15/29		166	9
35.063%, 11/15/07		20	6
Inv Fl IO PAC
7.163%, 3/15/08		121	8
7.29%, 2/15/08		219	11
IO
5.00%, 6/15/17		478	53
6.50%, 3/15/33		325	59
7.50%, 12/1/29		239	41
8.00%, 1/1/28-6/1/31		70	12
Federal National Mortgage Association
Inv Fl IO
5.14%, 2/17/31		770	69
6.19%, 3/18/30		138	7
6.29%, 10/25/07		348	14
IO
5.00%, 2/25/15		693	41
5.50%, 6/25/26		822	42
6.00%, 8/25/32		113	13
6.50%, 7/1/31-5/25/33		415	73
7.00%, 4/25/33		243	44
8.00%, 4/1/24-8/1/31		1,067	184
9.00%, 11/1/26		87	16

PAC
8.50%, 9/25/20		30	33
Government National Mortgage Association
Inv Fl IO
5.593%, 4/16/29		556	42
6.193%, 8/16/29		325	29
			806
Federal Agency (0.3%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	800	803
Finance (1.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	265	289
American General Finance Corp.
4.625%, 5/15/09-9/1/10		80	81
AXA Financial, Inc.
6.50%, 4/1/08		20	22
CIT Group, Inc.
3.65%, 11/23/07		80	80
Citigroup, Inc.
5.625%, 8/27/12		160	171
6.00%, 2/21/12		125	137
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)	150	147
EOP Operating LP
4.75%, 3/15/14		20	19
6.763%, 6/15/07		20	21
7.50%, 4/19/29		80	93
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	290	343
General Electric Capital Corp.
4.25%, 12/1/10	(c)	80	80
6.75%, 3/15/32		120	141
Goldman Sachs Group, Inc.
5.25%, 10/15/13		25	26
6.875%, 1/15/11		250	282
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		25	25
HSBC Finance Corp.
5.875%, 2/1/09		305	326
JPMorgan Chase & Co.
7.00%, 11/15/09		255	285
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	200	201
Marsh & McClennan Companies, Inc.
5.875%, 8/1/33	(c)	200	186
MBNA Corp.
6.125%, 3/1/13		170	182
Newcourt Credit Group, Inc.
6.875%, 2/16/05		105	106
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)	150	179
Reckson Operating Partnership LP
5.15%, 1/15/11		75	76
Rouse Co. (The)
3.625%, 3/15/09		45	42
5.375%, 11/26/13		25	24
SLM Corp.
4.00%, 1/15/10		120	119
Washington Mutual, Inc.
8.25%, 4/1/10		155	181
World Financial Properties
6.91%, 9/1/13	(e)	317	351
			4,215

Industrials (4.0%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(c)	85	82
8.55%, 8/1/10	(c)	95	103
8.85%, 8/1/30		95	96
Aetna, Inc.
7.875%, 3/1/11		200	234
Albertson’s, Inc.
7.50%, 2/15/11		65	75
Altria Group, Inc.
7.00%, 11/4/13		85	92
7.75%, 1/15/27		75	84
Amerada Hess Corp.
7.875%, 10/1/29		165	196
AT&T Corp.
9.75%, 11/15/31		75	90
AT&T Wireless Services, Inc.
8.75%, 3/1/31		55	74
AutoNation, Inc.
9.00%, 8/1/08		40	46
BAT International Finance plc
4.875%, 2/25/09		115	163
Bowater Canada Finance Corp.
7.95%, 11/15/11	(c)	210	227
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		65	66
Caterpillar Financial Services Corp.
2.409%, 8/20/07	(h)	150	150
3.625%, 11/15/07		30	30
Clear Channel Communications, Inc.
7.65%, 9/15/10		65	74
Clorox Co.
2.544%, 12/14/07	(e)(h)	75	75
Comcast Corp.
6.50%, 1/15/15		35	39
Consumers Energy Co.
4.00%, 5/15/10		50	49
4.80%, 2/17/09		80	82
5.375%, 4/15/13		25	26
Continental Airlines, Inc.
6.648%, 9/15/17	(c)	309	300
COX Communications, Inc.
4.625%, 1/15/10	(e)	100	100
CSX Corp.
2.75%, 2/15/06		55	55
9.00%, 8/15/06		35	38
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31		105	132
Deutsche Telekom International Finance BV
8.75%, 6/15/30		115	152
Echostar DBS Corp.
6.375%, 10/1/11		115	118
Electronic Data Systems Corp.
6.50%, 8/1/13		55	58
7.125%, 10/15/09	(c)	50	55
Federated Department Stores, Inc.
6.625%, 9/1/08		100	109
FedEx Corp.
2.65%, 4/1/07		75	74
Fisher Scientific International, Inc.
6.75%, 8/15/14	(e)	75	81
FMC Corp.
10.25%, 11/1/09		25	29
Ford Motor Co.
6.625%, 10/1/28		55	51
Ford Motor Credit Co.
7.25%, 10/25/11		75	81
7.375%, 10/28/09		90	97

France Telecom S.A.
7.00%, 12/23/09		50	79
7.25%, 1/28/13		70	116
General Motors Acceptance Corp.
4.50%, 7/15/06		70	70
6.875%, 9/15/11		265	272
8.00%, 11/1/31		230	237
General Motors Corp.
8.375%, 7/15/33	(c)	110	114
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)	320	@—
GTE Corp.
6.94%, 4/15/28		200	223
Harrah’s Operating Co., Inc.
5.50%, 7/1/10		105	109
8.00%, 2/1/11		95	111
HCA, Inc.
6.30%, 10/1/12		15	15
7.875%, 2/1/11		70	77
9.00%, 12/15/14		130	154
Health Net, Inc.
9.875%, 4/15/11		155	187
Hilton Hotels Corp.
7.625%, 12/1/12	(c)	130	152
Historic TW, Inc.
6.625%, 5/15/29	(c)	115	124
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(e)	140	151
Hyatt Equities LLC
6.875%, 6/15/07	(e)	125	132
ICI Wilmington, Inc.
4.375%, 12/1/08		65	65
Inco Ltd.
7.20%, 9/15/32		40	47
7.75%, 5/15/12		120	142
Interpublic Group of Companies, Inc.
5.40%, 11/15/09		85	87
Iron Mountain, Inc.
6.625%, 1/1/16		30	28
7.75%, 1/15/15		90	92
Kennametal, Inc.
7.20%, 6/15/12		105	117
Kerr-McGee Corp.
5.875%, 9/15/06		35	36
7.875%, 9/15/31		95	117
Kraft Foods, Inc.
5.625%, 11/1/11		100	106
6.25%, 6/1/12		45	49
Kroger Co. (The)
7.50%, 4/1/31		40	48
Lenfest Communications, Inc.
7.625%, 2/15/08		180	199
MGM Mirage, Inc.
6.75%, 9/1/12	(e)	80	85
8.50%, 9/15/10	(c)	140	160
Miller Brewing Co.
4.25%, 8/15/08	(c)(e)	90	91
Mohawk Industries, Inc.
7.20%, 4/15/12		80	92
News America Holdings
7.75%, 2/1/24	(c)	165	196
Nexen, Inc.
5.05%, 11/20/13		80	80
Norfolk Southern Corp.
7.35%, 5/15/07		50	54
Northrop Grumman Corp.
4.079%, 11/16/06		80	81

Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		25	25
Pemex Project Funding Master Trust
9.125%, 10/13/10	(c)	95	114
Petro-Canada
4.00%, 7/15/13		25	23
5.35%, 7/15/33		65	61
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)	25	27
Raytheon Co.
8.30%, 3/1/10		60	71
Rogers Wireless Communications, Inc.
7.25%, 12/15/12	(e)	25	27
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	70	78
Sealed Air Corp.
5.625%, 7/15/13	(e)	115	119
Smithfield Foods, Inc.
7.75%, 5/15/13		25	28
8.00%, 10/15/09		110	122
Sprint Capital Corp.
8.375%, 3/15/12		75	92
8.75%, 3/15/32		15	20
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		130	149
Station Casinos, Inc.
6.00%, 4/1/12		75	77
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	188	209
Telecom Italia Finance N.V.
5.875%, 1/24/08		50	73
7.25%, 4/24/12		50	81
Tenet Healthcare Corp.
6.875%, 2/15/13		105	90
7.375%, 2/1/13	(c)	30	29
Time Warner Cos., Inc.
7.57%, 2/1/24		95	112
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12		35	43
Tyco International Group S.A.
5.80%, 8/1/06		20	21
6.375%, 10/15/11		85	94
Union Pacific Corp.
6.65%, 1/15/11		45	50
6.79%, 11/9/07		35	38
Verizon Global Funding Corp.
7.75%, 12/1/30	(c)	85	106
Waste Management, Inc.
7.375%, 5/15/29		90	106
WellPoint, Inc.
3.75%, 12/14/07	(e)	30	30
6.80%, 8/1/12		50	57
Weyerhaeuser Co.
6.00%, 8/1/06		65	68
6.75%, 3/15/12		30	34
WPP Finance UK Corp.
5.875%, 6/15/14	(e)	115	120
Xerox Corp.
6.875%, 8/15/11		60	64
7.125%, 6/15/10		115	125
Yum! Brands, Inc.
8.875%, 4/15/11		60	74
			10,635
Mortgages - Other (0.2%)
American Housing Trust
9.125%, 4/25/21		12	12
Countrywide Alternative Loan Trust
2.608%, 7/25/34	(h)	132	132

First Federal Savings & Loan Association
8.75%, 6/1/06	(d)@	—	@—
Ryland Acceptance Corp. IV
6.65%, 7/1/11		13	13
Thornburg Mortgage Securities Trust
2.568%, 6/25/44	(h)	164	164
Washington Mutual Bank FA
2.448%, 7/25/44	(h)	143	143
			464
Sovereign (0.3%)
Russian Federation
5.00%, 3/31/30	(c)(e)(g)	195	202
United Mexican States
8.00%, 9/24/22		30	34
8.30%, 8/15/31		125	147
8.375%, 1/14/11		390	459
			842
U.S. Treasury Securities (11.4%)
U.S. Treasury Bonds
3.625%, 5/15/13	(c)	1,250	1,212
5.625%, 5/15/08	(c)	1,650	1,770
6.25%, 5/15/30	(c)	550	658
8.125%, 8/15/19	(c)	2,100	2,867
U.S. Treasury Notes
3.50%, 11/15/06	(c)	400	403
3.875%, 2/15/13	(c)	2,200	2,171
U.S. Treasury Strips
IO
4.66%, 5/15/16	(c)	500	297
4.76%, 2/15/17		750	425
4.93%, 8/15/18		375	195
4.99%, 2/15/19		2,750	1,385
5.01%, 5/15/19	(c)	1,000	496
5.02%, 8/15/19		5,450	2,667
5.04%, 11/15/19-8/15/20	(c)	1,225	579
5.05%, 2/15/20		4,035	1,915
5.07%, 5/15/20		2,475	1,159
5.08%, 2/15/21	(c)	4,225	1,891
5.10%, 5/15/22		3,500	1,460
5.14%, 5/15/21	(c)	8,670	3,827
5.16%, 11/15/21	(c)	2,300	987
5.18%, 2/15/22	(c)	1,050	444
5.21%, 8/15/22-11/15/22	(c)	1,775	727
5.23%, 2/15/23	(c)	750	299
5.24%, 11/15/23	(c)	750	288
PO
5/15/21-11/15/21		4,175	1,833
			29,955
Utilities (0.8%)
Appalachian Power Co.
5.95%, 5/15/33		45	46
Arizona Public Service Co.
5.80%, 6/30/14		115	123
CenterPoint Energy Resources Corp.
7.75%, 2/15/11		65	76
Cincinnati Gas & Electric Co.
5.40%, 6/15/33		30	29
5.70%, 9/15/12		70	74
Columbus Southern Power Co.
6.60%, 3/1/33		65	73
Consolidated Natural Gas Co.
5.00%, 12/1/14		75	75
6.25%, 11/1/11		70	77
Detroit Edison Co.
6.125%, 10/1/10		15	16

Entergy Gulf States, Inc.
2.80%, 12/1/09	(h)	75	75
3.60%, 6/1/08		45	44
Exelon Corp.
6.75%, 5/1/11		80	89
Monongahela Power Co.
5.00%, 10/1/06		60	61
Nevada Power Co.
9.00%, 8/15/13		70	82
NiSource Finance Corp.
2.915%, 11/23/09	(h)	85	85
7.625%, 11/15/05		70	72
Northwest Pipeline Corp.
8.125%, 3/1/10		25	28
Ohio Edison Co.
5.45%, 5/1/15		100	102
Ohio Power Co.
6.60%, 2/15/33		30	34
Pacific Gas & Electric Co.
6.05%, 3/1/34		120	125
PSEG Energy Holdings LLC
7.75%, 4/16/07		75	80
8.625%, 2/15/08		65	72
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)(e)	145	172
Reliant Resources, Inc.
6.75%, 12/15/14		25	25
Southern California Edison Co.
5.00%, 1/15/14		20	20
Texas Eastern Transmission LP
7.00%, 7/15/32		70	81
Texas-New Mexico Power Co.
6.25%, 1/15/09		65	69
TXU Corp.
6.375%, 6/15/06		45	47
TXU Energy Co. LLC
7.00%, 3/15/13	(c)	65	73
Wisconsin Electric Power Co.
3.50%, 12/1/07		30	30
5.625%, 5/15/33	(c)	25	25
			2,080
Total Fixed Income Securities (Cost $87,004)			87,186

	Shares
Common Stocks (58.4%)
Automobiles & Components (0.5%)
Delphi Corp.	50	@—
Ford Motor Co.	100	1
Honda Motor Co., Ltd. ADR	28,880	753
Magna International, Inc., Class A	5,110	422
		1,176
Banks (2.3%)
AmSouth Bancorp.	3,180	82
Bank of America Corp.	21,654	1,018
BB&T Corp.	1,250	53
Comerica, Inc.	5,340	326
Countrywide Financial Corp.	1,930	71
Fannie Mae	3,400	242
Fifth Third Bancorp.	2,810	133
Freddie Mac	17,810	1,313
Golden West Financial Corp.	1,440	88
KeyCorp.	640	22
Marshall & Ilsley Corp.	1,670	74
MGIC Investment Corp.	1,525	105
National City Corp.	2,820	106
PNC Financial Services Group, Inc.	8,200	471
Regions Financial Corp.	4,174	149
SunTrust Banks, Inc.	1,210	89

Synovus Financial Corp.		2,520	72
U.S. Bancorp		15,590	488
Wachovia Corp.		8,469	445
Washington Mutual, Inc.		5,110	216
Wells Fargo & Co.		7,170	446
			6,009
Capital Goods (4.7%)
3M Co.		10,100	829
American Standard Cos., Inc.	(a)	2,750	114
Boeing Co.		8,550	443
Caterpillar, Inc.		3,300	322
Cooper Industries Ltd., Class A		1,050	71
Danaher Corp.		2,900	166
Deere & Co.		2,550	190
Dover Corp.		2,950	124
Eaton Corp.		1,800	130
Emerson Electric Co.		3,950	277
General Dynamics Corp.		1,900	199
General Electric Co.		119,300	4,354
Honeywell International, Inc.		8,600	305
Illinois Tool Works, Inc.		3,100	287
Ingersoll-Rand Co., Class A		5,630	452
ITT Industries, Inc.		750	63
Lockheed Martin Corp.		4,150	231
Masco Corp.		4,250	155
Molex, Inc.		1,050	31
Northrop Grumman Corp.		10,530	572
Paccar, Inc.		2,025	163
Parker Hannifin Corp.		7,130	540
Raytheon Co.		13,080	508
Rockwell Automation, Inc.		2,000	99
Rockwell Collins, Inc.		1,700	67
Textron, Inc.		1,150	85
Tyco International Ltd.		28,900	1,033
United Technologies Corp.		5,050	522
W.W. Grainger, Inc.		950	63
			12,395
Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A	(a)	9,600	775
Avery Dennison Corp.		850	51
Brascan Corp., Class A		12,800	461
Cendant Corp.		7,300	171
ChoicePoint, Inc.	(a)	3,300	152
Cintas Corp.		1,100	48
Corporate Executive Board Co.		3,400	228
Donnelley (R.R) & Sons Co.		1,800	63
Equifax, Inc.		12,240	344
H&R Block, Inc.		1,100	54
Pitney Bowes, Inc.		1,850	86
Robert Half International, Inc.		1,650	48
Waste Management, Inc.		3,850	115
			2,596
Consumer Durables & Apparel (0.1%)
Black & Decker Corp.		100	9
Brunswick Corp.		100	5
Centex Corp.		100	6
Coach, Inc.	(a)	4,400	248
Eastman Kodak Co.		200	6
Fortune Brands, Inc.		100	8
Jones Apparel Group, Inc.		100	4
Leggett & Platt, Inc.		200	6
Liz Claiborne, Inc.		100	4
Mattel, Inc.		300	6
Newell Rubbermaid, Inc.		200	5
Nike, Inc., Class B		200	18
Pulte Homes, Inc.		100	6

Stanley Works (The)		100	5
VF Corp.		100	5
Whirlpool Corp.		100	7
			348
Diversified Financials (4.5%)
American Express Co.		16,250	916
Ameritrade Holding Corp.	(a)	11,200	159
Bank of New York Co., Inc. (The)		3,990	133
Bear Stearns Cos., Inc. (The)		1,800	184
Capital One Financial Corp.		2,573	217
Charles Schwab Corp. (The)		26,781	320
Citigroup, Inc.		60,425	2,911
Franklin Resources, Inc.		13,280	925
Goldman Sachs Group, Inc.		6,640	691
JPMorgan Chase & Co.		32,006	1,249
Lehman Brothers Holdings, Inc.		12,617	1,104
MBNA Corp.		13,634	384
Mellon Financial Corp.		1,740	54
Merrill Lynch & Co., Inc.		21,610	1,292
Moody’s Corp.		5,620	488
Northern Trust Corp.		870	42
Principal Financial Group		4,070	167
SLM Corp.		5,200	278
State Street Corp.		3,180	156
			11,670
Energy (4.0%)
Amerada Hess Corp.		570	47
Anadarko Petroleum Corp.		1,670	108
Apache Corp.		2,186	110
Baker Hughes, Inc.		2,160	92
BJ Services Co.		1,040	48
BP plc ADR		14,800	864
Burlington Resources, Inc.		2,500	109
ChevronTexaco Corp.		13,752	722
ConocoPhillips		10,303	895
Devon Energy Corp.		3,100	121
EnCana Corp.		2,800	160
EOG Resources, Inc.		700	50
Exxon Mobil Corp.		54,181	2,777
Halliburton Co.		6,584	258
Kerr-McGee Corp.		900	52
Marathon Oil Corp.		2,120	80
Nabors Industries Ltd.	(a)	850	44
Occidental Petroleum Corp.		2,534	148
Questar Corp.		6,400	326
Royal Dutch Petroleum Co. (NY Shares)		13,660	784
Schlumberger Ltd.		17,490	1,171
Suncor Energy, Inc.		12,300	435
Transocean, Inc.	(a)	2,090	89
Ultra Petroleum Corp.	(a)	11,950	575
Unocal Corp.		1,730	75
Valero Energy Corp.		10,590	481
			10,621
Food & Staples Retailing (1.8%)
Albertson’s, Inc.		3,953	94
Costco Wholesale Corp.		7,801	378
CVS Corp.		3,920	177
Kroger Co. (The)	(a)	26,358	462
Safeway, Inc.	(a)	4,502	89
Sysco Corp.		6,390	244
Wal-Mart Stores, Inc.		55,444	2,929
Walgreen Co.		9,989	383
			4,756
Food, Beverage & Tobacco (3.2%)
Altria Group, Inc.		30,710	1,876
Anheuser-Busch Cos., Inc.		8,638	438

Archer-Daniels-Midland Co.		7,002	156
Brown-Forman Corp., Class B		1,300	63
Cadbury Schweppes plc ADR		11,410	430
Campbell Soup Co.		4,420	132
Coca-Cola Co. (The)		37,740	1,571
Coca-Cola Enterprises, Inc.		5,103	106
ConAgra Foods, Inc.		5,911	174
General Mills, Inc.		4,067	202
Heinz (H.J.) Co.		3,859	151
Hershey Foods Corp.		3,328	185
Kellogg Co.		4,593	205
Kraft Foods, Inc., Class A		10,350	369
Pepsi Bottling Group, Inc.		2,840	77
PepsiCo., Inc.		24,265	1,267
Reynolds American, Inc.		1,500	118
Sara Lee Corp.		8,678	210
UST, Inc.		1,912	92
W.M. Wrigley Jr. Co.		9,137	632
			8,454
Health Care Equipment & Services (3.4%)
Accelr8 Technology Corp.	(a)	333	1
Aetna, Inc.		1,510	188
Alcon, Inc.		8,200	661
AmerisourceBergen Corp.		990	58
Bard (C.R.), Inc.		1,400	90
Bausch & Lomb, Inc.		6,790	438
Baxter International, Inc.		5,750	199
Becton Dickinson & Co.		2,570	146
Biomet, Inc.		2,590	112
Boston Scientific Corp.	(a)	8,040	286
Cardinal Health, Inc.		4,360	253
Caremark Rx, Inc.	(a)	8,350	329
CIGNA Corp.		7,360	600
Express Scripts, Inc.	(a)	900	69
Fisher Scientific International, Inc.	(a)	4,100	256
Guidant Corp.		3,050	220
HCA, Inc.		4,700	188
Health Management Associates, Inc., Class A		2,600	59
Hospira, Inc.	(a)	777	26
Humana, Inc.	(a)	1,600	47
IMS Health, Inc.		3,000	70
Kinetic Concepts, Inc.	(a)	3,251	248
Manor Care, Inc.		700	25
McKesson Corp.		2,810	88
Medco Health Solutions, Inc.	(a)	2,417	100
Medtronic, Inc.		20,145	1,001
Millipore Corp.	(a)	300	15
Patterson Cos., Inc.	(a)	4,000	174
Quest Diagnostics, Inc.		1,000	95
St. Jude Medical, Inc.	(a)	3,520	148
Stryker Corp.		4,020	194
Tenet Healthcare Corp.	(a)	4,300	47
Thermo Electron Corp.	(a)	1,062	32
UnitedHealth Group, Inc.		15,440	1,359
Waters Corp.	(a)	640	30
WellPoint, Inc.	(a)	3,000	345
Zimmer Holdings, Inc.	(a)	8,380	671
			8,868
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.		19,100	1,101
GTECH Holdings Corp.		6,540	169
Harrah’s Entertainment, Inc.		250	17
Hilton Hotels Corp.		7,350	167
International Game Technology		15,700	540
Las Vegas Sands Corp.	(a)	3,403	163
Marriott International, Inc., Class A		6,800	428
McDonald’s Corp.		4,280	137

Starbucks Corp.	(a)	2,500	156
Starwood Hotels & Resorts Worldwide, Inc.		3,660	214
Station Casinos, Inc.		5,600	306
Wynn Resorts Ltd.	(a)	3,240	217
			3,615
Household & Personal Products (1.8%)
Avon Products, Inc.		6,690	259
Clorox Co.		3,017	178
Colgate Palmolive Co.		7,492	383
Gillette Co. (The)		21,078	944
Kimberly-Clark Corp.		13,068	860
Procter & Gamble Co.		40,266	2,218
			4,842
Insurance (3.3%)
ACE Ltd.		3,530	151
Aegon N.V.		9,030	124
Aflac, Inc.		7,560	301
Allstate Corp. (The)		9,540	493
AMBAC Financial Group, Inc.		1,650	135
American International Group, Inc.		32,630	2,143
AON Corp.		3,800	91
Berkshire Hathaway, Inc., Class B	(a)	161	473
Chubb Corp.		10,360	797
Hartford Financial Services Group, Inc.		10,460	725
Lincoln National Corp.		2,600	121
Loews Corp.		2,720	191
Marsh & McLennan Cos., Inc.		6,840	225
MBIA, Inc.		3,760	238
Metlife, Inc.		11,630	471
Progressive Corp. (The)		3,060	260
Prudential Financial, Inc.		14,170	779
St. Paul Travelers Cos., Inc. (The)		20,586	763
XL Capital Ltd., Class A		2,060	160
			8,641
Materials (3.1%)
Agnico-Eagle Mines Ltd.		5,900	81
Barrick Gold Corp.		43,000	1,038
Bayer AG ADR		29,920	1,017
Dow Chemical Co. (The)		9,510	471
Glamis Gold Ltd.	(a)	10,000	171
Goldcorp, Inc.		14,100	212
Kinross Gold Corp.	(a)	22,400	158
Monsanto Co.		4,300	239
Meridian Gold, Inc.	(a)	7,700	146
Neenah Paper, Inc.	(a)	240	8
Newmont Mining Corp.		77,783	3,454
Peabody Energy Corp.		2,600	210
Placer Dome, Inc.		33,600	631
Sealed Air Corp.	(a)	2,100	112
Temple-Inland, Inc.		3,409	233
			8,181
Media (2.3%)
Clear Channel Communications, Inc.		19,940	668
Comcast Corp., Class A	(a)	14,600	486
Gannett Co., Inc.		2,000	163
Google, Inc., Class A	(a)	925	179
Interpublic Group of Cos., Inc.	(a)	2,850	38
Knight-Ridder, Inc.		50	3
Lamar Advertising Co., Class A	(a)	4,900	210
McGraw-Hill Cos., Inc. (The)		1,450	133
New York Times Co., Class A		1,250	51
News Corp., Class B		16,430	315
Omnicom Group, Inc.		1,250	105
Time Warner, Inc.	(a)	85,273	1,658
Tribune Co.		2,200	93
Univision Communications, Inc., Class A	(a)	12,490	365

Viacom, Inc., Class B		15,970	581
Walt Disney Co.		34,490	959
			6,007
Pharmaceuticals & Biotechnology (5.7%)
Abbott Laboratories		15,176	708
Allergan, Inc.		1,260	102
Amgen, Inc.	(a)	17,453	1,120
Applera Corp. - Applied Biosystems Group		4,570	96
Biogen Idec, Inc.	(a)	6,136	409
Bristol-Myers Squibb Co.		67,421	1,727
Chiron Corp.	(a)	1,580	53
Eli Lilly & Co.		15,270	867
Forest Laboratories, Inc.	(a)	3,010	135
Genentech, Inc.	(a)	6,400	348
Genzyme Corp.	(a)	4,400	255
Gilead Sciences, Inc.	(a)	13,200	462
GlaxoSmithKline plc ADR		5,510	261
Johnson & Johnson		41,985	2,663
King Pharmaceuticals, Inc.	(a)	1,030	13
Medimmune, Inc.	(a)	1,570	43
Merck & Co., Inc.		18,000	578
Novartis AG ADR		6,200	313
Pfizer, Inc.		62,481	1,680
Roche Holding AG ADR		6,340	730
Sanofi-Aventis ADR		8,500	340
Schering-Plough Corp.		52,620	1,099
Wyeth		21,777	927
			14,929
Real Estate (0.2%)
Equity Office Properties Trust REIT		9,410	274
Equity Residential REIT		7,300	264
			538
Retailing (1.3%)
Amazon.com, Inc.	(a)	3,700	164
AutoZone, Inc.	(a)	50	4
Chico’s FAS, Inc.	(a)	3,800	173
eBay, Inc.	(a)	10,400	1,209
Family Dollar Stores, Inc.		50	2
Federated Department Stores, Inc.		50	3
Home Depot, Inc.		10,800	462
IAC/InterActiveCorp.	(a)	5,700	157
Kmart Holding Corp.	(a)	3,200	317
Kohl’s Corp.	(a)	8,650	425
Lowe’s Cos., Inc.		50	3
Petsmart, Inc.		8,880	315
RadioShack Corp.		50	2
Sherwin-Williams Co. (The)		50	2
Staples, Inc.		50	2
Target Corp.		5,260	273
Tiffany & Co.		50	2
			3,515
Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.	(a)	6,322	139
Altera Corp.	(a)	6,629	137
Analog Devices, Inc.		5,992	221
Applied Materials, Inc.	(a)	43,423	743
Broadcom Corp., Class A	(a)	5,520	178
Freescale Semiconductor, Inc., Class B	(a)	2,076	38
Intel Corp.		114,478	2,678
KLA-Tencor Corp.	(a)	3,610	168
Linear Technology Corp.		8,208	318
LSI Logic Corp.	(a)	2,060	11
Marvell Technology Group Ltd.	(a)	10,620	377
Maxim Integrated Products, Inc.		5,314	225
Micron Technology, Inc.	(a)	11,136	138
National Semiconductor Corp.		7,206	129

Novellus Systems, Inc.	(a)	2,628	73
Teradyne, Inc.	(a)	855	15
Texas Instruments, Inc.		27,578	679
Xilinx, Inc.		6,460	192
			6,459
Software & Services (4.3%)
Accenture Ltd., Class A	(a)	17,610	476
Adobe Systems, Inc.		6,713	421
Affiliated Computer Services, Inc., Class A	(a)	1,000	60
Autodesk, Inc.		624	24
Automatic Data Processing, Inc.		12,441	552
BMC Software, Inc.	(a)	3,877	72
Citrix Systems, Inc.	(a)	841	21
Computer Associates International, Inc.		14,065	437
Computer Sciences Corp.	(a)	2,819	159
Electronic Arts, Inc.	(a)	15,392	949
Electronic Data Systems Corp.		3,809	88
First Data Corp.		14,017	596
Fiserv, Inc.	(a)	1,742	70
Infosys Technology, Ltd.		2,300	159
Intuit, Inc.	(a)	1,521	67
Mercury Interactive Corp.	(a)	920	42
Microsoft Corp.		143,935	3,845
NCR Corp.	(a)	704	49
Novell, Inc.	(a)	3,100	21
Oracle Corp.	(a)	42,101	578
Paychex, Inc.		12,172	415
Peoplesoft, Inc.	(a)	2,680	71
Sabre Holdings Corp., Class A		831	18
Siebel Systems, Inc.	(a)	4,139	43
SunGard Data Systems, Inc.	(a)	12,052	341
Symantec Corp.	(a)	8,700	224
Unisys Corp.	(a)	3,143	32
Veritas Software Corp.	(a)	3,507	100
Yahoo!, Inc.	(a)	36,078	1,359
			11,289
Technology Hardware & Equipment (3.0%)
Agilent Technologies, Inc.	(a)	3,018	73
American Power Conversion Corp.		2,050	44
Apple Computer, Inc.	(a)	2,320	149
Avaya, Inc.	(a)	3,256	56
Cisco Systems, Inc.	(a)	58,824	1,135
Comverse Technology, Inc.	(a)	1,500	37
Corning, Inc.	(a)	8,425	99
Dell, Inc.	(a)	38,819	1,636
EMC Corp.	(a)	15,150	225
Hewlett-Packard Co.		19,374	406
International Business Machines Corp.		13,745	1,355
Jabil Circuit, Inc.	(a)	1,852	47
JDS Uniphase Corp.	(a)	11,466	36
Juniper Networks, Inc.	(a)	3,600	98
Lexmark International, Inc., Class A	(a)	715	61
Lucent Technologies, Inc.	(a)	27,536	104
Motorola, Inc.		25,282	435
Network Appliance, Inc.	(a)	2,129	71
QLogic Corp.	(a)	657	24
Qualcomm, Inc.		31,912	1,353
Sanmina-SCI Corp.	(a)	4,448	38
Scientific-Atlanta, Inc.		1,289	43
Shanda Interactive Entertainment Ltd. ADR		2,800	119
Solectron Corp.	(a)	8,049	43
Sun Microsystems, Inc.	(a)	20,834	112
Tellabs, Inc.	(a)	3,200	27
Xerox Corp.	(a)	5,154	88
			7,914

Telecommunication Services (2.3%)
Alltel Corp.		3,400	200
America Movil S.A. de C.V., Series L ADR		7,200	377
AT&T Corp.		8,295	158
BellSouth Corp.		19,950	554
CenturyTel, Inc.		1,600	57
Crown Castle International Corp.	(a)	13,686	228
France Telecom S.A. ADR		9,070	300
Nextel Communications, Inc., Class A	(a)	20,950	628
NTL, Inc.	(a)	2,200	161
Qwest Communications International, Inc.	(a)	18,050	80
SBC Communications, Inc.		35,450	914
Sprint Corp.		25,185	626
Verizon Communications, Inc.		43,580	1,765
			6,048
Transportation (1.0%)
Burlington Northern Santa Fe Corp.		2,900	137
C.H. Robinson Worldwide, Inc.		4,585	255
CSX Corp.		2,650	106
FedEx Corp.		2,450	241
Norfolk Southern Corp.		23,260	842
Southwest Airlines Co.		7,150	116
Union Pacific Corp.		2,150	145
United Parcel Service, Inc., Class B		9,300	795
			2,637
Utilities (0.7%)
American Electric Power Co., Inc.		7,530	258
Consolidated Edison, Inc.		5,920	259
Edison International		4,670	150
Entergy Corp.		6,520	441
Exelon Corp.		7,890	348
FirstEnergy Corp.		8,990	355
			1,811
Total Common Stocks (Cost $116,060)		153,319	153,319
Mutual Funds (10.3%)
iShares MSCI Brazil Index Fund		76,600	1,704
iShares MSCI Emerging Markets Index Fund		39,400	7,953
iShares MSCI EMU Index Fund	(c)	40,600	2,953
iShares MSCI Japan Index Fund		459,700	5,020
iShares MSCI Taiwan Index Fund		121,300	1,463
iShares S&P 500/BARRA Growth Index Fund	(c)	84,400	4,874
iShares S&P Europe 350 Index Fund		39,550	2,976
Total Mutual Funds (Cost $23,236)			26,943

Shares
Preferred Stock (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $206)	500	193

		Face Amount (000)
Short-Term Investments (7.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.2%)
Bank of New York
2.33%, 10/28/05	(h)	$512	512
Bear Stearns
2.37%, 4/15/05	(h)	281	281
Beta Finance, Inc.
2.28%, 2/18/05		211	211
Calyon NY
2.25%, 3/4/05	(h)	450	450
CIT Group Holdings
2.17%, 1/31/05	(h)	238	238
2.30%, 2/14/05	(h)	44	44
Citigroup, Inc.
2.39%, 9/1/05	(h)	150	150
Compass Securitization
2.38%, 3/17/05	(h)	219	219

Corporate Receivables Corp.
2.46%, 3/14/05		93	93
Discover Card Master Trust
2.39%, 5/16/05	(h)(k)	208	208
Eni Coordination Center
2.38%, 8/28/05	(h)	156	156
Giro Funding U.S. Corporation
2.37%, 2/7/05		93	93
HBOS Treasury Services plc, N.Y.
2.46%, 03/14/05		188	188
International Lease Finance Corp.
2.51%, 9/22/05	(h)	241	241
Jackson National Life Global Fund
2.32%, 01/18/05	(h)	156	156
K2 (USA) LLC
2.33%, 10/24/05	(h)	444	444
Landesbank Hessen Thur New York
2.24%, 2/2/05		158	158
Lehman Brothers, Inc.
2.33%, 1/3/05		3,830	3,830
Links Finance LLC
2.33%, 10/27/05	(h)	156	156
Links Finance LLC
2.40%, 9/26/05	(h)	312	312
Marshall & Ilsley Bank
2.51%, 12/29/05	(h)	437	437
Nationwide Building Society
2.58%, 1/2/06	(h)	362	362
Pfizer, Inc.
2.30%, 1/31/06	(h)	312	312
Proctor & Gamble
2.42%, 1/31/06	(h)	128	128
Royal Bank of Canada NY
2.38%, 6/27/05	(h)	312	312
Sheffield Receivable Corp.
2.21%, 1/12/05		438	438
Sigma Finance, Inc.
2.38%, 9/15/05	(h)	312	312
SLM Corporation
2.41%, 1/31/06	(h)	312	312
Societe Generale, N.Y.
2.25%, 3/3/05	(h)	328	328
Svenska Handelsbank N.Y.
2.32%, 5/10/05	(h)	312	312
UBS Finance (Delaware), Inc.
2.33%, 1/6/05		468	468
UBS Securities LLC
2.30%, 1/3/05		1,749	1,749
			13,614

Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	78,732	79

		Face Amount (000)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 2.00%, dated 12/31/04, due 1/3/05, repurchase price $5,367	(f)	$5,366	5,366
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
2.20%, 3/24/05	(j)	100	100
Total Short-Term Investments (Cost $19,159)		5,465	19,159
Total Investments+ (109.3%) (Cost $245,665) - Including $23,487 of Securities Loaned			286,800
Liabilities in Excess of Other Assets (-9.3%)			(24,325)
Net Assets (100%)			$262,475

(a)                                  Non-income producing security.

(b)                                 Security is in default.

(c)                                  All or a portion of security on loan at December 31, 2004.

(d)                                 Security was valued at fair value — At December 31, 2004, the Portfolio held $139 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of  $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%, due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity date.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2004.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                  Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2004.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

TBA                      To be announced

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

@                                    Face Amount/Value is less than $500.

+                                         At December 31, 2004, the U.S. Federal income tax cost basis of investments was approximately $245,665,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $41,135,000 of which $43,979,000 related to appreciated securities and $2,844,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In ExchangeFor (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CAD	579	$482	3/16/2005	US$	471	$471	$(11)
CNY	29,000	3,705	12/8/2005	US$	3,699	3,699	(6)
EUR	112	152	1/26/2005	US$	142	142	(10)
EUR	63	86	1/26/2005	US$	84	84	(2)
EUR	90	123	1/26/2005	US$	120	120	(3)
EUR	236	320	2/28/2005	US$	310	310	(10)
EUR	917	1,245	3/16/2005	US$	1,217	1,217	(28)
US$	13,937	13,937	12/8/2005	CNY	109,282	13,963	26
US$	155	155	2/28/2005	EUR	118	160	5
US$	14,917	14,917	3/16/2005	EUR	11,209	15,217	300
US$	2,600	2,600	12/6/2005	INR	115,440	2,636	36
		$37,722				$38,019	$297

CAD - Canadian Dollar

CNY - China Renminbi

EUR - Euro

INR - Indian Rupee

US$ - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation (000)
Long:
Australian Dollar
10yr Bond	22	$11,057	Mar-05	$(16)
British Pound
Long Gilt	7	1,498	Mar-05	11
S&P 500 Index	29	1,760	Mar-05	33
U.S. Treasury
2yr. Note	31	6,497	Mar-05	@—
U.S. Treasury
5yr. Note	52	5,696	Mar-05	36
U.S. Treasury
10yr. Note	81	9,067	Mar-05	66
U.S. Treasury
Long Bond	101	11,363	Mar-05	156
Short:
IMM Russell
Mini Index	97	6,343	Mar-05	(121)
U.S. Treasury
2yr. Note	61	12,785	Mar-05	(18)
U.S. Treasury
5yr. Note	84	9,201	Mar-05	30
U.S. Treasury
10yr. Note	32	3,582	Mar-05	(39)
				$138

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Balanced Portfolio
Bank of America	1/27/2005	$1,250	TRS	3 month LIBOR	Index Return(1)	$5
	2/25/2005	1,100	TRS	3 month LIBOR	Index Return(1)	13
	8/15/2019	2,100	ZCS	at maturity	compounded 3 month LIBOR	(2)
	8/15/2019	1,850	ZCS	at maturity	compounded 3 month LIBOR	(1)
	2/15/2022	650	ZCS	at maturity	compounded 3 month LIBOR	1
	5/16/2022	1,800	ZCS	at maturity	compounded 3 month LIBOR	6
	5/16/2022	1,700	ZCS	at maturity	compounded 3 month LIBOR	12
Citigroup	2/15/2019	1,850	ZCS	at maturity	compounded 3 month LIBOR	(1)
	5/15/2019	800	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(12)
	11/15/2019	300	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(6)
	5/15/2020	500	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	7
	5/15/2020	1,025	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(5)
	8/15/2020	550	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(8)
	2/15/2021	400	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(9)
	5/15/2021	2,500	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(66)
	5/15/2021	400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(11)
	5/15/2021	400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(10)
	5/15/2021	1,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(29)
	5/15/2021	290	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(9)
	5/15/2021	310	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(8)
	5/15/2021	320	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(10)
	5/15/2021	1,150	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(9)
	5/15/2021	575	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(2)
	5/15/2021	575	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	16
	11/15/2021	575	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(6)
	11/15/2021	875	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(12)
	11/15/2021	575	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(6)
	2/15/2022	400	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	4
	8/15/2022	400	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(12)
	8/15/2022	250	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	3
	2/15/2023	250	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	1
	2/15/2023	500	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(6)
Credit Suisse First Boston	5/15/2016	500	ZCS	at maturity	compounded 3 month LIBOR	(2)
	2/15/2017	750	ZCS	at maturity	compounded 3 month LIBOR	13
	8/15/2018	375	ZCS	at maturity	compounded 3 month LIBOR	(12)
	2/15/2019	900	ZCS	at maturity	compounded 3 month LIBOR	4
	5/15/2019	200	ZCS	at maturity	compounded 3 month LIBOR	0
	8/15/2019	750	ZCS	at maturity	compounded 3 month LIBOR	(23)
	8/15/2019	750	ZCS	at maturity	compounded 3 month LIBOR	(21)
	11/15/2019	375	ZCS	at maturity	compounded 3 month LIBOR	(12)
	2/15/2021	1,250	ZCS	at maturity	compounded 3 month LIBOR	(39)
	5/15/2021	1,725	ZCS	at maturity	compounded 3 month LIBOR	(17)
	5/15/2021	1,725	ZCS	at maturity	compounded 3 month LIBOR	(5)
	5/15/2021	575	ZCS	at maturity	compounded 3 month LIBOR	6
	11/15/2023	750	ZCS	at maturity	compounded 3 month LIBOR	6
Goldman Sachs	2/15/2020	310	ZCS	at maturity	compounded 3 month LIBOR	(9)
	2/15/2020	2,550	ZCS	at maturity	compounded 3 month LIBOR	6
	2/15/2020	1,175	ZCS	at maturity	compounded 3 month LIBOR	3
	5/15/2020	950	ZCS	at maturity	compounded 3 month LIBOR	9
	2/15/2021	400	ZCS	at maturity	compounded 3 month LIBOR	(13)
	2/15/2021	1,175	ZCS	at maturity	compounded 3 month LIBOR	(9)
	2/15/2021	1,000	ZCS	at maturity	compounded 3 month LIBOR	(11)
	11/15/2021	575	ZCS	at maturity	compounded 3 month LIBOR	(1)
	11/15/2021	1,000	ZCS	at maturity	compounded 3 month LIBOR	(11)
	8/15/2022	550	ZCS	at maturity	compounded 3 month LIBOR	(9)
	11/15/2022	575	ZCS	at maturity	compounded 3 month LIBOR	14
						$(305)

(1)  Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps — Basis points

TRS — Total Return Swap

ZCS  — Zero Coupon Interest Rate Swap

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 17, 2005

By:	/s/ James Garren
Name:	James Garren
Title:	Principal Financial Officer
Date:	February 17, 2005